UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2014

Date of reporting period:	January 1, 2014 — June 30, 2014

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Variable Trust

6|30|14

Semiannual report

Putnam VT
Global Asset Allocation Fund

Putnam INVESTMENTS

Message from the Trustees

Dear Shareholder:

After pulling back at the start of the year, equity markets resumed their steady advance through the halfway mark of 2014. In June, the S&P 500 Index posted its fifth consecutive month of gains. The bond market has also generated solid positive results across many sectors this year.

Underpinning these stable returns is growing evidence of an economy on the mend, including a strengthening jobs market, and accelerating consumer spending and business investment. Corporations are participating in this improvement, as reflected in stronger-than-expected earnings growth and heightened merger-and-acquisition activity.

One notable characteristic of this market environment is its historically low level of volatility — a relative calm that experience indicates does not last forever. As we move into the second half of the year, we also note that a range of geopolitical uncertainties could push risk levels higher. That said, Putnam offers a wide range of strategies for all market conditions, including portfolios designed for periods of higher market volatility.

As always, thank you for investing with Putnam.

Performance summary (as of 6/30/14)

Investment objective

Long-term return consistent with preservation of capital

Net asset value June 30, 2014

Class IA: $18.60	Class IB: $18.75

Total return at net asset value

				Barclays
			Russell 3000	U.S. Aggregate
(as of 6/30/14)	Class IA shares*	Class IB shares†	Index	Bond Index

6 months	6.17%	6.03%	6.94%	3.93%

1 year	19.26	18.94	25.22	4.37

5 years	101.63	99.05	141.92	26.74
Annualized	15.06	14.76	19.33	4.85

10 years	102.48	98.06	120.49	61.87
Annualized	7.31	7.07	8.23	4.93

Life	659.19	627.37	1,333.19	457.73
Annualized	7.98	7.80	10.61	6.74

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

* Class inception date: February 1, 1988.

† Class inception date: April 30, 1998.

The Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. companies. The Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. Performance of class IB shares before their inception is derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Allocations are shown as a percentage of the fund’s net assets. Short-term investments and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the exclusion of as-of trades, if any, and the use of different classifications of securities for presentation purposes. Holdings and allocations may vary over time.

Putnam VT Global Asset Allocation Fund 1

Report from your fund’s manager

How would you describe the investment environment during the six months ended June 30, 2014?

Equity markets performed well overall for the six-month reporting period. The period began mostly on a down note for market performance, with investors assuming a more risk-averse posture. Many questions emerged about the strength and sustainability of the economic recovery, and equity returns were only marginally positive for the first three months of the year. Interest-rate-sensitive assets performed relatively well, reflecting a preference for high-quality assets. In February, emerging-market concerns eased somewhat, and reassuring comments from new Fed Chair Janet Yellen about the central bank’s monetary policy helped most equity markets rebound. In addition, the U.S. debt-ceiling issue was settled temporarily through March 2015.

The second quarter saw steady improvement on the jobs front and measurable signs that the economy was reaccelerating following the weather-related slowdown in the first three months of 2014. Within this environment, corporate earnings continued to expand, and we began to see early signs of improving revenue growth. At that point, investor confidence resurfaced, and several equity indices began to notch record highs against a backdrop of generally low price volatility.

How did the fund perform in this environment?

Putnam VT Global Asset Allocation Fund produced positive returns over the past six months. In addition to strong returns from most asset classes, both dynamic asset allocation strategies and security selection were positive contributors.

Although the fund’s portfolio allocations remained fairly neutral in relation to those of its benchmarks, the fund’s dynamic asset allocation strategy delivered slightly positive performance for the period. A strategic benchmark-relative underweight position in U.S. investment-grade fixed income in favor of global equity exposure benefited performance. Security selection was also a positive contributor. Large-cap equity selection was the primary driver of benchmark-relative outperformance. Fixed-income selection, which included allocations to mortgage credit and prepayment risk, also performed well.

Did you make any significant changes to your asset allocation strategy?

The fund’s asset allocation was largely unchanged during the period. Equity and fixed-income exposure were generally in line with benchmark allocations. We remained underweight to interest-rate-sensitive fixed income, as we believed that continued tapering of the Federal Reserve’s asset purchase program should push interest rates higher over the medium term. Instead, we chose to emphasize more credit-sensitive areas of the fixed-income market. Credit exposure remains the fund’s largest relative overweight.

How did the fund use derivatives during the period?

We used futures to manage exposure to various market risks. This helped us achieve more efficient exposure to attractive asset classes within the portfolio. It is our position that the prudent use of derivatives with strong risk control can help to more effectively manage portfolio risk and to deploy capital to generate returns.

What is your outlook for the second half of 2014?

Following 2013’s extraordinary returns in equity markets, we felt it would be unrealistic to expect a repeat performance in 2014. While we are far off the pace of last year, returns through the first half of 2014 have been encouraging. We believe the fundamentals of the U.S. economy are sufficiently solid to support further growth in the equity markets during the second half of 2014. Stock prices may be fully valued but they are not overvalued, in my opinion. I believe that the economy will continue to grow and corporate earnings will continue to be strong. We believe credit-sensitive assets such as high-yield bonds may continue to advance, albeit not as strongly as they did in 2013. Since our longer-term outlook is for rising interest rates, we expect to continue to underweight interest-rate-sensitive assets and maintain a focus on equities, particularly U.S. stocks, in the portfolio.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future.

Consider these risks before investing: International investing involves currency, economic, and political risks. Emerging-market securities have illiquidity and volatility risks. Investments in small and/or midsize companies increase the risk of greater price fluctuations. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk and the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. Our allocation of assets among permitted asset categories may hurt performance. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is greater for longer-term bonds, and credit risk is greater for below-investment-grade bonds. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Unlike bonds, funds that invest in bonds have fees and expenses. Stock and bond prices may fall or fail to rise over time for several reasons, including general financial market conditions,

2 Putnam VT Global Asset Allocation Fund

factors related to a specific issuer or industry and, with respect to bond prices, changing market perceptions of the risk of default and changes in government intervention. These factors may also lead to increased volatility and reduced liquidity in the bond markets. You can lose money by investing in the fund.

Your fund’s managers

Portfolio Manager James A. Fetch is a Co-Head of Global Asset Allocation at Putnam. He has been in the investment industry since he joined Putnam in 1994.

In addition to James, your fund’s managers are Robert J. Kea, CFA; Joshua B. Kutin, CFA; Robert J. Schoen; and Jason R. Vaillancourt, CFA.

Your fund’s managers may also manage other accounts advised by Putnam Management or an affiliate, including retail mutual fund counterparts to the funds in Putnam Variable Trust.

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates. In other examples, the managers may use options and futures contracts to hedge against a variety of risks by establishing a combination of long and short exposures to specific equity markets or sectors.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

Putnam VT Global Asset Allocation Fund 3

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The first two columns in the following table show the expenses you would have paid on a $1,000 investment in your fund from January 1, 2014, to June 30, 2014. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Expenses and value for a		Expenses and value for a
	$1,000 investment, assuming		$1,000 investment, assuming a
	actual returns for the 6 months		hypothetical 5% annualized return
	ended 6/30/14		for the 6 months ended 6/30/14

	Class IA	Class IB	Class IA	Class IB

Expenses paid
per $1,000*†	$4.40	$5.67	$4.31	$5.56

Ending value
(after expenses)	$1,061.70	$1,060.30	$1,020.53	$1,019.29

Annualized
expense ratio	0.86%	1.11%	0.86%	1.11%

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 6/30/14. The expense ratio may differ for each share class.

†Expenses based on actual returns are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year. Expenses based on a hypothetical 5% return are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

4 Putnam VT Global Asset Allocation Fund

The fund’s portfolio 6/30/14 (Unaudited)

COMMON STOCKS (57.3%)*	Shares	Value

Basic materials (2.9%)
Aceto Corp.	674	$12,226

Amcor, Ltd. (Australia)	5,414	53,247

Andersons, Inc. (The)	347	17,898

Antofagasta PLC (United Kingdom)	3,650	47,662

ArcelorMittal SA (France)	4,286	63,559

Assa Abloy AB Class B (Sweden)	645	32,822

Axiall Corp. S	908	42,921

BASF SE (Germany)	1,133	131,917

BHP Billiton PLC (United Kingdom)	2,222	71,853

BHP Billiton, Ltd. (Australia)	2,906	98,374

Buzzi Unicem SpA (Italy)	359	6,042

Cambrex Corp. †	2,430	50,301

Chemtura Corp. †	2,425	63,365

Compagnie de Saint-Gobain (France)	289	16,306

Domtar Corp. (Canada)	376	16,112

Dow Chemical Co. (The)	24,200	1,245,332

EMS-Chemie Holding AG (Switzerland)	142	56,685

Fortescue Metals Group, Ltd. (Australia)	2,624	10,763

Glencore Xstrata PLC (United Kingdom)	19,941	111,101

Hi-Crush Partners LP (Units)	750	49,170

Hitachi Metals, Ltd. (Japan)	9,000	136,282

Holcim, Ltd. (Switzerland)	538	47,290

Horsehead Holding Corp. † S	2,598	47,439

Innophos Holdings, Inc.	520	29,936

Innospec, Inc.	667	28,794

KapStone Paper and Packaging Corp. †	1,163	38,530

Koninklijke Boskalis Westminster NV (Netherlands)	1,157	66,358

Kraton Performance Polymers, Inc. †	713	15,964

L.B. Foster Co. Class A	532	28,792

Landec Corp. †	4,319	53,944

LG Chemical, Ltd. (South Korea)	90	26,329

Limoneira Co. S	449	9,865

LSB Industries, Inc. †	1,140	47,504

LyondellBasell Industries NV Class A	7,700	751,905

Minerals Technologies, Inc.	298	19,543

Monsanto Co.	234	29,189

Mota-Engil Africa (Rights) (Portugal) † F	5,645	2,899

Mota-Engil SGPS SA (Portugal)	6,145	48,130

NN, Inc.	1,964	50,239

Olin Corp.	1,081	29,101

OM Group, Inc.	646	20,950

Packaging Corp. of America	1,800	128,682

Rayonier Advanced Materials, Inc. †	800	31,000

Reliance Steel & Aluminum Co.	1,500	110,565

Rio Tinto PLC (United Kingdom)	1,172	62,349

S&W Seed Co. † S	1,638	10,631

Sherwin-Williams Co. (The)	3,500	724,185

Solvay SA (Belgium)	215	37,006

Sumitomo Metal Mining Co., Ltd. (Japan)	4,000	64,952

Syngenta AG (Switzerland)	207	77,100

Trex Co., Inc. † S	1,035	29,829

Tronox, Ltd. Class A	1,029	27,680

U.S. Silica Holdings, Inc.	1,393	77,228

UPM-Kymmene OYJ (Finland)	3,987	68,133

COMMON STOCKS (57.3%)* cont.	Shares	Value

Basic materials cont.
Veidekke ASA (Norway)	1,915	$21,542

voestalpine AG (Austria) S	2,321	110,456

Wacker Chemie AG (Germany)	117	13,510

Wendel SA (France)	514	73,620

Zep, Inc.	1,444	25,501

		5,420,608
Capital goods (4.4%)
ABB, Ltd. (Switzerland)	3,536	81,422

Airbus Group NV (France)	1,311	87,855

Alfa Laval AB (Sweden)	3,756	96,801

Alliant Techsystems, Inc.	369	49,416

Alstom SA (France)	253	9,224

Altra Industrial Motion Corp.	1,420	51,674

Astronics Corp. †	383	21,620

AviChina Industry & Technology Co., Ltd. (China)	36,000	20,345

AZZ, Inc.	671	30,920

Ball Corp.	2,800	175,504

Caterpillar, Inc.	5,900	641,153

Chase Corp.	794	27,107

Coway Co., Ltd. (South Korea)	487	40,768

Crown Holdings, Inc. †	13,700	681,712

Cummins, Inc.	4,600	709,734

Daikin Industries, Ltd. (Japan)	500	31,548

Douglas Dynamics, Inc.	1,248	21,990

DXP Enterprises, Inc. †	266	20,094

Faurecia (France)	725	27,360

Franklin Electric Co., Inc.	592	23,875

Gaztransport Et Technigaz SA (France)	308	20,079

Generac Holdings, Inc. † S	831	40,503

Greenbrier Cos., Inc. (The) † S	1,776	102,298

HD Supply Holdings, Inc. †	699	19,845

HEICO Corp.	169	8,778

Hitachi, Ltd. (Japan)	2,000	14,649

Hyster-Yale Materials Holdings, Inc.	300	26,562

IDEX Corp. S	3,400	274,516

IHI Corp. (Japan)	14,000	65,229

II-VI, Inc. †	1,950	28,197

IMI PLC (United Kingdom)	3,598	91,564

Ingersoll-Rand PLC S	4,600	287,546

JGC Corp. (Japan)	2,000	60,767

Joy Global, Inc. S	4,100	252,478

Kadant, Inc.	800	30,760

Leggett & Platt, Inc. S	5,300	181,684

Miller Industries, Inc.	968	19,921

MSA Safety, Inc.	332	19,083

Northrop Grumman Corp.	6,500	777,595

NSK, Ltd. (Japan)	2,000	26,001

Orbital Sciences Corp. †	1,476	43,616

OSRAM Licht AG (Germany) †	1,031	52,002

Polypore International, Inc. †	205	9,785

Raytheon Co.	12,641	1,166,132

Rheinmetall AG (Germany)	459	32,494

Roper Industries, Inc.	4,700	686,247

Safran SA (France)	739	48,385

Schneider Electric SA (France)	149	14,027

Singapore Technologies Engineering, Ltd.
(Singapore)	20,000	60,951

Putnam VT Global Asset Allocation Fund 5

COMMON STOCKS (57.3%)* cont.	Shares	Value

Capital goods cont.
SMC Corp. (Japan)	100	$26,761

Standard Motor Products, Inc.	1,393	62,225

Standex International Corp.	384	28,600

Stoneridge, Inc. †	2,152	23,069

Tenneco, Inc. †	348	22,864

THK Co., Ltd. (Japan)	2,500	58,931

Tower International, Inc. †	1,534	56,513

TriMas Corp. †	1,830	69,778

Trinseo SA †	377	7,842

Vinci SA (France)	2,171	162,312

WABCO Holdings, Inc. †	6,100	651,602

Zodiac Aerospace (France)	1,450	49,081

		8,531,394
Communication services (2.3%)
Allot Communications, Ltd. (Israel) †	714	9,318

Arris Group, Inc. †	442	14,378

Aruba Networks, Inc. †	470	8,234

BT Group PLC (United Kingdom)	15,030	99,005

CalAmp Corp. † S	1,421	30,779

Com Hem Holding AB (Sweden) †	1,943	18,320

Comcast Corp. Class A	26,600	1,427,888

Deutsche Telekom AG (Germany)	4,999	87,618

EchoStar Corp. Class A †	1,913	101,274

Frontier Communications Corp. S	5,116	29,877

HSN, Inc.	226	13,388

IDT Corp. Class B	796	13,866

Inteliquent, Inc.	1,178	16,339

Iridium Communications, Inc. † S	2,102	17,783

KDDI Corp. (Japan)	300	18,298

Liberty Global PLC Ser. C (United Kingdom)	416	17,601

Loral Space & Communications, Inc. †	391	28,422

NTT DoCoMo, Inc. (Japan)	4,300	73,517

Numericable Group SA (France) †	319	19,001

Orange (France)	4,242	66,944

Quebecor, Inc. Class B (Canada)	1,000	24,198

Ruckus Wireless, Inc. †	1,212	14,435

ShoreTel, Inc. †	1,307	8,522

Tele2 AB Class B (Sweden)	2,428	28,599

Telecom Corp. of New Zealand, Ltd. (New Zealand)	7,309	17,150

Telecom Italia SpA RSP (Italy)	41,084	40,589

Telefonica SA (Spain)	4,099	70,272

Telenor ASA (Norway)	2,670	60,810

Telstra Corp., Ltd. (Australia)	20,030	98,403

Ubiquiti Networks, Inc. † S	758	34,254

USA Mobility, Inc.	1,137	17,510

Verizon Communications, Inc.	34,721	1,698,899

Vodafone Group PLC (United Kingdom)	22,859	76,286

Ziggo NV (Netherlands)	792	36,623

		4,338,400
Conglomerates (0.8%)
AMETEK, Inc.	7,000	365,960

Danaher Corp.	10,700	842,411

Exor SpA (Italy)	1,105	45,377

Marubeni Corp. (Japan)	3,000	21,944

Mitsubishi Corp. (Japan)	2,700	56,156

Siemens AG (Germany)	1,749	230,989

Vivendi SA (France)	569	13,923

		1,576,760

COMMON STOCKS (57.3%)* cont.	Shares	Value

Consumer cyclicals (6.6%)
Adidas AG (Germany)	533	$53,986

ADT Corp. (The) S	6,850	239,339

ANN, Inc. †	1,043	42,909

Ascena Retail Group, Inc. †	890	15,219

Ascent Capital Group, Inc. Class A †	115	7,591

Atresmedia Corporacion de Medios de Comunicacion
SA (Spain) S	3,116	44,630

Babcock International Group PLC (United Kingdom)	3,366	66,938

Bayerische Motoren Werke (BMW) AG (Germany)	622	78,885

Big Lots, Inc. †	930	42,501

Blyth, Inc. S	682	5,306

Brown Shoe Co., Inc.	545	15,592

Bureau Veritas SA (France)	2,049	56,871

CaesarStone Sdot-Yam, Ltd. (Israel)	319	15,657

Carmike Cinemas, Inc. †	518	18,197

Century Casinos, Inc. †	2,019	11,690

China ZhengTong Auto Services Holdings, Ltd.
(China)	28,500	15,959

Compagnie Financiere Richemont SA (Switzerland)	1,131	118,673

Compass Group PLC (United Kingdom)	7,881	137,168

Continental AG (Germany)	659	152,636

Conversant, Inc. † S	1,086	27,584

Cooper Tire & Rubber Co.	1,588	47,640

Corporate Executive Board Co. (The)	237	16,168

Crocs, Inc. †	512	7,695

Daimler AG (Registered Shares) (Germany)	765	71,650

Dalata Hotel Group, Ltd. (Ireland) †	3,291	13,499

Deckers Outdoor Corp. † S	920	79,424

Deluxe Corp.	1,366	80,020

Demand Media, Inc. †	1,378	6,642

Denso Corp. (Japan)	1,000	47,727

Destination Maternity Corp.	1,541	35,089

Ennis, Inc.	1,178	17,976

Expedia, Inc.	3,150	248,094

Experian PLC (United Kingdom)	4,480	75,751

Fuji Heavy Industries, Ltd. (Japan)	4,400	121,830

G&K Services, Inc. Class A	491	25,566

GameStop Corp. Class A S	4,700	190,209

Gap, Inc. (The)	7,000	290,990

General Motors Co.	6,500	235,950

Genesco, Inc. †	384	31,538

Global Mediacom Tbk PT (Indonesia)	189,800	34,022

Green Dot Corp. Class A †	820	15,564

Haier Electronics Group Co., Ltd. (China)	5,000	13,064

Hanesbrands, Inc.	3,000	295,320

Harbinger Group, Inc. †	3,987	50,635

Harley-Davidson, Inc.	7,500	523,875

Hilton Worldwide Holdings, Inc. †	25,000	582,500

Hino Motors, Ltd. (Japan)	4,800	66,097

Home Depot, Inc. (The)	16,000	1,295,360

ITV PLC (United Kingdom)	27,266	83,154

KAR Auction Services, Inc.	2,291	73,014

Kimberly-Clark Corp.	12,300	1,368,006

Kingfisher PLC (United Kingdom)	2,518	15,470

La-Z-Boy, Inc.	454	10,519

Lenta, Ltd. 144A GDR (Russia) †	1,670	21,543

Lions Gate Entertainment Corp. S	1,444	41,270

6 Putnam VT Global Asset Allocation Fund

COMMON STOCKS (57.3%)* cont.	Shares	Value

Consumer cyclicals cont.
Lowe’s Cos., Inc.	15,000	$719,850

Lumber Liquidators Holdings, Inc. † S	143	10,861

Luxottica Group SpA (Italy)	411	23,789

Macy’s, Inc.	8,100	469,962

Marcus Corp.	1,734	31,646

MasterCard, Inc. Class A	1,000	73,470

MAXIMUS, Inc.	322	13,852

Mediaset SpA (Italy) †	5,675	27,664

Melco Crown Entertainment, Ltd. ADR (Hong Kong)	700	24,997

MGM China Holdings, Ltd. (Hong Kong)	22,000	76,357

Moncler SpA (Italy)	440	7,296

Namco Bandai Holdings, Inc. (Japan)	4,500	105,365

National CineMedia, Inc.	2,027	35,493

Next PLC (United Kingdom)	1,258	139,403

Nissan Motor Co., Ltd. (Japan)	3,400	32,253

Nu Skin Enterprises, Inc. Class A	225	16,641

Omnicom Group, Inc.	6,700	477,174

Panasonic Corp. (Japan)	10,300	125,465

Penn National Gaming, Inc. †	2,743	33,300

Pitney Bowes, Inc.	1,224	33,807

Priceline Group, Inc. (The) †	300	360,900

Puregold Price Club, Inc. (Philippines)	26,600	26,448

Randstad Holding NV (Netherlands)	420	22,768

Remy International, Inc.	803	18,750

Renault SA (France)	917	82,910

Scripps Networks Interactive Class A	3,200	259,648

Sega Sammy Holdings, Inc. (Japan)	2,100	41,314

Select Comfort Corp. †	1,128	23,304

Serco Group PLC (United Kingdom)	3,483	21,787

Sinclair Broadcast Group, Inc. Class A S	530	18,418

SJM Holdings, Ltd. (Hong Kong)	20,000	50,114

Sonic Automotive, Inc. Class A	1,299	34,657

Sotheby’s Class A S	919	38,589

Sports Direct International PLC (United Kingdom) †	2,384	28,825

Steven Madden, Ltd. †	425	14,578

Sun TV Network, Ltd. (India)	2,061	15,727

Suzuki Motor Corp. (Japan)	3,500	109,624

Swatch Group AG (The) (Switzerland)	101	60,990

Thomas Cook Group PLC (United Kingdom) †	12,270	28,034

TiVo, Inc. †	5,493	70,915

Toyota Motor Corp. (Japan)	3,200	192,180

TUI Travel PLC (United Kingdom)	8,248	56,180

Vail Resorts, Inc.	178	13,738

Valeo SA (France)	705	94,692

Viacom, Inc. Class B	9,500	823,935

VOXX International Corp. †	2,591	24,381

WH Smith PLC (United Kingdom)	774	14,173

Wirecard AG (Germany)	381	16,449

World Fuel Services Corp.	997	49,082

WPP PLC (United Kingdom)	3,488	76,050

Wyndham Worldwide Corp.	3,500	265,020

		12,733,027
Consumer staples (4.4%)
Anheuser-Busch InBev NV (Belgium)	1,712	196,682

Associated British Foods PLC (United Kingdom)	2,501	130,504

Barrett Business Services, Inc.	374	17,578

Barry Callebaut AG (Switzerland)	28	38,047

COMMON STOCKS (57.3%)* cont.	Shares	Value

Consumer staples cont.
Beacon Roofing Supply, Inc. †	207	$6,856

Blue Nile, Inc. †	348	9,744

Boulder Brands, Inc. †	437	6,197

Bright Horizons Family Solutions, Inc. †	710	30,487

British American Tobacco (BAT) PLC
(United Kingdom)	1,436	85,474

Calbee, Inc. (Japan)	2,900	79,982

Carrefour SA (France)	2,006	73,999

Chaoda Modern Agriculture Holdings, Ltd.
(China) † F	10,000	645

Chegg, Inc. †	2,206	15,530

Colgate-Palmolive Co.	3,700	252,266

Core-Mark Holding Co., Inc.	808	36,869

Coty, Inc. Class A	2,336	40,016

CVS Caremark Corp.	20,500	1,545,085

Diageo PLC (United Kingdom)	2,009	64,157

Distribuidora Internacional de Alimentacion SA
(Spain)	5,877	54,111

Dr. Pepper Snapple Group, Inc.	11,400	667,812

Genuine Parts Co.	5,900	518,020

Geo Group, Inc. (The) R	332	11,862

Grand Canyon Education, Inc. †	254	11,676

Heineken Holding NV (Netherlands)	1,024	67,325

Henkel AG & Co. KGaA (Preference) (Germany)	563	65,088

ITOCHU Corp. (Japan)	1,100	14,127

ITT Educational Services, Inc. † S	2,528	42,192

Japan Tobacco, Inc. (Japan)	3,100	113,008

Kao Corp. (Japan)	2,000	78,713

Kerry Group PLC Class A (Ireland)	887	66,619

Kforce, Inc.	1,601	34,662

Koninklijke Ahold NV (Netherlands)	4,780	89,735

Korn/Ferry International †	852	25,023

Krispy Kreme Doughnuts, Inc. †	1,133	18,105

L’Oreal SA (France)	369	63,588

ManpowerGroup, Inc.	5,600	475,160

MEIJI Holdings Co., Ltd. (Japan)	1,100	72,859

Mondelez International, Inc. Class A	27,400	1,030,514

MWI Veterinary Supply, Inc. †	195	27,688

NACCO Industries, Inc. Class A	149	7,539

Nestle SA (Switzerland)	3,976	308,019

New Oriental Education & Technology Group, Inc.
ADR (China)	1,200	31,884

Nutraceutical International Corp. †	559	13,338

On Assignment, Inc. †	1,288	45,814

Papa John’s International, Inc.	804	34,082

Philip Morris International, Inc.	15,328	1,292,304

Popeyes Louisiana Kitchen, Inc. †	635	27,756

Reckitt Benckiser Group PLC (United Kingdom)	710	61,970

Red Robin Gourmet Burgers, Inc. †	214	15,237

RetailMeNot, Inc. †	853	22,698

SABMiller PLC (United Kingdom)	980	56,823

Seven & I Holdings Co., Ltd. (Japan)	300	12,639

Shutterfly, Inc. †	175	7,536

SpartanNash Co.	801	16,829

TrueBlue, Inc. †	3,220	88,775

Unilever NV ADR (Netherlands)	1,506	65,897

Unilever PLC (United Kingdom)	1,235	56,031

Putnam VT Global Asset Allocation Fund 7

COMMON STOCKS (57.3%)* cont.	Shares	Value

Consumer staples cont.
United Natural Foods, Inc. †	245	$15,950

USANA Health Sciences, Inc. †	203	15,862

WM Morrison Supermarkets PLC (United Kingdom)	1,646	5,166

Wolseley PLC (United Kingdom)	403	22,091

Woolworths, Ltd. (Australia)	1,285	42,676

		8,444,921
Energy (4.8%)
Aker Solutions ASA (Norway)	1,107	19,239

AMEC PLC (United Kingdom)	4,131	85,898

Baker Hughes, Inc.	7,200	536,040

Beijing Jingneng Clean Energy Co., Ltd. (China)	32,000	14,286

BG Group PLC (United Kingdom)	5,296	111,935

BP PLC (United Kingdom)	20,813	183,404

Cabot Oil & Gas Corp.	7,200	245,808

Callon Petroleum Co. †	4,728	55,081

Delek US Holdings, Inc.	1,621	45,761

Dril-Quip, Inc. †	1,000	109,240

EnCana Corp. (Canada)	1,500	35,537

EOG Resources, Inc.	8,100	946,566

Exxon Mobil Corp.	17,004	1,711,963

Ezion Holdings, Ltd. (Singapore)	21,400	35,698

FutureFuel Corp.	2,556	42,404

Genel Energy PLC (United Kingdom) †	1,335	23,190

Gulfport Energy Corp. †	309	19,405

Halliburton Co.	11,317	803,620

Key Energy Services, Inc. †	3,167	28,946

Kodiak Oil & Gas Corp. †	1,913	27,834

Lone Pine Resources Canada, Ltd. (Canada) † F	2,494	249

Lone Pine Resources, Inc. Class A (Canada) † F	2,494	249

Oceaneering International, Inc.	2,100	164,073

Oil States International, Inc. †	1,300	83,317

Rosetta Resources, Inc. †	288	15,797

Royal Dutch Shell PLC Class A (United Kingdom)	4,244	175,660

Royal Dutch Shell PLC Class A (United Kingdom)	2,665	110,351

Royal Dutch Shell PLC Class B (United Kingdom)	3,079	133,975

Schlumberger, Ltd.	16,600	1,957,970

SPT Energy Group, Inc. (China)	38,000	20,004

Statoil ASA (Norway)	4,078	125,255

Stone Energy Corp. †	919	43,000

Suncor Energy, Inc. (Canada)	1,068	45,541

Superior Energy Services, Inc.	18,500	668,590

Total SA (France)	2,216	160,154

Unit Corp. †	446	30,698

Vaalco Energy, Inc. †	2,488	17,988

W&T Offshore, Inc.	806	13,194

Woodside Petroleum, Ltd. (Australia)	1,613	62,467

WPX Energy, Inc. †	13,100	313,221

		9,223,608
Financials (11.6%)
Access National Corp.	765	11,597

ACE, Ltd.	323	33,495

Admiral Group PLC (United Kingdom)	980	25,979

AG Mortgage Investment Trust, Inc. R	461	8,727

Ageas (Belgium)	1,992	79,470

Agree Realty Corp. R	773	23,368

AIA Group, Ltd. (Hong Kong)	35,200	176,899

Alleghany Corp. †	800	350,496

Allianz SE (Germany)	735	122,483

COMMON STOCKS (57.3%)* cont.	Shares	Value

Financials cont.
Allied World Assurance Co. Holdings AG	1,557	$59,197

American Equity Investment Life Holding Co.	1,813	44,600

American International Group, Inc.	900	49,122

Amtrust Financial Services, Inc. S	960	40,138

Aon PLC	10,600	954,954

Arlington Asset Investment Corp. Class A S	529	14,458

ARMOUR Residential REIT, Inc. R	2,457	10,639

Ashford Hospitality Prime, Inc. R	579	9,936

Ashford Hospitality Trust, Inc. R	2,889	33,339

Assicurazioni Generali SpA (Italy)	4,391	96,262

Australia & New Zealand Banking Group, Ltd.
(Australia)	2,252	70,798

AvalonBay Communities, Inc. R	5,000	710,950

AXA SA (France)	3,726	89,056

Banca Popolare di Milano Scarl (Italy) †	18,536	16,625

Banco Bilbao Vizcaya Argentaria SA (BBVA) (Spain)	6,397	81,541

Banco Espirito Santo SA (Portugal) †	35,518	29,278

Banco Latinoamericano de Exportaciones SA Class E
(Panama)	1,728	51,270

Banco Santander SA (Spain)	9,573	100,016

Bank of Ireland (Ireland) †	90,128	30,483

Bank of Kentucky Financial Corp.	458	15,934

Bank of New York Mellon Corp. (The)	16,200	607,176

Bank of Queensland, Ltd. (Australia)	3,109	35,737

Bank of Yokohama, Ltd. (The) (Japan)	11,000	63,304

Barclays PLC (United Kingdom)	14,135	51,478

Bellway PLC (United Kingdom)	931	24,951

Beni Stabili SpA (Italy) R	15,559	14,274

Berkshire Hathaway, Inc. Class B †	800	101,248

BNP Paribas SA (France)	1,067	72,387

BofI Holding, Inc. † S	492	36,147

Cardinal Financial Corp.	1,506	27,801

Carlyle Group LP (The)	614	20,851

CBL & Associates Properties, Inc. R	1,028	19,532

CBRE Group, Inc. Class A †	16,800	538,272

Challenger, Ltd. (Australia)	9,507	66,697

Chubb Corp. (The)	7,800	718,926

Citizens & Northern Corp.	973	18,964

City National Corp.	3,500	265,160

CNO Financial Group, Inc.	1,919	34,158

Commonwealth Bank of Australia (Australia)	2,679	204,316

Credicorp, Ltd. (Peru)	159	24,720

Credit Acceptance Corp. †	191	23,512

Credit Agricole SA (France)	6,547	92,338

Credit Suisse Group AG (Switzerland)	1,475	42,181

CYS Investments, Inc. R S	1,467	13,232

DBS Group Holdings, Ltd. (Singapore)	5,000	67,167

Deutsche Bank AG (Germany)	1,726	60,728

Deutsche Wohnen AG (Germany)	2,953	63,686

Dexus Property Group (Australia) R	58,308	61,029

Discover Financial Services	14,200	880,116

DNB ASA (Norway)	875	16,005

Dubai Islamic Bank PJSC (United Arab Emirates) †	15,666	27,512

East West Bancorp, Inc.	529	18,510

Education Realty Trust, Inc. R	4,088	43,905

Encore Capital Group, Inc. † S	1,027	46,646

EPR Properties R	435	24,303

8 Putnam VT Global Asset Allocation Fund

COMMON STOCKS (57.3%)* cont.	Shares	Value

Financials cont.
Erste Group Bank AG (Czech Republic)	1,167	$37,744

Essex Property Trust, Inc. R	3,800	702,658

Eurazeo SA (France)	110	9,150

Farmers Capital Bank Corp. †	695	15,700

Federal Agricultural Mortgage Corp. Class C	693	21,538

Federal Realty Investment Trust R	1,500	181,380

Financial Institutions, Inc.	1,006	23,561

First Community Bancshares Inc.	952	13,642

First Industrial Realty Trust R	924	17,408

First NBC Bank Holding Co. †	584	19,570

First Niagara Financial Group, Inc.	14,800	129,352

FirstMerit Corp.	1,181	23,325

Flushing Financial Corp.	980	20,139

Genworth Financial, Inc. Class A †	5,836	101,546

Glimcher Realty Trust R	1,806	19,559

Goldman Sachs Group, Inc. (The)	8,900	1,490,216

GPT Group (Australia) R	18,763	67,939

Grupo Financiero Banorte SAB de CV (Mexico)	3,900	27,891

Hammerson PLC (United Kingdom) R	4,867	48,310

Hang Seng Bank, Ltd. (Hong Kong)	4,400	71,872

Hanmi Financial Corp.	1,987	41,886

Heartland Financial USA, Inc.	677	16,742

Heritage Financial Group, Inc.	841	16,677

HFF, Inc. Class A	2,558	95,132

Hibernia REIT PLC (Ireland) † R	40,305	61,261

Hongkong Land Holdings, Ltd. (Hong Kong)	2,000	13,340

HSBC Holdings PLC (United Kingdom)	21,545	218,615

ING Groep NV GDR (Netherlands) †	6,161	86,556

Insurance Australia Group, Ltd. (Australia)	15,785	86,925

Intact Financial Corp. (Canada)	244	16,825

Invesco Mortgage Capital, Inc. R	743	12,898

Investor AB Class B (Sweden)	1,933	72,529

Investors Real Estate Trust R	2,092	19,267

iStar Financial, Inc. † R	1,752	26,245

Joyo Bank, Ltd. (The) (Japan)	11,000	58,635

JPMorgan Chase & Co.	34,243	1,973,082

Kilroy Realty Corp. R	1,500	93,420

KKR & Co. LP	1,000	24,330

Legal & General Group PLC (United Kingdom)	18,911	72,949

Lexington Realty Trust R S	4,053	44,624

Lloyds Banking Group PLC (United Kingdom) †	130,587	165,939

LTC Properties, Inc. R	1,084	42,319

Maiden Holdings, Ltd. (Bermuda)	1,661	20,081

MainSource Financial Group, Inc.	1,492	25,737

Meta Financial Group, Inc.	549	21,960

Metro Bank PLC (acquired 1/15/14,
cost $19,115) (Private) (United Kingdom) † ∆∆ F	898	19,184

MFA Financial, Inc. R	2,465	20,238

MicroFinancial, Inc.	1,110	8,580

Mitsubishi Estate Co., Ltd. (Japan)	1,000	24,688

Mitsubishi UFJ Financial Group (MUFG), Inc.
(Japan)	13,000	79,690

Mitsui Fudosan Co., Ltd. (Japan)	1,000	33,720

Morgan Stanley	20,100	649,833

MS&AD Insurance Group Holdings (Japan)	300	7,246

Muenchener Rueckversicherungs AG (Germany)	250	55,422

National Australia Bank, Ltd. (Australia)	2,295	70,938

COMMON STOCKS (57.3%)* cont.	Shares	Value

Financials cont.
National Health Investors, Inc. R S	604	$37,786

Natixis (France)	8,787	56,334

Nelnet, Inc. Class A	897	37,163

Oberoi Realty, Ltd. (India)	3,059	13,193

Ocwen Financial Corp. †	531	19,700

OFG Bancorp (Puerto Rico)	908	16,716

One Liberty Properties, Inc. R	1,012	21,596

Pacific Premier Bancorp, Inc. †	926	13,047

PacWest Bancorp	792	34,191

PartnerRe, Ltd.	3,100	338,551

Peoples Bancorp, Inc.	927	24,519

Performant Financial Corp. †	1,902	19,210

Persimmon PLC (United Kingdom) †	748	16,296

PHH Corp. † S	800	18,384

PNC Financial Services Group, Inc.	15,700	1,398,085

Popular, Inc. (Puerto Rico) †	782	26,729

Portfolio Recovery Associates, Inc. † S	986	58,697

ProAssurance Corp.	607	26,951

Prudential PLC (United Kingdom)	7,761	178,114

PS Business Parks, Inc. R	591	49,343

Public Storage R	4,100	702,535

Ramco-Gershenson Properties Trust R	1,170	19,445

Rayonier, Inc. R	2,400	85,320

Regus PLC (United Kingdom)	13,970	43,441

Republic Bancorp, Inc. Class A	605	14,351

Resona Holdings, Inc. (Japan)	19,600	114,150

Santander Consumer USA Holdings, Inc.	5,100	99,144

Scentre Group (Australia) † R	5,850	17,652

SCOR SE (France)	532	18,299

Select Income REIT R	755	22,378

Shopping Centres Australasia Property Group
(Australia) R	9,810	15,911

Skandinaviska Enskilda Banken AB (Sweden)	5,736	76,663

Sovran Self Storage, Inc. R	191	14,755

St James’s Place PLC (United Kingdom)	2,234	29,133

Starwood Property Trust, Inc. R	578	13,739

Starwood Waypoint Residential Trust † R	116	3,040

State Street Corp.	12,000	807,120

Stewart Information Services Corp.	1,342	41,615

Sumitomo Mitsui Financial Group, Inc. (Japan)	3,300	138,248

Sumitomo Warehouse Co., Ltd. (The) (Japan)	1,000	5,706

Summit Hotel Properties, Inc. R	2,610	27,666

Sun Hung Kai Properties, Ltd. (Hong Kong)	1,000	13,715

Surya Semesta Internusa Tbk PT (Indonesia)	330,800	19,114

Swedbank AB Class A (Sweden)	2,746	72,826

Symetra Financial Corp.	1,645	37,407

Third Point Reinsurance, Ltd. (Bermuda) †	1,702	25,973

Tokio Marine Holdings, Inc. (Japan)	300	9,867

Tokyu Fudosan Holdings Corp. (Japan)	10,200	80,448

TSB Banking Group PLC 144A (United Kingdom) †	6,249	30,105

Two Harbors Investment Corp. R	31,600	331,168

UBS AG (Switzerland)	5,025	92,193

UniCredit SpA (Italy)	14,625	122,459

United Community Banks, Inc. †	980	16,043

United Insurance Holdings Corp.	1,626	28,065

Universal Health Realty Income Trust R	256	11,131

Visa, Inc. Class A	5,672	1,195,147

Putnam VT Global Asset Allocation Fund 9

COMMON STOCKS (57.3%)* cont.	Shares	Value

Financials cont.
WageWorks, Inc. †	603	$29,071

Wells Fargo & Co.	2,385	125,356

Westfield Group (Australia)	4,695	31,654

Westpac Banking Corp. (Australia)	2,533	80,922

Wheelock and Co., Ltd. (Hong Kong)	16,000	66,784

WisdomTree Investments, Inc. † S	2,794	34,534

		22,276,990
Health care (7.5%)
AbbVie, Inc.	15,600	880,464

ACADIA Pharmaceuticals, Inc. †	680	15,361

Accuray, Inc. †	1,865	16,412

Actavis PLC † S	200	44,610

Actelion, Ltd. (Switzerland)	1,251	158,279

Aegerion Pharmaceuticals, Inc. † S	526	16,879

Aetna, Inc.	9,200	745,936

Alere, Inc. †	1,037	38,805

Align Technology, Inc. †	318	17,821

Alkermes PLC †	571	28,738

AMAG Pharmaceuticals, Inc. †	1,499	31,059

Amedisys, Inc. † S	877	14,681

AmSurg Corp. †	653	29,757

Antares Pharma, Inc. † S	3,332	8,896

Ariad Pharmaceuticals, Inc. † S	4,007	25,525

Array BioPharma, Inc. †	1,920	8,755

Asaleo Care, Ltd. (Australia) †	11,246	17,762

Astellas Pharma, Inc. (Japan)	5,700	74,890

AstraZeneca PLC (United Kingdom)	2,913	216,387

AtriCure, Inc. †	821	15,090

Auxilium Pharmaceuticals, Inc. † S	664	13,320

Bayer AG (Germany)	1,305	184,323

Biospecifics Technologies Corp. †	359	9,679

Cardinal Health, Inc.	8,400	575,904

Celgene Corp. †	10,200	875,976

Celldex Therapeutics, Inc. † S	275	4,488

Centene Corp. †	187	14,139

Charles River Laboratories International, Inc. †	2,200	117,744

Chemed Corp. S	716	67,104

Coloplast A/S Class B (Denmark)	1,431	129,411

Community Health Systems, Inc. †	931	42,239

Computer Programs & Systems, Inc.	160	10,176

Conatus Pharmaceuticals, Inc. † S	281	2,560

Conmed Corp.	1,313	57,969

Cubist Pharmaceuticals, Inc. † S	832	58,090

Cyberonics, Inc. †	122	7,620

DexCom, Inc. †	274	10,867

Eli Lilly & Co.	7,463	463,975

Enanta Pharmaceuticals, Inc. †	259	11,155

Gilead Sciences, Inc. †	4,700	389,677

GlaxoSmithKline PLC (United Kingdom)	5,852	156,636

Glenmark Pharmaceuticals, Ltd. (India)	1,421	13,469

Globus Medical, Inc. Class A †	817	19,543

Greatbatch, Inc. †	1,613	79,134

Grifols SA ADR (Spain)	956	42,112

Hanger, Inc. †	1,006	31,639

Health Net, Inc. †	2,592	107,672

HealthSouth Corp.	214	7,676

Henry Schein, Inc. †	3,300	391,611

COMMON STOCKS (57.3%)* cont.	Shares	Value

Health care cont.
Hill-Rom Holdings, Inc. S	940	$39,019

Hisamitsu Pharmaceutical Co., Inc. (Japan)	900	40,245

Impax Laboratories, Inc. †	1,203	36,078

Insulet Corp. †	488	19,359

Insys Therapeutics, Inc. † S	1,122	35,040

InterMune, Inc. † S	920	40,618

Intuitive Surgical, Inc. †	900	370,620

Isis Pharmaceuticals, Inc. † S	305	10,507

Jazz Pharmaceuticals PLC †	1,121	164,798

Johnson & Johnson	19,010	1,988,826

Kindred Healthcare, Inc.	1,232	28,459

McKesson Corp.	5,400	1,005,534

MedAssets, Inc. †	1,716	39,193

Medicines Co. (The) †	1,336	38,824

Medidata Solutions, Inc. †	284	12,158

Merck & Co., Inc.	818	47,321

Merrimack Pharmaceuticals, Inc. †	2,796	20,383

Mettler-Toledo International, Inc. †	600	151,908

Myriad Genetics, Inc. † S	2,600	101,192

Nanosphere, Inc. †	4,552	7,192

Nektar Therapeutics †	1,315	16,858

NewLink Genetics Corp. †	246	6,531

Novartis AG (Switzerland)	1,464	132,566

Novo Nordisk A/S Class B (Denmark)	2,055	94,582

NPS Pharmaceuticals, Inc. † S	650	21,483

NxStage Medical, Inc. †	885	12,717

Omega Healthcare Investors, Inc. R S	516	19,020

OraSure Technologies, Inc. †	6,823	58,746

Pfizer, Inc.	48,523	1,440,163

Prestige Brands Holdings, Inc. †	987	33,449

Providence Service Corp. (The) †	1,068	39,078

Questcor Pharmaceuticals, Inc.	297	27,470

Receptos, Inc. †	372	15,847

Repligen Corp. †	931	21,217

Retrophin, Inc. † S	777	9,122

Roche Holding AG-Genusschein (Switzerland)	608	181,344

Sanofi (France)	2,358	250,491

Sequenom, Inc. † S	3,018	11,680

Shire PLC (United Kingdom)	1,588	124,199

SIGA Technologies, Inc. † S	4,155	11,717

Spectranetics Corp. (The) †	659	15,078

STAAR Surgical Co. † S	2,332	39,178

Steris Corp.	422	22,569

Sucampo Pharmaceuticals, Inc. Class A † S	1,298	8,956

Sunesis Pharmaceuticals, Inc. †	1,153	7,518

Suzuken Co., Ltd. (Japan)	700	26,050

Takeda Pharmaceutical Co., Ltd. (Japan)	1,000	46,385

TESARO, Inc. † S	370	11,511

Thoratec Corp. †	344	11,992

Threshold Pharmaceuticals, Inc. †	2,138	8,466

Trevena, Inc. † S	1,068	6,034

Trinity Biotech PLC ADR (Ireland)	736	16,950

Triple-S Management Corp. Class B (Puerto Rico) †	514	9,216

United Therapeutics Corp. †	4,000	353,960

WellCare Health Plans, Inc. †	809	60,400

WellPoint, Inc.	7,300	785,553

		14,457,385

10 Putnam VT Global Asset Allocation Fund

COMMON STOCKS (57.3%)* cont.	Shares	Value

Technology (8.6%)
Activision Blizzard, Inc.	23,800	$530,740

Acxiom Corp. †	1,682	36,483

Advanced Energy Industries, Inc. † S	676	13,013

Alcatel-Lucent (France) †	8,575	30,622

Amber Road, Inc. † S	338	5,452

Amdocs, Ltd.	7,300	338,209

Anixter International, Inc.	436	43,631

AOL, Inc. †	456	18,144

Apple, Inc.	23,204	2,156,348

ASML Holding NV (Netherlands)	891	82,975

Aspen Technology, Inc. †	774	35,914

AVG Technologies NV (Netherlands) †	805	16,205

Bottomline Technologies, Inc. †	294	8,796

Brightcove, Inc. †	1,052	11,088

Broadcom Corp. Class A	23,000	853,760

Brother Industries, Ltd. (Japan)	4,200	72,760

CACI International, Inc. Class A † S	590	41,424

Cavium, Inc. †	238	11,819

Ceva, Inc. †	1,266	18,699

Cirrus Logic, Inc. †	682	15,509

COLOPL, Inc. (Japan) †	600	16,465

Commvault Systems, Inc. †	307	15,095

Computer Sciences Corp.	10,700	676,240

Cornerstone OnDemand, Inc. †	541	24,897

CSG Systems International, Inc.	352	9,191

Dun & Bradstreet Corp. (The)	2,800	308,560

eBay, Inc. †	11,100	555,666

Electronic Arts, Inc. †	1,300	46,631

EnerSys	1,059	72,849

Engility Holdings, Inc. †	656	25,099

Entegris, Inc. †	2,308	31,723

Extreme Networks, Inc. †	3,430	15,229

F5 Networks, Inc. † S	5,000	557,200

Facebook, Inc. Class A †	9,900	666,171

Fairchild Semiconductor International, Inc. †	861	13,432

FEI Co.	269	24,406

Freescale Semiconductor, Ltd. † S	1,078	25,333

GenMark Diagnostics, Inc. † S	3,161	42,768

Gentex Corp.	5,300	154,177

Google, Inc. Class A †	391	228,606

Google, Inc. Class C †	29	16,683

GT Advanced Technologies, Inc. †	534	9,932

Hollysys Automation Technologies, Ltd. (China) †	700	17,143

HomeAway, Inc. †	436	15,182

Hoya Corp. (Japan)	3,100	103,002

Iliad SA (France)	157	47,457

inContact, Inc. †	1,204	11,065

Inotera Memories, Inc. (Taiwan) †	15,000	27,279

Integrated Silicon Solutions, Inc. †	2,854	42,154

Internet Initiative Japan, Inc. (Japan)	600	14,742

IntraLinks Holdings, Inc. †	2,337	20,776

Japan Display, Inc. (Japan) †	2,400	14,736

Konica Minolta Holdings, Inc. (Japan)	11,200	110,668

L-3 Communications Holdings, Inc.	2,800	338,100

Leidos Holdings, Inc.	5,600	214,704

Lexmark International, Inc. Class A	487	23,454

COMMON STOCKS (57.3%)* cont.	Shares	Value

Technology cont.
Magnachip Semiconductor Corp. (South Korea) †	582	$8,206

Manhattan Associates, Inc. †	1,620	55,777

Marvell Technology Group, Ltd.	26,900	385,477

MeetMe, Inc. †	5,262	14,313

Mellanox Technologies, Ltd. (Israel) † S	336	11,713

Mentor Graphics Corp.	2,580	55,651

Microsemi Corp. †	550	14,718

Microsoft Corp.	4,711	196,449

MTS Systems Corp.	218	14,772

NetApp, Inc.	18,900	690,228

Netscout Systems, Inc. †	567	25,141

NIC, Inc.	602	9,542

Nomura Research Institute, Ltd. (Japan)	1,500	47,234

NTT Data Corp. (Japan)	900	34,559

Omnivision Technologies, Inc. †	1,651	36,289

Omron Corp. (Japan)	2,400	101,160

Oracle Corp.	41,682	1,689,371

Pegatron Corp. (Taiwan)	8,000	15,272

Perficient, Inc. †	1,232	23,987

Photronics, Inc. †	2,227	19,152

Plantronics, Inc.	192	9,226

Power Integrations, Inc.	373	21,462

Proofpoint, Inc. †	366	13,710

PTC, Inc. †	715	27,742

Qihoo 360 Technology Co., Ltd. ADR (China) † S	200	18,408

Quantum Corp. †	11,592	14,142

RF Micro Devices, Inc. †	7,498	71,906

Rockwell Automation, Inc.	3,000	375,480

Rovi Corp. †	1,213	29,063

Safeguard Scientifics, Inc. † S	772	16,050

Samsung Electronics Co., Ltd. (South Korea)	30	39,197

SanDisk Corp.	2,100	219,303

SAP AG (Germany)	497	38,383

Sartorius AG (Preference) (Germany)	153	18,455

Semtech Corp. †	582	15,219

Silergy Corp. (Taiwan) †	1,000	9,361

Silicon Image, Inc. †	3,618	18,235

SK Hynix, Inc. (South Korea) †	280	13,435

Skyworth Digital Holdings, Ltd. (China)	62,000	29,598

SoftBank Corp. (Japan)	1,900	141,471

SolarWinds, Inc. †	1,032	39,897

Sparton Corp. †	812	22,525

Splunk, Inc. †	300	16,599

SS&C Technologies Holdings, Inc. †	482	21,314

Symantec Corp.	25,100	574,790

Synaptics, Inc. † S	829	75,141

Tech Data Corp. †	674	42,138

Tencent Holdings, Ltd. (China)	2,500	38,127

Toshiba Corp. (Japan)	12,000	56,029

Tyler Technologies, Inc. †	388	35,389

Ultimate Software Group, Inc. †	270	37,306

Ultra Clean Holdings, Inc. †	3,509	31,756

Unisys Corp. †	951	23,528

United Internet AG (Germany)	1,392	61,328

VeriFone Systems, Inc. †	1,071	39,359

Verint Systems, Inc. †	476	23,348

Putnam VT Global Asset Allocation Fund 11

COMMON STOCKS (57.3%)* cont.	Shares	Value

Technology cont.
VeriSign, Inc. †	11,100	$541,791

Western Digital Corp.	9,700	895,310

Xilinx, Inc.	6,300	298,053

XO Group, Inc. †	1,495	18,269

Yandex NV Class A (Russia) †	841	29,973

Yelp, Inc. † S	223	17,100

Zynga, Inc. Class A †	2,672	8,577

		16,414,910
Transportation (1.2%)
Aegean Marine Petroleum Network, Inc. (Greece) S	3,643	36,758

Alaska Air Group, Inc.	6,000	570,300

Central Japan Railway Co. (Japan)	1,000	142,639

ComfortDelgro Corp., Ltd. (Singapore)	34,000	68,169

Copa Holdings SA Class A (Panama)	77	10,978

Delta Air Lines, Inc.	1,400	54,208

Deutsche Lufthansa AG (Germany)	2,541	54,557

Deutsche Post AG (Germany)	2,503	90,517

Diana Shipping, Inc. (Greece) †	1,590	17,315

Hawaiian Holdings, Inc. † S	2,513	34,453

International Consolidated Airlines Group SA
(Spain) †	12,970	82,246

Japan Airlines Co., Ltd. (Japan) UR	1,300	71,862

Matson, Inc.	344	9,233

Quality Distribution, Inc. †	4,766	70,823

Republic Airways Holdings, Inc. †	1,925	20,867

SkyWest, Inc.	1,307	15,972

Southwest Airlines Co.	21,900	588,234

Spirit Airlines, Inc. †	648	40,980

StealthGas, Inc. (Greece) †	5,940	65,934

Swift Transportation Co. † S	3,205	80,862

Universal Truckload Services, Inc.	115	2,916

XPO Logistics, Inc. †	939	26,874

Yamato Transport Co., Ltd. (Japan)	2,400	49,727

		2,206,424
Utilities and power (2.2%)
Abengoa Yield PLC (United Kingdom) †	353	13,350

Centrica PLC (United Kingdom)	18,878	100,994

China Power New Energy Development Co., Ltd.
(China) †	220,000	13,625

China Water Affairs Group, Ltd. (China)	62,000	21,679

China WindPower Group, Ltd. (China) †	250,000	19,999

Chubu Electric Power Co., Inc. (Japan) †	1,000	12,428

CMS Energy Corp.	11,400	355,110

Edison International	9,700	563,667

Enel SpA (Italy)	14,735	85,831

ENI SpA (Italy)	4,315	118,052

Entergy Corp.	15,800	1,297,022

Kinder Morgan, Inc.	2,300	83,398

Origin Energy, Ltd. (Australia)	2,700	37,222

PG&E Corp. S	2,700	129,654

PPL Corp.	18,500	657,305

Red Electrica Corporacion SA (Spain)	1,429	130,710

Tokyo Gas Co., Ltd. (Japan)	26,000	151,937

UGI Corp. S	6,900	348,450

United Utilities Group PLC (United Kingdom)	5,273	79,594

Veolia Environnement SA (France)	2,124	40,470

		4,260,497

Total common stocks (cost $90,220,388)		$109,884,924

CORPORATE BONDS AND NOTES (17.3%)*	Principal amount	Value

Basic materials (0.8%)
Ainsworth Lumber Co., Ltd. 144A sr. notes 7 1/2s,
2017 (Canada)	$7,000	$7,368

Allegheny Technologies, Inc. sr. unsec.
unsub. notes 5.95s, 2021	15,000	16,562

ArcelorMittal SA sr. unsec. bonds 10.35s, 2019
(France)	133,000	170,240

ArcelorMittal SA sr. unsec. unsub. notes 7 1/2s,
2039 (France)	7,000	7,700

Archer Daniels-Midland Co. sr. unsec.
notes 5.45s, 2018	128,000	145,400

Boise Cascade Co. company guaranty sr. unsec.
notes 6 3/8s, 2020	20,000	21,500

Celanese US Holdings, LLC company
guaranty sr. unsec. unsub. notes 4 5/8s, 2022
(Germany)	10,000	10,025

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021
(Germany)	25,000	27,563

CF Industries, Inc. company guaranty sr. unsec.
notes 5 3/8s, 2044	11,000	11,759

CF Industries, Inc. company guaranty sr. unsec.
notes 5.15s, 2034	8,000	8,470

CF Industries, Inc. company guaranty sr. unsec.
unsub. notes 7 1/8s, 2020	18,000	22,171

Compass Minerals International, Inc. 144A company
guaranty sr. unsec. notes 4 7/8s, 2024	5,000	5,000

CPG Merger Sub, LLC 144A company
guaranty sr. unsec. unsub. notes 8s, 2021	12,000	12,660

Cytec Industries, Inc. sr. unsec.
unsub. notes 3 1/2s, 2023	35,000	34,490

E.I. du Pont de Nemours & Co. sr. notes 3 5/8s, 2021	95,000	100,546

Eldorado Gold Corp. 144A sr. unsec. notes 6 1/8s,
2020 (Canada)	4,000	4,043

Ferro Corp. sr. unsec. notes 7 7/8s, 2018	30,000	31,350

First Quantum Minerals, Ltd. 144A company
guaranty sr. unsec. notes 7s, 2021 (Canada)	10,000	10,288

FMG Resources August 2006 Pty, Ltd. 144A
sr. notes 8 1/4s, 2019 (Australia)	17,000	18,509

FMG Resources August 2006 Pty, Ltd. 144A
sr. notes 6 7/8s, 2018 (Australia)	12,000	12,570

Glencore Finance Canada, Ltd. 144A company
guaranty sr. unsec. unsub. bonds 5.8s, 2016
(Canada)	19,000	20,906

Glencore Funding, LLC 144A company
guaranty sr. unsec. unsub. notes 4 5/8s, 2024	16,000	16,508

HD Supply, Inc. company guaranty sr. unsec.
notes 7 1/2s, 2020	23,000	25,128

HD Supply, Inc. company guaranty sr. unsec.
unsub. notes 11 1/2s, 2020	13,000	15,633

Hexion U.S. Finance Corp. company
guaranty sr. notes 6 5/8s, 2020	7,000	7,420

Hexion U.S. Finance Corp./Hexion Nova Scotia
Finance, ULC company guaranty notes 9s, 2020	4,000	4,080

Hexion U.S. Finance Corp./Hexion Nova Scotia
Finance, ULC company guaranty sr. notes 8 7/8s, 2018	14,000	14,560

Huntsman International, LLC company
guaranty sr. unsec. sub. notes 8 5/8s, 2021	17,000	18,785

Huntsman International, LLC company
guaranty sr. unsec. sub. notes 8 5/8s, 2020	4,000	4,330

Huntsman International, LLC company
guaranty sr. unsec. unsub. notes 4 7/8s, 2020	20,000	20,700

IAMGOLD Corp. 144A company guaranty sr. unsec.
notes 6 3/4s, 2020 (Canada)	10,000	9,250

12 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (17.3%)* cont.	Principal amount	Value

Basic materials cont.
JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019	$27,000	$30,746

Louisiana-Pacific Corp. company
guaranty sr. unsec. unsub. notes 7 1/2s, 2020	20,000	22,000

Lubrizol Corp. (The) sr. unsec. notes 8 7/8s, 2019	50,000	64,214

Methanex Corp. sr. unsec. unsub. notes 3 1/4s,
2019 (Canada)	6,000	6,149

Mosaic Co. (The) sr. unsec. unsub. notes 5 5/8s, 2043	3,000	3,413

Mosaic Co. (The) sr. unsec. unsub. notes 5.45s, 2033	2,000	2,238

New Gold, Inc. 144A company guaranty sr. unsec.
unsub. notes 7s, 2020 (Canada)	25,000	26,719

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022
(Canada)	10,000	10,358

Novelis, Inc. company guaranty sr. unsec.
notes 8 3/4s, 2020	35,000	38,850

Packaging Corp. of America sr. unsec.
unsub. notes 4 1/2s, 2023	45,000	48,161

PQ Corp. 144A sr. notes 8 3/4s, 2018	17,000	18,403

Rio Tinto Finance USA PLC company
guaranty sr. unsec. unsub. notes 1 5/8s, 2017
(United Kingdom)	130,000	131,527

Rio Tinto Finance USA, Ltd. company
guaranty sr. unsec. notes 9s, 2019 (Australia)	62,000	81,285

Rock-Tenn Co. company guaranty sr. unsec.
unsub. notes 4.45s, 2019	38,000	41,227

Roofing Supply Group, LLC/Roofing Supply
Finance, Inc. 144A company guaranty sr. unsec.
notes 10s, 2020	30,000	31,950

Ryerson, Inc./Joseph T Ryerson & Son, Inc.
company guaranty sr. notes 9s, 2017	14,000	14,980

Sealed Air Corp. 144A sr. unsec. notes 6 1/2s, 2020	14,000	15,750

Sealed Air Corp. 144A sr. unsec. notes 5 1/4s, 2023	14,000	14,280

Smurfit Kappa Treasury Funding, Ltd. company
guaranty sr. unsub. notes 7 1/2s, 2025 (Ireland)	5,000	5,750

Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 6 3/8s, 2022	3,000	3,263

Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 6 1/8s, 2019	4,000	4,350

Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 5 1/4s, 2023	3,000	3,105

Taminco Global Chemical Corp. 144A
sr. notes 9 3/4s, 2020 (Belgium)	23,000	25,703

TMS International Corp. 144A company
guaranty sr. unsec. notes 7 5/8s, 2021	10,000	10,650

Tronox Finance, LLC company guaranty sr. unsec.
unsub. notes 6 3/8s, 2020	3,000	3,098

USG Corp. 144A company guaranty sr. unsec.
notes 5 7/8s, 2021	3,000	3,188

Weekley Homes, LLC/Weekley Finance Corp.
sr. unsec. bonds 6s, 2023	10,000	10,000

Weyerhaeuser Co. sr. unsec. unsub. notes 7 3/8s,
2032 R	60,000	81,070

		1,587,941
Capital goods (0.6%)
ADS Waste Holdings, Inc. company
guaranty sr. unsec. notes 8 1/4s, 2020	43,000	46,333

American Axle & Manufacturing, Inc. company
guaranty sr. unsec. notes 7 3/4s, 2019	32,000	36,880

B/E Aerospace, Inc. sr. unsec.
unsub. notes 6 7/8s, 2020	4,000	4,345

B/E Aerospace, Inc. sr. unsec.
unsub. notes 5 1/4s, 2022	14,000	15,243

CORPORATE BONDS AND NOTES (17.3%)* cont.	Principal amount	Value

Capital goods cont.
Belden, Inc. 144A company guaranty sr. unsec.
sub. notes 5 1/4s, 2024	$10,000	$10,075

Berry Plastics Corp. company
guaranty notes 5 1/2s, 2022	10,000	10,056

Berry Plastics Corp. company
guaranty unsub. notes 9 3/4s, 2021	20,000	22,800

BlueLine Rental Finance Corp. 144A sr. notes 7s, 2019	13,000	13,878

BOE Merger Corp. 144A sr. unsec. notes 9 1/2s,
2017 ‡‡	20,000	21,100

Boeing Capital Corp. sr. unsec.
unsub. notes 4.7s, 2019	40,000	45,216

Bombardier, Inc. 144A sr. notes 6 1/8s, 2023
(Canada)	10,000	10,300

Bombardier, Inc. 144A sr. unsec. notes 7 3/4s,
2020 (Canada)	20,000	22,550

Briggs & Stratton Corp. company
guaranty sr. unsec. notes 6 7/8s, 2020	45,000	50,288

Covidien International Finance SA company
guaranty sr. unsec. unsub. notes 6s, 2017
(Luxembourg)	130,000	148,708

Crown Americas, LLC/Crown Americas Capital Corp.
IV company guaranty sr. unsec. notes 4 1/2s, 2023	42,000	40,908

Deere & Co. sr. unsec. unsub. notes 2.6s, 2022	85,000	83,109

Exide Technologies sr. notes 8 5/8s,
2018 (In default) †	5,000	3,000

Gates Global LLC/Gates Global Co. 144A sr. unsec.
notes 6s, 2022	10,000	10,000

General Dynamics Corp. company
guaranty sr. unsec. unsub. notes 3.6s, 2042	60,000	54,903

General Dynamics Corp. company
guaranty sr. unsec. unsub. notes 2 1/4s, 2022	30,000	28,354

Legrand France SA sr. unsec. unsub. debs 8 1/2s,
2025 (France)	129,000	179,407

Manitowoc Co., Inc. (The) company
guaranty sr. unsec. notes 5 7/8s, 2022	15,000	16,350

MasTec, Inc. company guaranty sr. unsec.
unsub. notes 4 7/8s, 2023	55,000	54,175

Oshkosh Corp. company guaranty sr. unsec.
notes 5 3/8s, 2022	10,000	10,300

Pittsburgh Glass Works, LLC 144A company
guaranty sr. notes 8s, 2018	17,000	18,488

Raytheon Co. sr. unsec. notes 4 7/8s, 2040	20,000	22,034

Reynolds Group Issuer, Inc./Reynolds Group
Issuer, LLC/Reynolds Group Issuer Lu company
guaranty sr. notes 5 3/4s, 2020	10,000	10,550

Tenneco, Inc. company
guaranty sr. unsub. notes 6 7/8s, 2020	14,000	15,243

Terex Corp. company guaranty sr. unsec.
unsub. notes 6 1/2s, 2020	4,000	4,342

Terex Corp. company guaranty sr. unsec.
unsub. notes 6s, 2021	24,000	25,860

TransDigm, Inc. company guaranty sr. unsec.
sub. notes 7 1/2s, 2021	20,000	22,150

TransDigm, Inc. 144A sr. unsec.
sub. notes 6 1/2s, 2024	3,000	3,124

United Technologies Corp. sr. unsec.
notes 5 3/8s, 2017	107,000	121,453

Vander Intermediate Holding II Corp. 144A
sr. unsec. notes 9 3/4s, 2019 ‡‡	10,000	10,650

		1,192,172

Putnam VT Global Asset Allocation Fund 13

CORPORATE BONDS AND NOTES (17.3%)* cont.	Principal amount	Value

Communication services (1.7%)
Adelphia Communications Corp. escrow
bonds zero %, 2014	$55,000	$385

American Tower Corp. sr. unsec. notes 7s, 2017 R	75,000	87,282

AT&T, Inc. sr. unsec. unsub. notes 1.7s, 2017	130,000	131,512

Cablevision Systems Corp. sr. unsec.
unsub. notes 8 5/8s, 2017	40,000	46,550

Cablevision Systems Corp. sr. unsec.
unsub. notes 8s, 2020	7,000	7,949

Cablevision Systems Corp. sr. unsec.
unsub. notes 7 3/4s, 2018	10,000	11,300

CCO Holdings, LLC/CCO Holdings Capital Corp.
company guaranty sr. unsec. notes 6 1/2s, 2021	14,000	14,910

CCO Holdings, LLC/CCO Holdings Capital Corp.
company guaranty sr. unsec. notes 5 1/4s, 2022	7,000	7,140

CCO Holdings, LLC/CCO Holdings Capital Corp.
company guaranty sr. unsec. unsub. bonds 5 1/8s, 2023	7,000	7,061

CCO Holdings, LLC/CCO Holdings Capital Corp.
company guaranty sr. unsec. unsub. notes 7 3/8s, 2020	13,000	14,186

CCO Holdings, LLC/CCO Holdings Capital Corp.
company guaranty sr. unsec. unsub. notes 6 5/8s, 2022	13,000	13,975

CCO Holdings, LLC/CCO Holdings Capital Corp.
company guaranty sr. unsub. notes 7s, 2019	20,000	21,075

CenturyLink, Inc. sr. unsec. unsub. notes 6 3/4s, 2023	14,000	15,295

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020	4,000	4,220

Comcast Corp. company guaranty sr. unsec.
unsub. bonds 6 1/2s, 2017	55,000	62,561

Comcast Corp. company guaranty sr. unsec.
unsub. notes 6.95s, 2037	114,000	153,677

Comcast Corp. company guaranty sr. unsec.
unsub. notes 6 1/2s, 2035	17,000	22,024

Crown Castle International Corp. sr. unsec.
notes 5 1/4s, 2023 R	14,000	14,595

Crown Castle International Corp. sr. unsec.
unsub. notes 4 7/8s, 2022 R	7,000	7,228

Crown Castle Towers, LLC 144A company
guaranty sr. notes 4.883s, 2020	15,000	16,569

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021	13,000	14,365

CSC Holdings, LLC 144A sr. unsec. notes 5 1/4s, 2024	13,000	12,789

Deutsche Telekom International Finance BV company
guaranty 8 3/4s, 2030 (Netherlands)	73,000	106,762

DISH DBS Corp. company guaranty sr. unsec.
notes 7 7/8s, 2019	37,000	43,938

DISH DBS Corp. company guaranty sr. unsec.
notes 6 3/4s, 2021	14,000	15,960

Frontier Communications Corp. sr. unsec.
unsub. notes 7 5/8s, 2024	4,000	4,290

Hughes Satellite Systems Corp. company
guaranty sr. notes 6 1/2s, 2019	23,000	25,645

Hughes Satellite Systems Corp. company
guaranty sr. unsec. notes 7 5/8s, 2021	19,000	21,755

Intelsat Jackson Holdings SA company
guaranty sr. unsec. bonds 6 5/8s, 2022 (Bermuda)	7,000	7,306

Intelsat Jackson Holdings SA company
guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)	17,000	18,615

Intelsat Luxembourg SA company
guaranty sr. unsec. bonds 8 1/8s, 2023
(Luxembourg)	33,000	35,681

Intelsat Luxembourg SA company
guaranty sr. unsec. bonds 7 3/4s, 2021
(Luxembourg)	40,000	42,350

CORPORATE BONDS AND NOTES (17.3%)* cont.	Principal amount	Value

Communication services cont.
Koninklijke (Royal) KPN NV sr. unsec.
unsub. bonds 8 3/8s, 2030 (Netherlands)	$30,000	$42,512

Level 3 Financing, Inc. company
guaranty sr. unsec. unsub. notes 8 5/8s, 2020	17,000	19,040

Level 3 Financing, Inc. company
guaranty sr. unsec. unsub. notes 8 1/8s, 2019	5,000	5,456

Level 3 Financing, Inc. company
guaranty sr. unsec. unsub. notes 7s, 2020	17,000	18,573

Level 3 Financing, Inc. 144A company
guaranty sr. unsec. notes 6 1/8s, 2021	5,000	5,356

Mediacom, LLC/Mediacom Capital Corp. sr. unsec.
unsub. notes 7 1/4s, 2022	10,000	10,900

Nil International Telecom SCA 144A company
guaranty sr. unsec. notes 7 7/8s, 2019
(Luxembourg)	25,000	21,625

Orange SA sr. unsec. unsub. notes 4 1/8s,
2021 (France)	46,000	49,400

PAETEC Holding Corp. company guaranty sr. unsec.
notes 9 7/8s, 2018	20,000	21,550

Quebecor Media, Inc. sr. unsec.
unsub. notes 5 3/4s, 2023 (Canada)	13,000	13,358

Qwest Corp. sr. unsec. notes 6 3/4s, 2021	95,000	109,985

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025	25,000	29,402

Rogers Communications, Inc. company guaranty
sr. unsec. unsub. notes 4 1/2s, 2043 (Canada)	85,000	82,734

SBA Communications Corp. 144A sr. unsec.
notes 4 7/8s, 2022	10,000	9,875

SBA Telecommunications, Inc. company
guaranty sr. unsec. unsub. notes 5 3/4s, 2020	4,000	4,240

SES SA 144A company guaranty sr. unsec.
notes 3.6s, 2023 (France)	42,000	42,456

Sprint Capital Corp. company guaranty 6 7/8s, 2028	85,000	85,850

Sprint Communications, Inc. sr. unsec.
unsub. notes 8 3/8s, 2017	17,000	19,848

Sprint Communications, Inc. sr. unsec.
unsub. notes 7s, 2020	10,000	11,000

Sprint Communications, Inc. 144A company
guaranty sr. unsec. notes 9s, 2018	40,000	48,500

Sprint Corp. 144A company guaranty sr. unsec.
notes 7 7/8s, 2023	33,000	36,713

Sprint Corp. 144A company guaranty sr. unsec.
notes 7 1/4s, 2021	17,000	18,743

T-Mobile USA, Inc. company guaranty sr. unsec.
unsub. notes 6.836s, 2023	3,000	3,266

T-Mobile USA, Inc. company guaranty sr. unsec.
unsub. notes 6.633s, 2021	7,000	7,595

T-Mobile USA, Inc. company guaranty sr. unsec.
unsub. notes 6 5/8s, 2023	23,000	24,955

T-Mobile USA, Inc. company guaranty sr. unsec.
unsub. notes 6.464s, 2019	7,000	7,368

T-Mobile USA, Inc. company guaranty sr. unsec.
unsub. notes 6 1/4s, 2021	20,000	21,325

T-Mobile USA, Inc. company guaranty sr. unsec.
unsub. notes 6 1/8s, 2022	17,000	18,063

TCI Communications, Inc. sr. unsec.
unsub. notes 7 1/8s, 2028	65,000	86,358

Telefonica Emisiones SAU company
guaranty sr. unsec. unsub. notes 3.192s, 2018
(Spain)	150,000	156,761

Time Warner Cable, Inc. company
guaranty sr. notes 7.3s, 2038	1,000	1,345

14 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (17.3%)* cont.	Principal amount	Value

Communication services cont.
Time Warner Cable, Inc. company
guaranty sr. unsec. unsub. notes 6 3/4s, 2039	$25,000	$32,220

Time Warner Entertainment Co. LP company
guaranty sr. unsec. bonds 8 3/8s, 2033	156,000	228,872

Time Warner Entertainment Co. LP company
guaranty sr. unsec. bonds 8 3/8s, 2023	4,000	5,410

Verizon Communications, Inc. sr. unsec.
unsub. notes 6.4s, 2033	350,000	429,236

Verizon New Jersey, Inc. company
guaranty sr. unsec. unsub. bonds 8s, 2022	45,000	56,180

Verizon Pennsylvania, Inc. company
guaranty sr. unsec. bonds 8.35s, 2030	50,000	65,102

Videotron, Ltd. company guaranty sr. unsec.
unsub. notes 5s, 2022 (Canada)	20,000	20,550

Vodafone Group PLC sr. unsec.
unsub. notes 1 1/4s, 2017 (United Kingdom)	225,000	223,643

WideOpenWest Finance, LLC/WideOpenWest
Capital Corp. company guaranty sr. unsec.
notes 10 1/4s, 2019	24,000	26,970

Windstream Corp. company guaranty sr. unsec.
unsub. notes 7 7/8s, 2017	33,000	37,991

Windstream Corp. company guaranty sr. unsec.
unsub. notes 7 3/4s, 2021	14,000	15,295

Windstream Corp. company guaranty sr. unsec.
unsub. notes 6 3/8s, 2023	10,000	10,138

		3,194,709
Consumer cyclicals (2.3%)
21st Century Fox America, Inc. company
guaranty sr. unsec. debs. 7 3/4s, 2024	50,000	63,905

21st Century Fox America, Inc. company
guaranty sr. unsec. unsub. debs. 7 3/4s, 2045	85,000	122,551

Academy, Ltd./Academy Finance Corp. 144A company
guaranty sr. unsec. notes 9 1/4s, 2019	5,000	5,363

Amazon.com, Inc. sr. unsec. notes 1.2s, 2017	128,000	127,229

AMC Entertainment, Inc. company
guaranty sr. sub. notes 9 3/4s, 2020	15,000	17,100

AMC Entertainment, Inc. company
guaranty sr. unsec. sub. notes 5 7/8s, 2022	10,000	10,400

American Media, Inc. 144A notes 13 1/2s, 2018	3,167	3,341

Autonation, Inc. company guaranty sr. unsec.
notes 6 3/4s, 2018	7,000	8,085

Autonation, Inc. company guaranty sr. unsec.
unsub. notes 5 1/2s, 2020	18,000	19,845

Beazer Homes USA, Inc. company
guaranty sr. unsec. notes 8 1/8s, 2016	10,000	11,050

Bon-Ton Department Stores, Inc. (The) company
guaranty notes 10 5/8s, 2017	35,000	35,044

Bon-Ton Department Stores, Inc. (The) company
guaranty notes 8s, 2021	4,000	3,810

Brookfield Residential Properties, Inc. 144A
company guaranty sr. unsec. notes 6 1/2s,
2020 (Canada)	23,000	24,323

Brookfield Residential Properties, Inc./
Brookfield Residential US Corp. 144A company
guaranty sr. unsec. notes 6 1/8s, 2022 (Canada)	10,000	10,352

Building Materials Corp. of America 144A company
guaranty sr. notes 7 1/2s, 2020	20,000	21,300

Building Materials Corp. of America 144A company
guaranty sr. notes 7s, 2020	7,000	7,420

Building Materials Corp. of America 144A
sr. unsec. notes 6 3/4s, 2021	7,000	7,543

CORPORATE BONDS AND NOTES (17.3%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Burlington Coat Factory Warehouse Corp. company
guaranty sr. unsec. notes 10s, 2019	$17,000	$18,551

Caesars Entertainment Operating Co., Inc. company
guaranty sr. notes 9s, 2020	13,000	10,823

CBS Corp. company guaranty sr. unsec.
debs. 7 7/8s, 2030	60,000	80,627

CBS Corp. sr. unsec. unsub. notes 4 1/2s, 2021	70,000	76,445

CBS Outdoor Americas Capital, LLC/CBS Outdoor
Americas Capital Corp. 144A company
guaranty sr. unsec. notes 5 5/8s, 2024	17,000	17,595

CCM Merger, Inc. 144A company guaranty sr. unsec.
notes 9 1/8s, 2019	14,000	14,980

Cedar Fair LP/Canada’s Wonderland Co./Magnum
Management Corp. company guaranty sr. unsec.
notes 5 1/4s, 2021	13,000	13,390

Cedar Fair LP/Canada’s Wonderland Co./Magnum
Management Corp. 144A company
guaranty sr. unsec. notes 5 3/8s, 2024	4,000	4,050

Ceridian, LLC company guaranty sr. unsec.
notes 12 1/4s, 2015 ‡‡	12,000	12,012

Ceridian, LLC sr. unsec. notes 11 1/4s, 2015	20,000	20,020

Ceridian, LLC/Comdata, Inc. 144A company
guaranty sr. unsec. unsub. notes 8 1/8s, 2017	10,000	10,050

Cinemark USA, Inc. company guaranty sr. unsec.
notes 5 1/8s, 2022	3,000	3,071

Cinemark USA, Inc. company guaranty sr. unsec.
notes 4 7/8s, 2023	4,000	3,990

Cinemark USA, Inc. company guaranty sr. unsec.
sub. notes 7 3/8s, 2021	5,000	5,513

Clear Channel Communications, Inc. company
guaranty sr. notes 9s, 2021	23,000	24,610

Clear Channel Communications, Inc. company
guaranty sr. notes 9s, 2019	30,000	31,988

Clear Channel Worldwide Holdings, Inc. company
guaranty sr. unsec. notes 7 5/8s, 2020	20,000	21,600

Clear Channel Worldwide Holdings, Inc. company
guaranty sr. unsec. unsub. notes 6 1/2s, 2022	14,000	15,085

Cumulus Media Holdings, Inc. company
guaranty sr. unsec. unsub. notes 7 3/4s, 2019	14,000	14,753

Dana Holding Corp. sr. unsec. unsub. notes 6s, 2023	17,000	18,020

Dana Holding Corp. sr. unsec.
unsub. notes 5 3/8s, 2021	4,000	4,180

DH Services Luxembourg Sarl 144A company
guaranty sr. unsec. notes 7 3/4s, 2020
(Luxembourg)	23,000	24,668

Dollar General Corp. sr. unsec. notes 3 1/4s, 2023	65,000	61,389

Entercom Radio, LLC company guaranty sr. unsec.
sub. notes 10 1/2s, 2019	20,000	22,900

Expedia, Inc. company guaranty sr. unsec.
unsub. notes 5.95s, 2020	90,000	101,831

FelCor Lodging LP company guaranty sr. notes
10s, 2014 R	14,000	14,263

FelCor Lodging LP company guaranty sr. notes
6 3/4s, 2019 R	30,000	31,913

FelCor Lodging LP company guaranty sr. notes
5 5/8s, 2023 R	5,000	5,150

First Cash Financial Services, Inc. 144A
sr. unsec. notes 6 3/4s, 2021 (Mexico)	7,000	7,455

Ford Motor Co. sr. unsec. unsub. bonds 7.7s, 2097	24,000	29,439

Ford Motor Co. sr. unsec. unsub. notes 9.98s, 2047	25,000	38,863

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046	40,000	54,496

Putnam VT Global Asset Allocation Fund 15

CORPORATE BONDS AND NOTES (17.3%)* cont.		Principal amount	Value

Consumer cyclicals cont.
Ford Motor Credit Co., LLC sr. unsec.
notes 8 1/8s, 2020		$140,000	$178,586

Gannett Co., Inc. 144A company
guaranty sr. unsec. notes 5 1/8s, 2020		10,000	10,300

Gannett Co., Inc. 144A company
guaranty sr. unsec. notes 5 1/8s, 2019		13,000	13,520

Garda World Security Corp. 144A company
guaranty sr. unsec. unsub. notes 7 1/4s,
2021 (Canada)		20,000	21,024

General Motors Financial Co., Inc. company
guaranty sr. unsec. notes 3 1/4s, 2018		39,000	39,585

General Motors Financial Co., Inc. company
guaranty sr. unsec. notes 2 3/4s, 2016		56,000	56,840

Gibson Brands, Inc. 144A sr. notes 8 7/8s, 2018		10,000	10,313

GLP Capital LP/GLP Financing II, Inc. 144A
company guaranty sr. unsec. notes 4 7/8s, 2020		17,000	17,510

GLP Capital LP/GLP Financing II, Inc. 144A
company guaranty sr. unsec. notes 4 3/8s, 2018		34,000	35,105

Gray Television, Inc. company guaranty sr. unsec.
notes 7 1/2s, 2020		23,000	24,783

Great Canadian Gaming Corp. 144A company
guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)	CAD	27,000	26,988

Griffey Intermediate, Inc./Griffey Finance
Sub, LLC 144A sr. unsec. notes 7s, 2020		$14,000	12,828

Hanesbrands, Inc. company guaranty sr. unsec.
notes 6 3/8s, 2020		17,000	18,381

Historic TW, Inc. company guaranty sr. unsec.
unsub. bonds 9.15s, 2023		40,000	55,410

Home Depot, Inc. (The) sr. unsec.
unsub. notes 5.4s, 2016		65,000	70,141

Host Hotels & Resorts LP sr. unsec.
unsub. notes 6s, 2021 R		31,000	35,717

Host Hotels & Resorts LP sr. unsec.
unsub. notes 5 1/4s, 2022 R		44,000	48,507

Howard Hughes Corp. (The) 144A sr. unsec.
notes 6 7/8s, 2021		20,000	21,400

Hyatt Hotels Corp. sr. unsec.
unsub. notes 3 3/8s, 2023		15,000	14,644

Igloo Holdings Corp. 144A sr. unsec.
unsub. notes 8 1/4s, 2017 ‡‡		24,000	24,480

Isle of Capri Casinos, Inc. company
guaranty sr. unsec. notes 5 7/8s, 2021		7,000	7,079

Isle of Capri Casinos, Inc. company
guaranty sr. unsec. sub. notes 8 7/8s, 2020		13,000	13,943

Isle of Capri Casinos, Inc. company
guaranty sr. unsec. unsub. notes 7 3/4s, 2019		17,000	18,148

Jeld-Wen, Inc. 144A sr. notes 12 1/4s, 2017		40,000	43,200

Jo-Ann Stores Holdings, Inc. 144A sr. unsec.
notes 9 3/4s, 2019 ‡‡		15,000	15,338

Jo-Ann Stores, Inc. 144A sr. unsec. notes 8 1/8s, 2019		45,000	46,125

Johnson Controls, Inc. sr. unsec. notes 4.95s, 2064		65,000	65,846

K Hovnanian Enterprises, Inc. 144A
sr. notes 7 1/4s, 2020		13,000	14,040

L Brands, Inc. company guaranty sr. unsec.
notes 6 5/8s, 2021		23,000	26,163

L Brands, Inc. sr. unsec. notes 5 5/8s, 2022		7,000	7,578

Lamar Media Corp. company
guaranty sr. sub. notes 5 7/8s, 2022		14,000	14,998

Lamar Media Corp. 144A company
guaranty sr. unsec. notes 5 3/8s, 2024		15,000	15,525

CORPORATE BONDS AND NOTES (17.3%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Lender Processing Services, Inc. company
guaranty sr. unsec. unsub. notes 5 3/4s, 2023	$20,000	$21,525

Lennar Corp. company guaranty sr. unsec.
unsub. notes 4 3/4s, 2022	22,000	21,890

Lennar Corp. company guaranty sr. unsec.
unsub. notes 4 1/2s, 2019	7,000	7,166

M/I Homes, Inc. company guaranty sr. unsec.
notes 8 5/8s, 2018	65,000	69,225

Macy’s Retail Holdings, Inc. company
guaranty sr. unsec. notes 6.9s, 2029	45,000	56,287

Macy’s Retail Holdings, Inc. company
guaranty sr. unsec. notes 5 1/8s, 2042	45,000	47,794

Macy’s Retail Holdings, Inc. company
guaranty sr. unsec. notes 4.3s, 2043	95,000	89,339

Marriott International, Inc. sr. unsec.
unsub. notes 3s, 2019	135,000	139,788

Masonite International Corp. 144A company
guaranty sr. notes 8 1/4s, 2021	50,000	54,500

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s,
2020 (Canada)	20,000	20,500

MGM Resorts International company
guaranty sr. unsec. notes 6 7/8s, 2016	15,000	16,313

MGM Resorts International company
guaranty sr. unsec. notes 6 3/4s, 2020	35,000	39,069

MGM Resorts International company
guaranty sr. unsec. notes 5 1/4s, 2020	35,000	36,400

MGM Resorts International company
guaranty sr. unsec. unsub. notes 8 5/8s, 2019	10,000	11,913

MGM Resorts International company
guaranty sr. unsec. unsub. notes 7 3/4s, 2022	10,000	11,725

MGM Resorts International company
guaranty sr. unsec. unsub. notes 6 5/8s, 2021	10,000	11,150

MTR Gaming Group, Inc. company
guaranty notes 11 1/2s, 2019	106,052	119,176

Navistar International Corp. sr. notes 8 1/4s, 2021	24,000	25,140

Neiman Marcus Group, Inc. 144A company
guaranty sr. unsec. notes 8 3/4s, 2021 ‡‡	25,000	27,250

Neiman Marcus Group, Inc. 144A company
guaranty sr. unsec. notes 8s, 2021	10,000	10,775

Neiman Marcus Group, LLC (The) company
guaranty sr. notes 7 1/8s, 2028	45,000	46,575

Nexstar Broadcasting, Inc. company
guaranty sr. unsec. unsub. notes 6 7/8s, 2020	15,000	16,163

Nielsen Co. Luxembourg S.a.r.l. (The) 144A
company guaranty sr. unsec. notes 5 1/2s, 2021
(Luxembourg)	15,000	15,563

Nielsen Finance, LLC/Nielsen Finance Co. company
guaranty sr. unsec. notes 4 1/2s, 2020	10,000	10,075

Nortek, Inc. company guaranty sr. unsec.
notes 10s, 2018	50,000	53,875

Nortek, Inc. company guaranty sr. unsec.
notes 8 1/2s, 2021	25,000	27,625

O’Reilly Automotive, Inc. company
guaranty sr. unsec. unsub. notes 3.85s, 2023	20,000	20,447

Owens Corning company guaranty sr. unsec.
notes 9s, 2019	9,000	11,317

Penn National Gaming, Inc. 144A sr. unsec.
notes 5 7/8s, 2021	23,000	21,735

Penske Automotive Group, Inc. company
guaranty sr. unsec. sub. notes 5 3/4s, 2022	14,000	14,735

Petco Animal Supplies, Inc. 144A company
guaranty sr. unsec. notes 9 1/4s, 2018	13,000	13,959

16 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (17.3%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Petco Holdings, Inc. 144A sr. unsec.
notes 8 1/2s, 2017 ‡‡	$10,000	$10,200

PulteGroup, Inc. company guaranty sr. unsec.
notes 7 5/8s, 2017	25,000	28,875

PulteGroup, Inc. company guaranty sr. unsec.
unsub. notes 7 7/8s, 2032	10,000	11,300

Regal Entertainment Group sr. unsec.
notes 5 3/4s, 2023	14,000	14,385

Regal Entertainment Group sr. unsec.
notes 5 3/4s, 2022	3,000	3,113

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh
Finance Corp. 144A sr. notes 9 1/2s, 2019	25,000	27,125

ROC Finance, LLC/ROC Finance 1 Corp. 144A
notes 12 1/8s, 2018	24,000	26,040

Sabre Holdings Corp. sr. unsec.
unsub. notes 8.35s, 2016	35,000	38,719

Sabre, Inc. 144A sr. notes 8 1/2s, 2019	11,000	12,183

Sinclair Television Group, Inc. company
guaranty sr. unsec. notes 6 3/8s, 2021	13,000	13,829

Sinclair Television Group, Inc. company
guaranty sr. unsec. notes 5 3/8s, 2021	7,000	7,044

Sinclair Television Group, Inc. sr. unsec.
notes 6 1/8s, 2022	7,000	7,315

Sirius XM Radio, Inc. 144A company
guaranty sr. unsec. notes 6s, 2024	13,000	13,520

Sirius XM Radio, Inc. 144A sr. unsec.
bonds 5 7/8s, 2020	13,000	13,748

Sirius XM Radio, Inc. 144A sr. unsec.
notes 5 1/4s, 2022	4,000	4,300

Six Flags Entertainment Corp. 144A company
guaranty sr. unsec. unsub. notes 5 1/4s, 2021	27,000	27,675

Spectrum Brands, Inc. company guaranty sr. unsec.
notes 6 3/8s, 2020	3,000	3,225

Spectrum Brands, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2020	35,000	37,538

Standard Pacific Corp. company
guaranty sr. unsec. notes 6 1/4s, 2021	14,000	14,945

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse
HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021	7,000	6,860

Taylor Morrison Communities, Inc./Monarch
Communities, Inc. 144A company
guaranty sr. unsec. notes 7 3/4s, 2020	7,000	7,630

Taylor Morrison Communities, Inc./Monarch
Communities, Inc. 144A company
guaranty sr. unsec. notes 5 5/8s, 2024	7,000	6,948

Taylor Morrison Communities, Inc./Monarch
Communities, Inc. 144A company
guaranty sr. unsec. notes 5 1/4s, 2021	7,000	7,088

Taylor Morrison Communities, Inc./Monarch
Communities, Inc. 144A sr. notes 7 3/4s, 2020	20,000	21,850

Time Warner, Inc. company guaranty sr. unsec.
notes 3.15s, 2015	10,000	10,276

Townsquare Radio, LLC/Townsquare Radio, Inc. 144A
company guaranty sr. unsec. notes 9s, 2019	10,000	11,075

Toyota Motor Credit Corp. sr. unsec.
unsub. notes Ser. MTN, 1 1/4s, 2017	130,000	129,910

Travelport, LLC company guaranty sr. unsec.
sub. notes 11 7/8s, 2016	10,000	10,200

Travelport, LLC/Travelport Holdings, Inc. 144A
company guaranty sr. unsec.
unsub. notes 13 7/8s, 2016 ‡‡	16,092	16,575

CORPORATE BONDS AND NOTES (17.3%)* cont.	Principal amount	Value

Consumer cyclicals cont.
TRW Automotive, Inc. 144A company
guaranty sr. unsec. notes 4 1/2s, 2021	$4,000	$4,200

TRW Automotive, Inc. 144A company
guaranty sr. unsec. notes 4.45s, 2023	25,000	25,625

Univision Communications, Inc. 144A company
guaranty sr. unsec. notes 8 1/2s, 2021	20,000	22,175

Wal-Mart Stores, Inc. sr. unsec.
unsub. notes 6 1/2s, 2037	142,000	188,738

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 5s, 2040	10,000	11,147

Walt Disney Co. (The) sr. unsec. notes 2 3/4s, 2021	30,000	30,279

Walt Disney Co. (The) sr. unsec.
unsub. notes 4 3/8s, 2041	10,000	10,265

Walt Disney Co. (The) sr. unsec.
unsub. notes Ser. MTN, 1.1s, 2017	130,000	129,387

		4,390,727
Consumer staples (1.1%)
Altria Group, Inc. company guaranty sr. unsec.
bonds 4s, 2024	24,000	24,619

Altria Group, Inc. company guaranty sr. unsec.
notes 9.7s, 2018	12,000	15,724

Altria Group, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2019	2,000	2,658

Altria Group, Inc. company guaranty sr. unsec.
unsub. notes 2.85s, 2022	95,000	91,548

Anheuser-Busch InBev Finance, Inc. company
guaranty sr. unsec. notes 1 1/4s, 2018	130,000	129,062

Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. unsub. notes 8.2s, 2039	60,000	91,811

Anheuser-Busch InBev Worldwide, Inc. company
guaranty unsec. unsub. notes 5 3/8s, 2020	60,000	69,270

Avis Budget Car Rental, LLC/Avis Budget
Finance, Inc. company guaranty sr. unsec.
unsub. notes 9 3/4s, 2020	7,000	7,936

Avis Budget Car Rental, LLC/Avis Budget
Finance, Inc. company guaranty sr. unsec.
unsub. notes 5 1/2s, 2023	17,000	17,383

B&G Foods, Inc. company guaranty sr. unsec.
notes 4 5/8s, 2021	10,000	9,975

Bunge, Ltd. Finance Corp. company
guaranty sr. unsec. notes 8 1/2s, 2019	4,000	5,026

Bunge, Ltd. Finance Corp. company
guaranty sr. unsec. unsub. notes 4.1s, 2016	41,000	43,065

Burger King Corp. company guaranty sr. unsec.
notes 9 7/8s, 2018	14,000	15,015

Cargill, Inc. 144A sr. unsec. notes 4.1s, 2042	65,000	62,779

CEC Entertainment, Inc. 144A sr. unsec. notes 8s, 2022	15,000	15,525

Coca-Cola Co. (The) sr. unsec. unsub. notes 5.35s, 2017	81,000	92,023

Constellation Brands, Inc. company
guaranty sr. unsec. notes 4 1/4s, 2023	4,000	3,995

Constellation Brands, Inc. company
guaranty sr. unsec. unsub. notes 7 1/4s, 2016	30,000	33,450

Constellation Brands, Inc. company
guaranty sr. unsec. unsub. notes 6s, 2022	10,000	11,225

Corrections Corp. of America company
guaranty sr. unsec. notes 4 5/8s, 2023 R	14,000	13,720

Corrections Corp. of America company
guaranty sr. unsec. notes 4 1/8s, 2020 R	4,000	3,970

CVS Caremark Corp. sr. notes 6.036s, 2028	3,958	4,540

CVS Caremark Corp. sr. unsec.
unsub. notes 2 1/4s, 2018	130,000	131,591

CVS Pass-Through Trust 144A sr. mtge.
notes 4.704s, 2036	49,454	52,674

Putnam VT Global Asset Allocation Fund 17

CORPORATE BONDS AND NOTES (17.3%)* cont.	Principal amount	Value

Consumer staples cont.
Dave & Buster’s, Inc. company guaranty sr. unsec.
unsub. notes 11s, 2018	$24,000	$25,380

Dean Foods Co. company guaranty sr. unsec.
unsub. notes 7s, 2016	20,000	21,850

Delhaize Group SA company guaranty sr. unsec.
notes 4 1/8s, 2019 (Belgium)	10,000	10,501

Diageo Capital PLC company guaranty sr. unsec.
unsub. notes 1 1/2s, 2017 (United Kingdom)	29,000	29,332

Diageo Investment Corp. company
guaranty sr. unsec. debs. 8s, 2022	40,000	52,378

DineEquity, Inc. company guaranty sr. unsec.
notes 9 1/2s, 2018	23,000	24,645

Elizabeth Arden, Inc. sr. unsec.
unsub. notes 7 3/8s, 2021	33,000	34,898

ERAC USA Finance, LLC 144A company
guaranty sr. unsec. notes 7s, 2037	50,000	65,518

ERAC USA Finance, LLC 144A company
guaranty sr. unsec. notes 3.85s, 2024	85,000	85,630

Hertz Corp. (The) company guaranty sr. unsec.
notes 7 1/2s, 2018	7,000	7,333

Hertz Corp. (The) company guaranty sr. unsec.
notes 6 1/4s, 2022	17,000	17,999

Hertz Corp. (The) company guaranty sr. unsec.
notes 5 7/8s, 2020	7,000	7,315

HJ Heinz Co. company guaranty notes 4 1/4s, 2020	23,000	23,144

JBS USA, LLC/JBS USA Finance, Inc. 144A
sr. unsec. notes 8 1/4s, 2020 (Brazil)	7,000	7,595

JBS USA, LLC/JBS USA Finance, Inc. 144A
sr. unsec. notes 7 1/4s, 2021 (Brazil)	10,000	10,725

JBS USA, LLC/JBS USA Finance, Inc. 144A
sr. unsec. notes 7 1/4s, 2021 (Brazil)	5,000	5,375

Kraft Foods Group, Inc. sr. unsec.
unsub. notes 6 1/2s, 2040	70,000	88,646

Landry’s Holdings II, Inc. 144A sr. unsec.
notes 10 1/4s, 2018	5,000	5,300

Landry’s, Inc. 144A sr. unsec. notes 9 3/8s, 2020	37,000	40,700

McDonald’s Corp. sr. unsec. bonds 6.3s, 2037	51,000	65,999

McDonald’s Corp. sr. unsec. notes 5.7s, 2039	59,000	71,816

Molson Coors Brewing Co. company
guaranty sr. unsec. unsub. notes 5s, 2042	50,000	52,314

PepsiCo, Inc. sr. unsec. notes 7.9s, 2018	58,000	72,195

PepsiCo, Inc. sr. unsec. unsub. notes 1 1/4s, 2017	129,000	129,426

Prestige Brands, Inc. 144A sr. unsec.
notes 5 3/8s, 2021	12,000	12,270

Revlon Consumer Products Corp. company
guaranty sr. unsec. notes 5 3/4s, 2021	23,000	23,633

Rite Aid Corp. company guaranty sr. unsec.
unsub. notes 9 1/4s, 2020	17,000	19,380

Rite Aid Corp. company
guaranty sr. unsub. notes 8s, 2020	7,000	7,700

Smithfield Foods, Inc. sr. unsec.
unsub. notes 6 5/8s, 2022	14,000	15,330

Smithfield Foods, Inc. 144A sr. unsec.
notes 5 7/8s, 2021	4,000	4,230

Smithfield Foods, Inc. 144A sr. unsec.
notes 5 1/4s, 2018	3,000	3,120

Tyson Foods, Inc. company guaranty sr. unsec.
unsub. notes 6.6s, 2016	35,000	38,338

United Rentals North America, Inc. company
guaranty sr. unsec. notes 7 5/8s, 2022	17,000	19,125

CORPORATE BONDS AND NOTES (17.3%)* cont.	Principal amount	Value

Consumer staples cont.
United Rentals North America, Inc. company
guaranty sr. unsec. notes 5 3/4s, 2024	$7,000	$7,271

United Rentals North America, Inc. company
guaranty sr. unsec. unsub. notes 6 1/8s, 2023	17,000	18,233

		2,073,228
Energy (2.1%)
Access Midstream Partners LP/ACMP Finance Corp.
company guaranty sr. unsec. notes 5 7/8s, 2021	7,000	7,490

Access Midstream Partners LP/ACMP Finance Corp.
company guaranty sr. unsec. unsub. notes 6 1/8s, 2022	7,000	7,735

Access Midstream Partners LP/ACMP Finance Corp.
company guaranty sr. unsec. unsub. notes 4 7/8s, 2023	22,000	23,210

Alpha Natural Resources, Inc. company
guaranty sr. unsec. notes 6 1/4s, 2021	30,000	21,300

Anadarko Finance Co. company guaranty sr. unsec.
unsub. notes Ser. B, 7 1/2s, 2031	85,000	115,721

Anadarko Petroleum Corp. sr. notes 5.95s, 2016	11,000	12,184

Anadarko Petroleum Corp. sr. unsec. notes 6.45s, 2036	10,000	12,752

Anadarko Petroleum Corp. sr. unsec.
unsub. notes 6.95s, 2019	30,000	36,715

Antero Resources Corp. 144A company
guaranty sr. unsec. notes 5 1/8s, 2022	13,000	13,358

Antero Resources Finance Corp. company
guaranty sr. unsec. notes 5 3/8s, 2021	13,000	13,488

Apache Corp. sr. unsec. unsub. notes 5.1s, 2040	5,000	5,499

Apache Corp. sr. unsec. unsub. notes 3 1/4s, 2022	44,000	45,258

Athlon Holdings LP/Athlon Finance Corp. 144A
company guaranty sr. unsec. notes 7 3/8s, 2021	20,000	21,800

Athlon Holdings LP/Athlon Finance Corp. 144A
company guaranty sr. unsec. notes 6s, 2022	13,000	13,455

Atwood Oceanics, Inc. sr. unsec.
unsub. notes 6 1/2s, 2020	5,000	5,331

Baytex Energy Corp. 144A company
guaranty sr. unsec. notes 5 5/8s, 2024 (Canada)	10,000	10,038

Baytex Energy Corp. 144A company
guaranty sr. unsec. notes 5 1/8s, 2021 (Canada)	10,000	10,063

BP Capital Markets PLC company
guaranty sr. unsec. unsub. notes 3.2s, 2016
(United Kingdom)	145,000	151,473

BP Capital Markets PLC company
guaranty sr. unsec. unsub. notes 1.846s, 2017
(United Kingdom)	130,000	132,770

Calfrac Holdings LP 144A company
guaranty sr. unsec. unsub. notes 7 1/2s, 2020	13,000	13,975

Canadian Natural Resources, Ltd. sr. unsec.
unsub. notes 5.7s, 2017 (Canada)	235,000	263,211

Chaparral Energy, Inc. company
guaranty sr. unsec. notes 9 7/8s, 2020	17,000	19,168

Chaparral Energy, Inc. company
guaranty sr. unsec. notes 8 1/4s, 2021	17,000	18,658

Chesapeake Energy Corp. company
guaranty sr. unsec. notes 5 3/4s, 2023	4,000	4,445

Chesapeake Energy Corp. company
guaranty sr. unsec. notes 4 7/8s, 2022	10,000	10,350

Chesapeake Oilfield Operating, LLC/Chesapeake
Oilfield Finance, Inc. company
guaranty sr. unsec. unsub. notes 6 5/8s, 2019	20,000	21,500

Chevron Corp. sr. unsec. unsub. notes 1.104s, 2017	128,000	127,412

Cimarex Energy Co. company guaranty sr. unsec.
notes 4 3/8s, 2024	10,000	10,188

Concho Resources, Inc. company
guaranty sr. unsec. notes 6 1/2s, 2022	23,000	25,300

18 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (17.3%)* cont.	Principal amount	Value

Energy cont.
Concho Resources, Inc. company
guaranty sr. unsec. unsub. notes 5 1/2s, 2023	$17,000	$18,275

Concho Resources, Inc. company
guaranty sr. unsec. unsub. notes 5 1/2s, 2022	10,000	10,763

Connacher Oil and Gas, Ltd. 144A notes 8 1/2s,
2019 (Canada)	15,000	11,963

ConocoPhillips Co. company guaranty sr. unsec.
notes 1.05s, 2017	130,000	128,748

CONSOL Energy, Inc. company guaranty sr. unsec.
notes 8 1/4s, 2020	27,000	29,228

CONSOL Energy, Inc. 144A company
guaranty sr. unsec. notes 5 7/8s, 2022	10,000	10,475

Denbury Resources, Inc. company
guaranty sr. unsec. sub. notes 6 3/8s, 2021	4,000	4,300

Denbury Resources, Inc. company
guaranty sr. unsec. sub. notes 5 1/2s, 2022	20,000	20,475

EXCO Resources, Inc. company guaranty sr. unsec.
notes 7 1/2s, 2018	10,000	10,300

Exterran Partners LP/EXLP Finance Corp. 144A
company guaranty sr. unsec. notes 6s, 2022	17,000	17,255

Forum Energy Technologies, Inc. 144A sr. unsec.
notes 6 1/4s, 2021	14,000	14,840

FTS International, Inc. 144A company
guaranty sr. notes 6 1/4s, 2022	10,000	10,225

Goodrich Petroleum Corp. company
guaranty sr. unsec. unsub. notes 8 7/8s, 2019	24,000	25,560

Gulfport Energy Corp. company guaranty sr. unsec.
unsub. notes 7 3/4s, 2020	45,000	48,713

Halcon Resources Corp. company
guaranty sr. unsec. unsub. notes 9 3/4s, 2020	4,000	4,365

Halcon Resources Corp. company
guaranty sr. unsec. unsub. notes 8 7/8s, 2021	43,000	46,225

Hercules Off shore, Inc. 144A company
guaranty sr. unsec. notes 7 1/2s, 2021	5,000	4,963

Hercules Off shore, Inc. 144A sr. unsec.
notes 8 3/4s, 2021	15,000	15,825

Hess Corp. sr. unsec. unsub. notes 7.3s, 2031	30,000	39,886

Hiland Partners LP/Hiland Partners Finance Corp.
144A company guaranty sr. notes 7 1/4s, 2020	14,000	15,260

Hiland Partners LP/Hiland Partners Finance Corp.
144A company guaranty sr. unsec. notes 5 1/2s, 2022	4,000	4,055

Hilcorp Energy I LP/Hilcorp Finance Co. 144A
sr. unsec. notes 5s, 2024	5,000	5,000

Kerr-McGee Corp. company guaranty sr. unsec.
unsub. notes 7 7/8s, 2031	10,000	14,123

Key Energy Services, Inc. company guaranty unsec.
unsub. notes 6 3/4s, 2021	24,000	24,960

Kodiak Oil & Gas Corp. company
guaranty sr. unsec. unsub. notes 8 1/8s, 2019	30,000	33,225

Kodiak Oil & Gas Corp. company
guaranty sr. unsec. unsub. notes 5 1/2s, 2022	3,000	3,113

Lightstream Resources, Ltd. 144A sr. unsec.
notes 8 5/8s, 2020 (Canada)	33,000	34,650

Linn Energy, LLC/Linn Energy Finance Corp.
company guaranty sr. unsec. notes 6 1/4s, 2019	37,000	38,758

Lone Pine Resources Canada, Ltd. escrow company
guaranty sr. unsec. unsub. notes 10 3/8s, 2017
(Canada) F	20,000	1

Marathon Petroleum Corp. sr. unsec.
unsub. notes 6 1/2s, 2041	25,000	30,874

MEG Energy Corp. 144A company guaranty sr. unsec.
notes 6 1/2s, 2021 (Canada)	30,000	31,800

CORPORATE BONDS AND NOTES (17.3%)* cont.	Principal amount	Value

Energy cont.
MEG Energy Corp. 144A company guaranty sr. unsec.
notes 6 3/8s, 2023 (Canada)	$10,000	$10,625

Milagro Oil & Gas, Inc. company
guaranty notes 10 1/2s, 2016 (In default) †	45,000	35,100

National JSC Naftogaz of Ukraine govt.
guaranty unsec. notes 9 1/2s, 2014 (Ukraine)	100,000	97,438

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022	35,000	38,675

Noble Holding International, Ltd. company
guaranty sr. unsec. notes 6.05s, 2041	85,000	95,896

Oasis Petroleum, Inc. company guaranty sr. unsec.
notes 6 7/8s, 2023	10,000	10,950

Oasis Petroleum, Inc. 144A company
guaranty sr. unsec. unsub. notes 6 7/8s, 2022	30,000	32,700

Offshore Group Investment, Ltd. company
guaranty sr. notes 7 1/2s, 2019 (Cayman Islands)	20,000	21,150

Offshore Group Investment, Ltd. company
guaranty sr. notes 7 1/8s, 2023 (Cayman Islands)	30,000	30,450

Peabody Energy Corp. company guaranty sr. unsec.
notes 7 3/8s, 2016	15,000	16,481

Peabody Energy Corp. company guaranty sr. unsec.
unsub. notes 6s, 2018	14,000	14,595

Petroleos de Venezuela SA sr. unsec. notes 4.9s,
2014 (Venezuela)	250,000	248,749

Petroleos de Venezuela SA 144A company
guaranty sr. unsec. notes 6s, 2026 (Venezuela)	30,000	19,350

Petroleos Mexicanos 144A company guaranty
sr. unsec. unsub. notes 6 3/8s, 2045 (Mexico)	80,000	92,684

Petroleos Mexicanos 144A company guaranty
sr. unsec. unsub. notes 4 7/8s, 2024 (Mexico)	80,000	84,845

Phillips 66 company guaranty sr. unsec.
unsub. notes 2.95s, 2017	130,000	136,244

Plains Exploration & Production Co. company
guaranty sr. unsec. notes 6 3/4s, 2022	128,000	145,440

Range Resources Corp. company guaranty sr. sub.
notes 6 3/4s, 2020	10,000	10,750

Range Resources Corp. company guaranty sr. unsec.
sub. notes 5s, 2022	7,000	7,420

Rose Rock Midstream LP/Rose Rock Finance Corp.
144A company guaranty sr. unsec. notes 5 5/8s, 2022	5,000	5,063

Rosetta Resources, Inc. company
guaranty sr. unsec. unsub. notes 5 7/8s, 2024	17,000	17,680

Rosetta Resources, Inc. company
guaranty sr. unsec. unsub. notes 5 5/8s, 2021	10,000	10,288

Sabine Pass LNG LP company
guaranty sr. notes 6 1/2s, 2020	7,000	7,578

Samson Investment Co. 144A sr. unsec.
notes 10 3/4s, 2020	43,000	45,311

Sanchez Energy Corp. 144A company
guaranty sr. unsec. notes 6 1/8s, 2023	5,000	5,163

Seven Generations Energy, Ltd. 144A sr. unsec.
notes 8 1/4s, 2020 (Canada)	14,000	15,364

Seventy Seven Energy, Inc. 144A sr. unsec.
notes 6 1/2s, 2022	5,000	5,125

Shelf Drilling Holdings, Ltd. 144A
sr. notes 8 5/8s, 2018	17,000	18,190

Shell International Finance BV company
guaranty sr. unsec. notes 3.1s, 2015
(Netherlands)	95,000	97,588

Shell International Finance BV company
guaranty sr. unsec. unsub. notes 5.2s, 2017
(Netherlands)	140,000	155,568

SM Energy Co. sr. unsec. notes 6 5/8s, 2019	7,000	7,420

Putnam VT Global Asset Allocation Fund 19

CORPORATE BONDS AND NOTES (17.3%)* cont.	Principal amount	Value

Energy cont.
SM Energy Co. sr. unsec. notes 6 1/2s, 2021	$7,000	$7,578

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023	3,000	3,263

Spectra Energy Capital, LLC sr. notes 8s, 2019	45,000	56,776

Statoil ASA company guaranty sr. unsec.
notes 5.1s, 2040 (Norway)	40,000	45,539

Tervita Corp. 144A sr. unsec. notes 10 7/8s, 2018
(Canada)	4,000	4,073

Total Capital International SA company guaranty
sr. unsec. unsub. notes 1.55s, 2017 (France)	128,000	129,833

Unit Corp. company guaranty sr. sub. notes
6 5/8s, 2021	14,000	14,945

Weatherford International, LLC company
guaranty sr. unsec. unsub. notes 6.8s, 2037	15,000	18,379

Weatherford International, LLC company
guaranty sr. unsec. unsub. notes 6.35s, 2017	25,000	28,407

Weatherford International, Ltd. of Bermuda
company guaranty sr. unsec. notes 9 7/8s, 2039
(Bermuda)	70,000	108,831

Whiting Petroleum Corp. company
guaranty sr. unsec. unsub. notes 5 3/4s, 2021	34,000	37,315

Williams Companies, Inc. (The) notes 7 3/4s, 2031	1,000	1,205

Williams Companies, Inc. (The) sr. unsec.
notes 7 7/8s, 2021	3,000	3,725

Williams Companies, Inc. (The) sr. unsec.
notes 4.55s, 2024	45,000	45,446

Williams Partners LP sr. unsec. notes 5.4s, 2044	15,000	16,044

Williams Partners LP sr. unsec. notes 4.3s, 2024	15,000	15,557

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022	7,000	7,473

WPX Energy, Inc. sr. unsec. unsub. notes 5 1/4s, 2017	27,000	28,755

		3,995,074
Financials (5.1%)
Abbey National Treasury Services PLC of
Stamford, CT company guaranty sr. unsec. unsub.
notes 1 3/8s, 2017	140,000	140,594

Aflac, Inc. sr. unsec. notes 8 1/2s, 2019	90,000	116,044

Aflac, Inc. sr. unsec. notes 6.9s, 2039	75,000	100,099

Ally Financial, Inc. company guaranty sr. notes
6 1/4s, 2017	17,000	18,998

Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes 8.3s, 2015	13,000	13,544

Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes 8s, 2031	4,000	5,110

Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes 8s, 2020	13,000	15,795

Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes 7 1/2s, 2020	10,000	12,050

Ally Financial, Inc. unsec. sub. notes 8s, 2018	14,000	16,625

American Express Co. sr. unsec. notes 7s, 2018	83,000	98,700

American Express Co. sr. unsec. notes 6.15s, 2017	49,000	56,069

American International Group, Inc. jr. sub. FRB
bonds 8.175s, 2058	76,000	104,690

American International Group, Inc. sr. unsec.
Ser. MTN, 5.85s, 2018	149,000	170,161

American International Group, Inc. sr. unsec.
unsub. notes 3.8s, 2017	130,000	138,919

ARC Properties Operating Partnership LP/Clark
Acquisition, LLC 144A company
guaranty sr. unsec. unsub. notes 4.6s, 2024 R	50,000	51,276

Associates Corp. of North America sr. unsec.
notes 6.95s, 2018	135,000	161,223

CORPORATE BONDS AND NOTES (17.3%)* cont.	Principal amount	Value

Financials cont.
AXA SA 144A jr. unsec. sub. FRN notes 6.463s,
perpetual maturity (France)	$85,000	$91,056

Bank of America Corp. sr. unsec. unsub. notes 2s, 2018	128,000	128,826

Bank of Montreal sr. unsec. unsub. notes Ser. MTN,
2 1/2s, 2017 (Canada)	128,000	133,156

Bank of New York Mellon Corp. (The) sr. unsec.
unsub. notes 1.969s, 2017	105,000	107,331

Bank of Nova Scotia sr. unsec. unsub. notes 1 3/8s,
2017 (Canada)	130,000	129,709

Barclays Bank PLC 144A sub. notes 10.179s, 2021
(United Kingdom)	95,000	131,405

BBVA International Preferred SAU bank guaranty
jr. unsec. sub. FRB bonds 5.919s, perpetual maturity
(Spain)	95,000	99,038

Bear Stearns Cos., LLC (The) sr. unsec.
unsub. notes 7 1/4s, 2018	22,000	26,182

Bear Stearns Cos., LLC (The) sr. unsec.
unsub. notes 5.7s, 2014	40,000	40,769

Berkshire Hathaway Finance Corp. company
guaranty sr. unsec. unsub. notes 4.3s, 2043	29,000	28,857

BNP Paribas SA bank guaranty sr. unsec.
unsub. notes Ser. MTN, 1 3/8s, 2017 (France)	140,000	140,150

BNP Paribas SA sr. unsec. notes Ser. MTN, 2 3/8s,
2017 (France)	40,000	40,919

BNP Paribas SA 144A jr. unsec. sub. FRN
notes 5.186s, perpetual maturity (France)	75,000	76,406

Camden Property Trust sr. unsec. notes 4 7/8s,
2023 R	65,000	71,369

CB Richard Ellis Services, Inc. company
guaranty sr. unsec. notes 6 5/8s, 2020	7,000	7,429

CBL & Associates LP company guaranty sr. unsec.
unsub. notes 5 1/4s, 2023 R	95,000	101,286

CBRE Services, Inc. company guaranty sr. unsec.
unsub. notes 5s, 2023	13,000	13,130

CIT Group, Inc. sr. unsec. notes 5s, 2023	10,000	10,250

CIT Group, Inc. sr. unsec. notes 5s, 2022	17,000	17,595

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020	14,000	15,028

CIT Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2018	13,000	13,959

CIT Group, Inc. sr. unsec. unsub. notes 3 7/8s, 2019	7,000	7,109

CIT Group, Inc. 144A company guaranty notes
6 5/8s, 2018	24,000	26,940

CIT Group, Inc. 144A company guaranty notes
5 1/2s, 2019	17,000	18,424

Citigroup, Inc. sr. unsec. notes 8 1/2s, 2019	3,000	3,835

Citigroup, Inc. sr. unsec. unsub. notes 4.45s, 2017	130,000	140,011

Citigroup, Inc. sub. notes 5s, 2014	71,000	71,629

Community Choice Financial, Inc. company
guaranty sr. notes 10 3/4s, 2019	10,000	8,550

Cooperatieve Centrale Raiffeisen-Boerenleenbank
BA of Netherlands (Rabobank Nederland) bank
guaranty sr. unsec. notes 3 3/8s, 2017
(Netherlands)	116,000	122,839

Credit Acceptance Corp. 144A company
guaranty sr. unsec. notes 6 1/8s, 2021	13,000	13,585

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020 R	50,000	63,268

Deutsche Bank AG/London sr. unsec. notes 6s, 2017
(United Kingdom)	128,000	145,493

DFC Finance Corp. 144A company
guaranty sr. notes 10 1/2s, 2020	15,000	15,319

Duke Realty LP sr. unsec. notes 6 1/2s, 2018 R	57,000	65,169

20 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (17.3%)* cont.	Principal amount	Value

Financials cont.
E*Trade Financial Corp. sr. unsec. unsub. notes
6 3/8s, 2019	$33,000	$35,723

EPR Properties unsec. notes 5 1/4s, 2023 R	65,000	67,868

Fifth Third Bancorp jr. unsec. sub. FRB
bonds 5.1s, perpetual maturity	20,000	19,215

Five Corners Funding Trust 144A unsec.
bonds 4.419s, 2023	135,000	142,444

GE Capital Trust I unsec. sub. FRB bonds 6 3/8s, 2067	135,000	150,188

General Electric Capital Corp. sr. unsec.
notes 6 3/4s, 2032	205,000	270,428

General Electric Capital Corp. sr. unsec.
notes Ser. MTN, 5.4s, 2017	129,000	143,209

Genworth Holdings, Inc. company guaranty jr.
unsec. sub. FRB bonds 6.15s, 2066	90,000	85,613

Genworth Holdings, Inc. sr. unsec.
unsub. notes 7.7s, 2020	95,000	117,077

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019	170,000	207,294

Goldman Sachs Group, Inc. (The) sr. unsec.
unsub. notes Ser. GLOB, 2 3/8s, 2018	130,000	132,020

Goldman Sachs Group, Inc. (The)
sub. notes 6 3/4s, 2037	24,000	28,727

Hartford Financial Services Group, Inc. (The)
sr. unsec. unsub. notes 5 1/8s, 2022	35,000	39,799

HBOS PLC 144A unsec. sub. bonds 6s, 2033
(United Kingdom)	40,000	44,512

HCP, Inc. sr. unsec. unsub. notes 3.15s, 2022 R	70,000	69,083

Highwood Realty LP sr. unsec. bonds 5.85s, 2017 R	60,000	66,687

Hockey Merger Sub 2, Inc. 144A sr. unsec.
notes 7 7/8s, 2021	20,000	21,425

HSBC Finance Corp. sr. unsec. sub. notes 6.676s, 2021	146,000	174,602

HSBC USA Capital Trust I 144A jr. bank
guaranty unsec. notes 7.808s, 2026	100,000	101,277

Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 6s, 2020	30,000	32,138

Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 5 7/8s, 2022	17,000	17,808

ING Bank NV 144A unsec. sub. notes 5.8s, 2023
(Netherlands)	235,000	265,112

International Lease Finance Corp. sr. unsec.
notes 6 1/4s, 2019	4,000	4,470

International Lease Finance Corp. sr. unsec.
unsub. notes 5 7/8s, 2022	14,000	15,260

International Lease Finance Corp. sr. unsec.
unsub. notes 4 7/8s, 2015	58,000	59,305

iStar Financial, Inc. sr. unsec. notes 7 1/8s, 2018 R	13,000	14,479

JPMorgan Chase & Co. jr. unsec. sub. FRN
notes 7.9s, perpetual maturity	90,000	100,575

JPMorgan Chase & Co. sr. unsec. unsub. notes 2s, 2017	130,000	132,204

Liberty Mutual Group, Inc. 144A company
guaranty jr. unsec. sub. bonds 7.8s, 2037	55,000	64,900

Liberty Mutual Group, Inc. 144A notes 6 1/2s, 2035	15,000	18,374

Lloyds Banking Group PLC jr. unsec. sub. FRB
bonds 7 1/2s, perpetual maturity
(United Kingdom)	212,000	225,568

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN
notes 6.657s, perpetual maturity
(United Kingdom)	25,000	28,000

CORPORATE BONDS AND NOTES (17.3%)* cont.	Principal amount	Value

Financials cont.
Macquarie Bank, Ltd. 144A sr. unsec. notes 3.45s,
2015 (Australia)	$35,000	$36,009

Merrill Lynch & Co., Inc. unsec. sub. notes 6.11s, 2037	270,000	311,482

MetLife, Inc. sr. unsec. unsub. notes 6 3/4s, 2016	130,000	144,464

Mid-America Apartments LP sr. unsec. notes 4.3s,
2023 R	75,000	78,229

Morgan Stanley sr. unsec. notes 4 3/4s, 2017	98,000	106,696

MPT Operating Partnership LP/MPT Finance Corp.
company guaranty sr. unsec. notes 6 7/8s, 2021 R	10,000	10,900

MPT Operating Partnership LP/MPT Finance Corp.
company guaranty sr. unsec. unsub. notes 6 3/8s,
2022 R	45,000	48,488

Nationstar Mortgage, LLC/Nationstar Capital Corp.
company guaranty sr. unsec. notes 7 7/8s, 2020	30,000	31,538

Nationstar Mortgage, LLC/Nationstar Capital Corp.
company guaranty sr. unsec. unsub. notes 6 1/2s, 2021	15,000	15,038

Nationwide Financial Services, Inc. notes 5 5/8s, 2015	25,000	25,631

Nationwide Mutual Insurance Co. 144A
notes 8 1/4s, 2031	45,000	59,786

Neuberger Berman Group, LLC/Neuberger Berman
Finance Corp. 144A sr. unsec. notes 5 7/8s, 2022	30,000	32,025

Neuberger Berman Group, LLC/Neuberger Berman
Finance Corp. 144A sr. unsec. notes 5 5/8s, 2020	15,000	15,863

Nuveen Investments, Inc. 144A sr. unsec.
notes 9 1/8s, 2017	25,000	27,094

Ocwen Financial Corp. 144A company
guaranty sr. unsec. notes 6 5/8s, 2019	10,000	10,325

OneAmerica Financial Partners, Inc. 144A
bonds 7s, 2033	90,000	94,087

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019	13,000	14,853

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021	14,000	14,805

Primerica, Inc. sr. unsec. unsub. notes 4 3/4s, 2022	63,000	68,583

Progressive Corp. (The) jr. unsec. sub. FRN
notes 6.7s, 2037	65,000	72,313

Provident Funding Associates LP/PFG Finance Corp.
144A company guaranty sr. unsec. notes 6 3/4s, 2021	20,000	20,250

Provident Funding Associates LP/PFG Finance Corp.
144A sr. notes 10 1/8s, 2019	13,000	14,105

Prudential Financial, Inc. jr. unsec. sub. FRN
notes 8 7/8s, 2038	30,000	36,638

Prudential Financial, Inc. jr. unsec. sub. FRN
notes 5 5/8s, 2043	71,000	76,236

Prudential Financial, Inc. jr. unsec. sub. FRN
notes 5.2s, 2044	25,000	25,344

Realty Income Corp. sr. unsec. notes 4.65s, 2023 R	25,000	26,844

Royal Bank of Canada sr. unsec.
unsub. notes Ser. GMTN, 2.2s, 2018 (Canada)	130,000	132,752

Royal Bank of Scotland Group PLC unsec.
sub. notes 6s, 2023 (United Kingdom)	20,000	21,624

Royal Bank of Scotland Group PLC unsec.
sub. notes 5 1/8s, 2024 (United Kingdom)	125,000	126,925

Royal Bank of Scotland Group PLC unsec.
sub. notes 4.7s, 2018 (United Kingdom)	115,000	122,011

Santander Holdings USA, Inc. sr. unsec.
unsub. notes 4 5/8s, 2016	21,000	22,319

Santander Issuances SAU 144A bank guaranty unsec.
sub. notes 5.911s, 2016 (Spain)	100,000	105,157

Simon Property Group LP sr. unsec. unsub. notes
5 1/4s, 2016 R	22,000	24,030

Putnam VT Global Asset Allocation Fund 21

CORPORATE BONDS AND NOTES (17.3%)* cont.	Principal amount	Value

Financials cont.
Simon Property Group LP sr. unsec. unsub. notes
3 3/8s, 2022 R	$10,000	$10,299

Simon Property Group LP 144A sr. unsec. unsub.
notes 1 1/2s, 2018	118,000	117,184

SLM Corp. sr. unsec. unsub. notes Ser. MTN,
8.45s, 2018	13,000	15,373

Springleaf Finance Corp. sr. unsec.
unsub. notes 7 3/4s, 2021	10,000	11,250

Springleaf Finance Corp. sr. unsec.
unsub. notes 6s, 2020	7,000	7,245

State Street Capital Trust IV company
guaranty jr. unsec. sub. FRB bonds 1.231s, 2037	75,000	63,281

Swiss Re Treasury US Corp. 144A company
guaranty sr. unsec. notes 4 1/4s, 2042	90,000	86,692

TMX Finance, LLC/TitleMax Finance Corp. 144A
sr. notes 8 1/2s, 2018	5,000	5,300

Travelers Property Casualty Corp. sr. unsec.
unsub. bonds 7 3/4s, 2026	40,000	54,819

UBS AG of Stamford, CT sr. unsec.
unsub. notes Ser. BKNT, 5 7/8s, 2017	100,000	114,216

Vnesheconombank Via VEB Finance PLC 144A
sr. unsec. unsub. notes 6.8s, 2025 (Russia)	300,000	319,860

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec.
notes 6 7/8s, 2018 (Russia)	392,000	422,419

Wachovia Corp. sr. unsec. notes 5 3/4s, 2017	20,000	22,616

Walter Investment Management Corp. 144A company
guaranty sr. unsec. notes 7 7/8s, 2021	13,000	13,585

Wells Fargo & Co. sr. unsec. notes 2.1s, 2017	128,000	131,281

Westpac Banking Corp. sr. unsec. bonds 3s, 2015
(Australia)	15,000	15,531

Westpac Banking Corp. sr. unsec. notes 4 7/8s,
2019 (Australia)	80,000	89,824

Westpac Banking Corp. sr. unsec.
unsub. notes 2 1/4s, 2018 (Australia)	24,000	24,451

Weyerhaeuser Real Estate Co. 144A sr. unsec.
unsub. notes 5 7/8s, 2024	5,000	5,144

WP Carey, Inc. sr. unsec. unsub. notes 4.6s, 2024	30,000	31,202

ZFS Finance USA Trust V 144A FRB bonds 6 1/2s, 2037	55,000	58,781

		9,834,099
Health care (1.2%)
AbbVie, Inc. sr. unsec. unsub. notes 2.9s, 2022	80,000	77,363

AbbVie, Inc. sr. unsec. unsub. notes 1 3/4s, 2017	116,000	116,633

Acadia Healthcare Co., Inc. company
guaranty sr. unsec. notes 6 1/8s, 2021	35,000	36,750

Acadia Healthcare Co., Inc. 144A company
guaranty sr. unsec. notes 5 1/8s, 2022	15,000	15,038

Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037	38,000	50,506

Amgen, Inc. sr. unsec. notes 3.45s, 2020	125,000	130,900

Amgen, Inc. sr. unsec. unsub. notes 2 1/8s, 2017	130,000	133,242

AstraZeneca PLC sr. unsec. unsub. notes 6.45s,
2037 (United Kingdom)	71,000	91,910

AstraZeneca PLC sr. unsub. notes 5.9s, 2017
(United Kingdom)	130,000	148,630

Aviv Healthcare Properties LP/Aviv Healthcare
Capital Corp. company guaranty sr. unsec.
notes 7 3/4s, 2019	17,000	18,105

Aviv Healthcare Properties LP/Aviv Healthcare
Capital Corp. company guaranty sr. unsec.
notes 6s, 2021	14,000	14,840

CORPORATE BONDS AND NOTES (17.3%)* cont.	Principal amount	Value

Health care cont.
Capsugel SA 144A sr. unsec. notes 7s, 2019
(Luxembourg) ‡‡	$14,000	$14,420

Catamaran Corp. company guaranty sr. unsec.
bonds 4 3/4s, 2021	14,000	14,140

Centene Corp. sr. unsec. unsub. notes 4 3/4s, 2022	15,000	15,225

CHS/Community Health Systems, Inc. company
guaranty sr. notes 5 1/8s, 2018	3,000	3,146

CHS/Community Health Systems, Inc. company
guaranty sr. unsec. unsub. notes 8s, 2019	7,000	7,665

CHS/Community Health Systems, Inc. 144A company
guaranty sr. notes 5 1/8s, 2021	3,000	3,075

CHS/Community Health Systems, Inc. 144A company
guaranty sr. unsec. notes 6 7/8s, 2022	3,000	3,180

CIGNA Corp. sr. unsec. unsub. notes 4 1/2s, 2021	80,000	87,914

Crimson Merger Sub, Inc. 144A sr. unsec.
notes 6 5/8s, 2022	23,000	22,828

DaVita HealthCare Partners, Inc. company
guaranty sr. unsec. notes 5 1/8s, 2024	20,000	20,125

Endo Finance, LLC 144A company
guaranty sr. unsec. notes 5 3/4s, 2022	17,000	17,425

Endo Finance, LLC & Endo Finco, Inc. 144A company
guaranty sr. unsec. unsub. notes 5 3/8s, 2023	10,000	10,025

Envision Healthcare Corp. 144A company
guaranty sr. unsec. notes 5 1/8s, 2022	5,000	5,044

Fresenius Medical Care US Finance II, Inc. 144A
company guaranty sr. unsec. notes 5 5/8s, 2019	17,000	18,530

HCA, Inc. company guaranty sr. notes 3 3/4s, 2019	10,000	10,113

HCA, Inc. sr. notes 6 1/2s, 2020	67,000	75,208

HCA, Inc. sr. unsec. notes 7 1/2s, 2022	4,000	4,620

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017	33,000	36,259

IASIS Healthcare, LLC/IASIS Capital Corp. company
guaranty sr. unsec. notes 8 3/8s, 2019	17,000	18,126

IMS Health, Inc. 144A sr. unsec. notes 6s, 2020	10,000	10,500

Jaguar Holding Co. I 144A sr. unsec.
notes 9 3/8s, 2017 ‡‡	15,000	15,525

Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 144A
sr. unsec. notes 9 1/2s, 2019	30,000	32,775

JLL/Delta Dutch Newco BV 144A sr. unsec.
notes 7 1/2s, 2022 (Netherlands)	23,000	23,805

Johnson & Johnson sr. unsec. notes 5.15s, 2018	81,000	92,401

Kinetic Concepts, Inc./KCI USA, Inc. company
guaranty notes 10 1/2s, 2018	40,000	45,350

Merck & Co., Inc. sr. unsec. unsub. notes 1.3s, 2018	112,000	110,888

Mylan, Inc./PA company guaranty sr. unsec.
notes 2.6s, 2018	10,000	10,165

Omega Healthcare Investors, Inc. company
guaranty sr. unsec. notes 6 3/4s, 2022 R	25,000	27,018

Omega Healthcare Investors, Inc. 144A sr. unsec.
notes 4.95s, 2024 R	45,000	45,961

Par Pharmaceutical Cos., Inc. company
guaranty sr. unsec. unsub. notes 7 3/8s, 2020	23,000	24,725

Quest Diagnostics, Inc. company
guaranty sr. unsec. notes 6.95s, 2037	15,000	18,200

Salix Pharmaceuticals, Ltd. 144A company
guaranty sr. unsec. notes 6s, 2021	5,000	5,363

Service Corp. International sr. unsec.
unsub. notes 5 3/8s, 2022	14,000	14,490

Service Corp. International 144A sr. unsec.
unsub. notes 5 3/8s, 2024	23,000	23,518

22 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (17.3%)* cont.	Principal amount	Value

Health care cont.
Service Corp. International/US sr. unsec.
unsub. notes 6 3/4s, 2016	$52,000	$56,030

Teleflex, Inc. company guaranty sr. unsec.
sub. notes 6 7/8s, 2019	17,000	17,978

Teleflex, Inc. 144A company guaranty sr. unsec.
notes 5 1/4s, 2024	10,000	10,100

Tenet Healthcare Corp. company guaranty
sr. bonds 4 1/2s, 2021	7,000	7,044

Tenet Healthcare Corp. company guaranty
sr. bonds 4 3/8s, 2021	14,000	13,913

Tenet Healthcare Corp. company guaranty
sr. notes 6 1/4s, 2018	24,000	26,730

Tenet Healthcare Corp. company guaranty
sr. notes 6s, 2020	20,000	21,700

Tenet Healthcare Corp. company guaranty
sr. notes 4 3/4s, 2020	3,000	3,068

Teva Pharmaceutical Finance II BV/Teva
Pharmaceutical Finance III, LLC company
guaranty sr. unsec. unsub. notes 3s, 2015
(Curacao)	50,000	51,221

United Surgical Partners International, Inc.
company guaranty sr. unsec. unsub. notes 9s, 2020	14,000	15,453

UnitedHealth Group, Inc. sr. unsec. notes 6s, 2018	58,000	66,917

UnitedHealth Group, Inc. sr. unsec.
unsub. notes 4.7s, 2021	105,000	117,333

UnitedHealth Group, Inc. sr. unsec.
unsub. notes 3.95s, 2042	90,000	84,035

UnitedHealth Group, Inc. sr. unsec.
unsub. notes 2 3/4s, 2023	90,000	87,327

Valeant Pharmaceuticals International 144A
company guaranty sr. notes 7s, 2020	3,000	3,188

Valeant Pharmaceuticals International 144A
company guaranty sr. unsec. notes 6 7/8s, 2018	10,000	10,463

Valeant Pharmaceuticals International 144A
company guaranty sr. unsec. notes 6 3/8s, 2020	3,000	3,188

Valeant Pharmaceuticals International 144A
sr. notes 6 3/4s, 2017	3,000	3,128

Valeant Pharmaceuticals International 144A
sr. unsec. notes 6 3/4s, 2018	13,000	14,008

WellCare Health Plans, Inc. sr. unsec.
notes 5 3/4s, 2020	17,000	18,105

		2,352,598
Technology (0.8%)
ACI Worldwide, Inc. 144A company
guaranty sr. unsec. unsub. notes 6 3/8s, 2020	25,000	26,313

Apple, Inc. sr. unsec. unsub. notes 3.85s, 2043	27,000	24,919

Apple, Inc. sr. unsec. unsub. notes 3.45s, 2024	40,000	40,312

Apple, Inc. sr. unsec. unsub. notes 2.1s, 2019	5,000	5,029

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021	13,000	11,993

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019	34,000	34,000

Cisco Systems, Inc. company guaranty sr. unsec.
unsub. notes 3.15s, 2017	135,000	142,513

Cisco Systems, Inc. sr. unsec. unsub. notes 1.1s, 2017	59,000	59,183

eBay, Inc. sr. unsec. unsub. notes 1.35s, 2017	130,000	130,612

Epicor Software Corp. company guaranty sr. unsec.
notes 8 5/8s, 2019	10,000	10,763

Fidelity National Information Services, Inc.
company guaranty sr. unsec. unsub. notes 5s, 2022	17,000	17,872

CORPORATE BONDS AND NOTES (17.3%)* cont.	Principal amount	Value

Technology cont.
First Data Corp. company guaranty sr. unsec.
notes 12 5/8s, 2021	$19,000	$23,394

First Data Corp. company guaranty sr. unsec.
notes 11 1/4s, 2021	13,000	15,178

First Data Corp. company guaranty sr. unsec.
sub. notes 11 3/4s, 2021	27,000	32,029

First Data Corp. 144A company
guaranty notes 8 1/4s, 2021	44,000	48,180

First Data Corp. 144A company
guaranty sr. notes 7 3/8s, 2019	7,000	7,516

First Data Holdings, Inc. 144A sr. unsec.
notes 14 1/2s, 2019 ‡‡	10,958	12,163

Freescale Semiconductor, Inc. company
guaranty sr. unsec. notes 10 3/4s, 2020	7,000	7,910

Freescale Semiconductor, Inc. 144A company
guaranty sr. notes 5s, 2021	14,000	14,350

Freescale Semiconductor, Inc. 144A sr. notes 6s, 2022	20,000	21,350

Hewlett-Packard Co. sr. unsec. notes 5 1/2s, 2018	20,000	22,624

Hewlett-Packard Co. sr. unsec. unsub. notes 2.6s, 2017	111,000	114,724

Honeywell International, Inc. sr. unsec.
unsub. notes 5 3/8s, 2041	55,000	65,604

Honeywell International, Inc. sr. unsec.
unsub. notes 4 1/4s, 2021	40,000	44,280

IBM Corp. sr. unsec. unsub. notes 1 7/8s, 2022	140,000	129,481

Infor US, Inc. company guaranty sr. unsec.
unsub. notes 11 1/2s, 2018	10,000	11,363

Intel Corp. sr. unsec. unsub. notes 1.35s, 2017	130,000	130,037

Iron Mountain, Inc. company
guaranty sr. sub. notes 7 3/4s, 2019	7,000	7,656

Iron Mountain, Inc. company guaranty sr. unsec.
unsub. notes 6s, 2023	14,000	15,138

Jabil Circuit, Inc. sr. unsec. notes 8 1/4s, 2018	11,000	13,104

Micron Technology, Inc. 144A sr. unsec.
notes 5 7/8s, 2022	25,000	26,813

Microsoft Corp. sr. unsec. unsub. notes 5.3s, 2041	25,000	28,939

Microsoft Corp. sr. unsec. unsub. notes 4.2s, 2019	85,000	94,610

Oracle Corp. sr. unsec. unsub. notes 5 3/8s, 2040	35,000	39,787

Oracle Corp. sr. unsec. unsub. notes 2 1/2s, 2022	80,000	76,538

SunGard Data Systems, Inc. company
guaranty sr. unsec. sub. notes 6 5/8s, 2019	13,000	13,683

SunGard Data Systems, Inc. 144A sr. unsec.
notes 7 5/8s, 2020	12,000	13,080

Syniverse Holdings, Inc. company
guaranty sr. unsec. notes 9 1/8s, 2019	13,000	13,926

Xerox Corp. sr. unsec. notes 6 3/4s, 2039	15,000	18,188

Xerox Corp. sr. unsec. unsub. notes 5 5/8s, 2019	21,000	24,122

		1,589,276
Transportation (0.2%)
Air Medical Group Holdings, Inc. company
guaranty sr. notes 9 1/4s, 2018	18,000	19,193

Burlington Northern Santa Fe, LLC sr. unsec.
notes 5.4s, 2041	35,000	39,887

Burlington Northern Santa Fe, LLC sr. unsec.
unsub. notes 5 3/4s, 2040	35,000	41,762

CSX Corp. sr. unsec. unsub. notes 4.1s, 2044	70,000	65,983

Delta Air Lines, Inc. sr. notes Ser. A, 7 3/4s, 2019	45,993	54,042

FedEx Corp. company guaranty sr. unsec.
unsub. notes 2 5/8s, 2022	15,000	14,405

Putnam VT Global Asset Allocation Fund 23

CORPORATE BONDS AND NOTES (17.3%)* cont.	Principal amount	Value

Transportation cont.
Kansas City Southern de Mexico SA de CV
sr. unsec. unsub. notes 2.35s, 2020	$9,000	$8,615

Kansas City Southern Railway Co. (The) company
guaranty sr. unsec. notes 4.3s, 2043	16,000	15,188

Swift Services Holdings, Inc. company
guaranty sr. notes 10s, 2018	27,000	28,890

United AirLines, Inc. pass-through certificates
Ser. 07-A, 6.636s, 2022	13,845	15,298

Watco Cos., LLC/Watco Finance Corp. 144A company
guaranty sr. unsec. notes 6 3/8s, 2023	14,000	14,280

		317,543
Utilities and power (1.4%)
AES Corp./Virginia (The) sr. unsec. unsub. notes
8s, 2017	42,000	48,930

AES Corp./Virginia (The) sr. unsec. unsub. notes
7 3/8s, 2021	27,000	31,590

AES Corp./Virginia (The) sr. unsec. unsub. notes
4 7/8s, 2023	7,000	6,930

Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035	25,000	30,070

Arizona Public Services Co. sr. unsec. notes
4 1/2s, 2042	15,000	15,607

Beaver Valley Funding Corp. sr. bonds 9s, 2017	2,000	2,110

Boardwalk Pipelines LP company
guaranty sr. unsec. notes 5 7/8s, 2016	66,000	72,508

Calpine Corp. 144A company guaranty sr. notes
7 7/8s, 2020	31,000	33,674

Calpine Corp. 144A company guaranty sr. notes 6s, 2022	4,000	4,315

Calpine Corp. 144A company guaranty sr. notes
5 7/8s, 2024	3,000	3,158

Colorado Interstate Gas Co., LLC sr. unsec.
debs. 6.85s, 2037	10,000	11,850

Commonwealth Edison Co. 1st mtge. bonds 5.9s, 2036	28,000	34,918

Consolidated Edison Co. of New York sr. unsec.
notes 7 1/8s, 2018	83,000	100,845

Consolidated Edison Co. of New York sr. unsec.
unsub. notes 4.2s, 2042	45,000	44,491

DPL, Inc. sr. unsec. notes 6 1/2s, 2016	27,000	29,093

Duke Energy Corp. sr. unsec. unsub. notes 2.15s, 2016	95,000	97,727

Dynegy Holdings, LLC escrow bonds 7 3/4s, 2019	70,000	88

El Paso, LLC company guaranty sr. notes 7s, 2017	60,000	67,725

El Paso, LLC sr. notes Ser. GMTN, 7 3/4s, 2032	17,000	18,615

Electricite de France 144A jr. unsec. sub. FRN
notes 5 5/8s, perpetual maturity (France)	150,000	156,705

Electricite de France (EDF) 144A sr. unsec.
notes 6.95s, 2039 (France)	20,000	26,587

Electricite de France (EDF) 144A sr. unsec.
notes 6 1/2s, 2019 (France)	60,000	71,496

Electricite de France (EDF) 144A unsec. sub. FRN
notes 5 1/4s, perpetual maturity (France)	290,000	295,777

Energy Future Intermediate Holding Co., LLC/EFIH
Finance, Inc. sr. notes 10s, 2020	19,000	1,805

Energy Future Intermediate Holding Co., LLC/EFIH
Finance, Inc. 144A sr. notes 10s, 2020	39,000	3,705

Energy Transfer Equity LP company
guaranty sr. unsec. notes 7 1/2s, 2020	13,000	15,015

Energy Transfer Partners LP sr. unsec.
unsub. notes 6 1/2s, 2042	30,000	35,779

Energy Transfer Partners LP sr. unsec.
unsub. notes 5.2s, 2022	25,000	27,691

CORPORATE BONDS AND NOTES (17.3%)* cont.	Principal amount	Value

Utilities and power cont.
Enterprise Products Operating, LLC company
guaranty sr. unsec. unsub. notes 4.85s, 2042	$80,000	$82,727

EP Energy, LLC/EP Energy Finance, Inc. sr. unsec.
notes 9 3/8s, 2020	27,000	31,050

EP Energy, LLC/Everest Acquisition Finance, Inc.
company guaranty sr. notes 6 7/8s, 2019	10,000	10,663

EP Energy, LLC/Everest Acquisition Finance, Inc.
company guaranty sr. unsec. unsub. notes 7 3/4s, 2022	10,000	11,275

FirstEnergy Corp. sr. unsec. unsub. notes 4 1/4s, 2023	54,000	53,780

FirstEnergy Corp. sr. unsec. unsub. notes 2 3/4s, 2018	8,000	8,096

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020	23,000	25,013

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018	4,000	4,390

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018	35,000	39,087

Kansas Gas and Electric Co. bonds 5.647s, 2021	11,612	12,480

Kinder Morgan Energy Partners LP sr. unsec.
unsub. notes 3 1/2s, 2021	80,000	81,110

Kinder Morgan, Inc./DE 144A sr. notes 5s, 2021	49,000	50,593

MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036	39,000	48,354

MidAmerican Funding, LLC sr. bonds 6.927s, 2029	50,000	65,223

Nevada Power Co. mtge. notes 7 1/8s, 2019	40,000	48,979

NiSource Finance Corp. company
guaranty sr. unsec. notes 6 1/8s, 2022	25,000	29,548

NRG Energy, Inc. company guaranty sr. unsec.
notes 7 7/8s, 2021	60,000	66,525

NSTAR Electric Co. sr. unsec.
unsub. notes 2 3/8s, 2022 (Canada)	75,000	71,604

Oncor Electric Delivery Co., LLC sr. notes 4.1s, 2022	25,000	26,876

Pacific Gas & Electric Co. sr. unsec. notes 6.05s, 2034	40,000	49,468

Potomac Edison Co. 144A sr. bonds 5.8s, 2016	76,000	81,880

PPL Capital Funding, Inc. company
guaranty sr. unsec. unsub. notes 4.2s, 2022	105,000	112,348

Public Service Electric & Gas Co.
sr. notes Ser. MTN, 5 1/2s, 2040	25,000	30,388

Puget Sound Energy, Inc. jr. sub. FRN
notes Ser. A, 6.974s, 2067	98,000	102,832

Regency Energy Partners LP/Regency Energy
Finance Corp. company guaranty sr. unsec.
unsub. notes 5 7/8s, 2022	14,000	15,208

Regency Energy Partners LP/Regency Energy
Finance Corp. company guaranty sr. unsec.
unsub. notes 5 1/2s, 2023	13,000	13,585

Regency Energy Partners LP/Regency Energy
Finance Corp. company guaranty sr. unsec.
unsub. notes 4 1/2s, 2023	14,000	13,860

Southern Star Central Corp. 144A sr. unsec.
notes 5 1/8s, 2022	20,000	20,150

Teco Finance, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2015	5,000	5,252

Texas Competitive/Texas Competitive Electric
Holdings Co., LLC 144A company
guaranty sr. notes 11 1/2s, 2020 (In default) †	13,000	11,863

TransCanada PipeLines, Ltd. jr. unsec. sub. FRN
notes 6.35s, 2067 (Canada)	30,000	31,238

Union Electric Co. sr. notes 6.4s, 2017	50,000	56,824

West Penn Power Co. 144A sr. bonds 5.95s, 2017	25,000	28,263

		2,629,336

Total corporate bonds and notes (cost $31,057,066)		$33,156,703

24 Putnam VT Global Asset Allocation Fund

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (12.2%)*	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (2.1%)
Government National Mortgage Association
Pass-Through Certificates
6 1/2s, with due dates from May 20, 2037
to November 20, 2039	$867,901	$983,504
3s, TBA, July 1, 2044	3,000,000	3,028,125

		4,011,629
U.S. Government Agency Mortgage Obligations (10.1%)
Federal National Mortgage Association
Pass-Through Certificates
6s, TBA, July 1, 2044	5,000,000	5,633,203
4 1/2s, TBA, July 1, 2044	1,000,000	1,083,125
4s, TBA, July 1, 2044	9,000,000	9,552,656
3 1/2s, TBA, July 1, 2029	3,000,000	3,179,297

		19,448,281
Total U.S. government and agency mortgage
obligations (cost $23,227,981)		$23,459,910

MORTGAGE-BACKED SECURITIES (3.3%)*	Principal amount	Value

Agency collateralized mortgage obligations (0.6%)
Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, 25.182s, 2037	$24,544	$35,901
IFB Ser. 3072, Class SM, 23.24s, 2035	30,078	43,176
IFB Ser. 3072, Class SB, 23.094s, 2035	27,871	39,740
IFB Ser. 3249, Class PS, 21.774s, 2036	27,716	38,112
IFB Ser. 3065, Class DC, 19.405s, 2035	52,486	75,132
IFB Ser. 2990, Class LB, 16.558s, 2034	46,750	61,246
IFB Ser. 310, Class S4, IO, 5.798s, 2043	97,652	25,338
IFB Ser. 311, Class S1, IO, 5.798s, 2043	241,061	54,796
IFB Ser. 308, Class S1, IO, 5.798s, 2043	180,626	46,173
IFB Ser. 314, Class AS, IO, 5.738s, 2043	214,902	49,175

Federal National Mortgage Association
IFB Ser. 06-8, Class HP, 24.009s, 2036	42,648	65,920
IFB Ser. 05-45, Class DA, 23.863s, 2035	56,118	83,976
IFB Ser. 07-53, Class SP, 23.643s, 2037	37,447	55,511
IFB Ser. 05-75, Class GS, 19.794s, 2035	19,637	26,257
Ser. 06-46, Class OC, PO, zero %, 2036	14,534	12,819

Government National Mortgage Association
IFB Ser. 13-129, Class CS, IO, 5.997s, 2042	220,170	37,891
Ser. 10-9, Class UI, IO, 5s, 2040	194,538	43,094
Ser. 13-14, Class IO, IO, 3 1/2s, 2042	640,667	94,550
Ser. 12-141, Class WI, IO, 3 1/2s, 2041	744,946	113,932

		1,002,739
Commercial mortgage-backed securities (2.0%)
Banc of America Commercial Mortgage Trust
FRB Ser. 07-3, Class A3, 5.775s, 2049	85,527	85,707
FRB Ser. 07-2, Class A2, 5.634s, 2049	5,423	5,442
Ser. 06-5, Class A3, 5.39s, 2047	58,000	58,798
Ser. 07-1, Class XW, IO, 0.494s, 2049	1,016,019	7,860

Banc of America Commercial Mortgage Trust 144A
Ser. 07-5, Class XW, IO, 0.531s, 2051	2,005,714	19,002

Banc of America Merrill Lynch Commercial
Mortgage, Inc. 144A
Ser. 04-4, Class XC, IO, 0.872s, 2042	307,365	813
Ser. 04-5, Class XC, IO, 0.834s, 2041	982,011	2,030
Ser. 02-PB2, Class XC, IO, 0.416s, 2035	155,699	78

Bear Stearns Commercial Mortgage Securities Trust
Ser. 04-PR3I, Class X1, IO, 0.743s, 2041	77,075	227

Bear Stearns Commercial Mortgage Securities Trust
144A Ser. 06-PW14, Class X1, IO, 0.832s, 2038	1,306,566	20,095

Citigroup Commercial Mortgage Trust FRB
Ser. 05-C3, Class AJ, 4.96s, 2043	43,000	43,417

MORTGAGE-BACKED SECURITIES (3.3%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
Citigroup Commercial Mortgage Trust 144A
Ser. 06-C5, Class XC, IO, 0.735s, 2049	$6,678,198	$84,813

Citigroup/Deutsche Bank Commercial Mortgage
Trust 144A
Ser. 07-CD4, Class XC, IO, 0.559s, 2049	6,871,483	48,100
Ser. 07-CD4, Class XW, IO, 0.559s, 2049	1,263,535	10,108

COMM Mortgage Trust
Ser. 07-C9, Class AJ, 5.65s, 2049	91,000	98,107
FRB Ser. 05-LP5, Class D, 5.254s, 2043	94,000	96,621
Ser. 14-UBS2, Class XA, IO, 1.607s, 2047	401,328	37,856
Ser. 14-CR16, Class XA, IO, 1.447s, 2047	1,164,225	93,550
Ser. 14-CR17, Class XA, IO, 1.38s, 2047	420,753	33,762
Ser. 06-C8, Class XS, IO, 0.706s, 2046	5,672,778	64,744

Credit Suisse Commercial Mortgage Trust 144A
Ser. 07-C2, Class AX, IO, 0.226s, 2049	6,377,413	30,143

Credit Suisse First Boston Mortgage
Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040	42,324	46,557
Ser. 02-CP3, Class AX, IO, 1.471s, 2035	61,842	941

First Union National Bank-Bank of America
Commercial Mortgage Trust 144A Ser. 01-C1,
Class 3, IO, 1.956s, 2033	32,846	238

GE Business Loan Trust 144A Ser. 04-2, Class D,
2.902s, 2032	24,242	17,473

GE Capital Commercial Mortgage Corp. FRB
Ser. 05-C1, Class B, 4.846s, 2048	74,000	74,936

GE Capital Commercial Mortgage Corp. 144A
Ser. 07-C1, Class XC, IO, 0.382s, 2049	8,573,260	50,342
Ser. 05-C3, Class XC, IO, 0.282s, 2045	21,654,781	33,320

GMAC Commercial Mortgage Securities, Inc. Trust
FRB Ser. 04-C2, Class A4, 5.301s, 2038	15,684	15,709
Ser. 97-C1, Class X, IO, 1.463s, 2029	38,156	1,408
Ser. 05-C1, Class X1, IO, 0.765s, 2043	2,017,388	7,194

Greenwich Capital Commercial Funding Corp.
FRB Ser. 05-GG3, Class E, 5.087s, 2042	55,000	54,274
FRB Ser. 05-GG3, Class D, 4.986s, 2042	43,000	43,162
FRB Ser. 05-GG3, Class B, 4.894s, 2042	157,000	159,543

GS Mortgage Securities Trust
Ser. 06-GG6, Class A2, 5.506s, 2038	403	403
Ser. 05-GG4, Class B, 4.841s, 2039	219,000	220,139

GS Mortgage Securities Trust 144A
Ser. 98-C1, Class F, 6s, 2030	3,353	3,349
Ser. 06-GG8, Class X, IO, 0.78s, 2039	9,004,315	152,173
Ser. 06-GG6, Class XC, IO, 0.158s, 2038	1,444,508	998

JPMorgan Chase Commercial Mortgage
Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.279s, 2051	38,500	40,825
FRB Ser. 06-LDP7, Class B, 6.057s, 2045	107,000	92,043
FRB Ser. 04-CB9, Class B, 5.773s, 2041	47,670	47,670
Ser. 06-LDP8, Class B, 5.52s, 2045	36,000	36,972
FRB Ser. 06-LDP8, Class AJ, 5.48s, 2045	109,000	115,747
FRB Ser. 13-C10, Class C, 4.298s, 2047	83,000	84,774
Ser. 06-LDP8, Class X, IO, 0.725s, 2045	1,539,817	15,871
Ser. 07-LDPX, Class X, IO, 0.488s, 2049	3,594,599	31,859

JPMorgan Chase Commercial Mortgage Securities
Trust 144A Ser. 05-CB12, Class X1, IO, 0.493s, 2037	2,041,700	5,800

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031	19,167	20,029
Ser. 98-C4, Class H, 5.6s, 2035	50,000	52,187

Putnam VT Global Asset Allocation Fund 25

MORTGAGE-BACKED SECURITIES (3.3%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
LB-UBS Commercial Mortgage Trust Ser. 06-C7,
Class A2, 5.3s, 2038	$73,210	$74,814

LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 04-C4, Class H, 6.622s, 2036	100,000	102,440
Ser. 06-C6, Class XCL, IO, 0.855s, 2039	8,239,443	117,676
Ser. 06-C7, Class XCL, IO, 0.85s, 2038	1,950,259	26,586
Ser. 06-C7, Class XW, IO, 0.85s, 2038	1,105,324	15,068
Ser. 05-C5, Class XCL, IO, 0.603s, 2040	3,352,634	20,297
Ser. 05-C2, Class XCL, IO, 0.484s, 2040	2,280,350	4,511
Ser. 05-C7, Class XCL, IO, 0.371s, 2040	2,663,119	6,336

Merrill Lynch Mortgage Trust FRB Ser. 07-C1,
Class A3, 6.033s, 2050	87,374	87,790

Merrill Lynch Mortgage Trust 144A
Ser. 04-KEY2, Class XC, IO, 1.067s, 2039	366,859	364
Ser. 05-MCP1, Class XC, IO, 0.766s, 2043	2,068,145	7,706

Mezz Cap Commercial Mortgage Trust 144A
Ser. 05-C3, Class X, IO, 6.525s, 2044	91,655	5,325
Ser. 06-C4, Class X, IO, 6.472s, 2045	342,344	25,881

Morgan Stanley Bank of America Merrill Lynch
Trust FRB Ser. 13-C11, Class C, 4.565s, 2046 F	72,000	73,440

Morgan Stanley Bank of America Merrill Lynch
Trust 144A FRB Ser. 13-C11, Class D, 4.565s, 2046	100,000	93,720

Morgan Stanley Capital I Trust
FRB Ser. 07-HQ12, Class A2, 5.773s, 2049	32,999	33,032
Ser. 07-IQ14, Class A2, 5.61s, 2049	52,923	53,158

Morgan Stanley Capital I Trust 144A FRB
Ser. 11-C3, Class E, 5.356s, 2049	37,000	38,347

Morgan Stanley ReREMIC Trust 144A FRB
Ser. 10-C30A, Class A3B, 5.246s, 2043	97,722	97,837

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 5.123s, 2049	50,000	53,600
Ser. 12-C4, Class XA, IO, 2.016s, 2045	364,384	39,673

Wachovia Bank Commercial Mortgage Trust
Ser. 07-C34, IO, 0.494s, 2046	1,410,018	17,061

Wachovia Bank Commercial Mortgage Trust 144A
Ser. 05-C18, Class XC, IO, 0.483s, 2042	2,681,019	6,890
Ser. 06-C26, Class XC, IO, 0.185s, 2045	1,395,733	2,122

Wells Fargo Commercial Mortgage Trust 144A FRB
Ser. 13-LC12, Class D, 4.439s, 2046	100,000	91,763

WF-RBS Commercial Mortgage Trust FRB Ser. 14-C19,
Class C, 4.646s, 2047	75,000	77,438

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.647s, 2044	132,000	141,332
Ser. 14-C19, Class D, 4.234s, 2047	47,000	42,021
Ser. 12-C10, Class XA, IO, 1.961s, 2045	467,955	49,332
Ser. 13-C12, Class XA, IO, 1.649s, 2048	1,951,852	169,046

		3,841,815
Residential mortgage-backed securities (non-agency) (0.7%)
Barclays Capital, LLC Trust FRB Ser. 12-RR10,
Class 9A2, 2.663s, 2035	40,000	37,700

Barclays Capital, LLC Trust 144A
FRB Ser. 12-RR11, Class 5A3, 10.161s, 2037	50,654	34,698
FRB Ser. 14-RR2, Class 2A1, 3 1/2s, 2036	143,666	142,050

Countrywide Alternative Loan Trust
Ser. 05-28CB, Class 2A7, 5 3/4s, 2035	228,340	213,498
FRB Ser. 05-51, Class 1A1, 0.475s, 2035	78,976	68,709

Credit Suisse Commercial Mortgage Trust 144A FRB
Ser. 13-5R, Class 1A6, 0.428s, 2036	40,000	32,512

Residential Accredit Loans, Inc. FRB Ser. 06-QO7,
Class 1A1, 0.924s, 2046	157,752	108,060

MORTGAGE-BACKED SECURITIES (3.3%)* cont.		Principal amount	Value

Residential mortgage-backed securities (non-agency) cont.
WAMU Mortgage Pass-Through Certificates
FRB Ser. 06-AR1, Class 2A1B, 1.194s, 2046		$107,911	$99,279
FRB Ser. 06-AR3, Class A1B, 1.124s, 2046		50,141	40,890
FRB Ser. 05-AR13, Class A1C3, 0.642s, 2045		99,196	87,541
FRB Ser. 05-AR9, Class A1C3, 0.632s, 2045		109,905	98,915
FRB Ser. 05-AR15, Class A1B2, 0.562s, 2045		73,428	64,859
FRB Ser. 05-AR13, Class A1B3, 0.512s, 2045		189,135	168,330
FRB Ser. 05-AR15, Class A1B3, 0.492s, 2045		140,808	123,672

Wells Fargo Mortgage Loan Trust FRB Ser. 12-RR2,
Class 1A2, 0.331s, 2047		100,000	74,000

			1,394,713

Total mortgage-backed securities (cost $5,629,259)			$6,239,267

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (0.7%)*		Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 8.28s,
2033 (Argentina)		$56,082	$47,386

Argentina (Republic of) sr. unsec. bonds 7s, 2017
(Argentina)		40,000	37,300

Argentina (Republic of) sr. unsec.
unsub. bonds 7s, 2015 (Argentina)		414,000	398,889

Argentina (Republic of) sr. unsec.
unsub. notes Ser. LOC, 8.28s, 2033 (Argentina)		35,051	29,268

Argentina (Republic of) sr. unsec.
unsub. notes Ser. NY, 8.28s, 2033 (Argentina)		259,377	216,580

Brazil (Federal Republic of) unsec. notes 10s,
2021 (Brazil)	BRL	805	332,945

Poland (Republic of) sr. unsec. bonds 5s,
2022 (Poland)		$155,000	172,283

South Africa (Republic of) sr. unsec.
unsub. notes 4.665s, 2024 (South Africa)		135,000	137,531

Total foreign government and agency bonds
and notes (cost $1,387,263)			$1,372,182

SENIOR LOANS (0.2%)* c		Principal amount	Value

Caesars Entertainment Operating Co., Inc. bank
term loan FRN Ser. B6, 5.528s, 2018		$151,836	$141,570

Caesars Entertainment Operating Co., Inc. bank
term loan FRN Ser. B7, 9 3/4s, 2017		15,000	14,792

Caesars Growth Properties Holdings, LLC bank term
loan FRN 6 1/4s, 2021		50,000	49,920

First Data Corp. bank term loan FRN 4.154s, 2021		10,568	10,583

First Data Corp. bank term loan FRN 4.154s, 2018		99,303	99,409

Neiman Marcus Group, Ltd., Inc. bank term loan
FRN 4 1/4s, 2020		54,863	54,741

Texas Competitive Electric Holdings Co., LLC bank
term loan FRN 4.651s, 2017		101,971	84,126

Total senior loans (cost $458,486)			$455,141

PREFERRED STOCKS (0.1%)*		Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.		93	$93,235

GMAC Capital Trust I Ser. 2, $2.031 cum. pfd.		680	18,564

HSBC USA, Inc. $0.88 pfd. (United Kingdom)		4,020	91,013

M/I Homes, Inc. Ser. A, $2.438 pfd.		880	22,555

Total preferred stocks (cost $181,341)			$225,367

CONVERTIBLE PREFERRED STOCKS (—%)*		Shares	Value

EPR Properties Ser. C, $1.44 cv. pfd. R		1,280	$29,420

United Technologies Corp. $3.75 cv. pfd.		400	26,076

Total convertible preferred stocks (cost $43,395)			$55,496

26 Putnam VT Global Asset Allocation Fund

INVESTMENT COMPANIES (—%)*			Shares	Value

Hercules Technology Growth Capital, Inc. S			1,608	$25,985

Market Vectors Vietnam ETF (Vietnam)			970	20,176

Total investment companies (cost $42,486)				$46,161

CONVERTIBLE BONDS AND NOTES (—%)*		Principal amount		Value

iStar Financial, Inc. cv. sr. unsec.
unsub. notes 3s, 2016 R			$10,000	$14,169

Jazz Technologies, Inc. 144A cv. unsec. notes 8s, 2018			20,000	21,800

Total convertible bonds and notes (cost $28,219)				$35,969

MUNICIPAL BONDS AND NOTES (—%)*		Principal amount		Value

IL State G.O. Bonds, 4.421s, 1/1/15			$20,000	$20,388

Total municipal bonds and notes (cost $20,000)				$20,388

WARRANTS (—%)* †	Expiration date	Strike price	Warrants	Value

Tower Semiconductor,
Ltd. 144A (Israel) F	6/30/15	$1.70	7,932	$—

Total warrants (cost $1,586)				$—

SHORT-TERM INVESTMENTS (22.1%)*		Principal amount/shares		Value

Putnam Cash Collateral Pool, LLC 0.18% [d]		Shares	3,711,796	$3,711,796

Putnam Short Term Investment Fund 0.07% L		Shares	35,217,188	35,217,188

SSgA Prime Money Market Fund 0.01% P		Shares	120,000	120,000

U.S. Treasury Bills with effective yields ranging
from 0.07% to 0.10%, August 21, 2014 # §			$3,352,000	3,351,581

Total short-term investments (cost $42,400,568)				$42,400,565

Total investments (cost $194,698,038)				$217,352,073

Key to holding’s currency abbreviations

BRL	Brazilian Real
CAD	Canadian Dollar
USD / $	United States Dollar

Key to holding’s abbreviations

ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
BKNT	Bank Note
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
JSC	Joint Stock Company
MTN	Medium Term Notes
OJSC	Open Joint Stock Company
PJSC	Public Joint Stock Company
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2014 through June 30, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to “OTC”, if any, represent over-the-counter.

* Percentages indicated are based on net assets of $191,738,344.

† Non-income-producing security.

∆∆ Security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $19,184, or less than 0.1% of net assets.

‡‡Income may be received in cash or additional securities at the discretion of the issuer.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 6).

d Affiliated company. See Note 1 to the financial statements regarding securities lending. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

F Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities’ valuation inputs (Note 1).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period (Note 1).

R Real Estate Investment Trust.

S Security on loan, in part or in entirety, at the close of the reporting period (Note 1).

At the close of the reporting period, the fund maintained liquid assets totaling $54,855,102 to cover certain derivatives contracts, delayed delivery securities and the settlement of certain securities.

UR At the reporting period end, 200 shares owned by the fund were not formally entered on the company’s shareholder register, due to local restrictions on foreign ownership. While the fund has full title to these unregistered shares, these shares do not carry voting rights.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

Putnam VT Global Asset Allocation Fund 27

FORWARD CURRENCY CONTRACTS at 6/30/14 (aggregate face value $55,349,943) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.

	Canadian Dollar	Buy	7/17/14	$194,578	$190,840	$3,738

	Canadian Dollar	Sell	7/17/14	197,201	189,854	(7,347)

	Chilean Peso	Buy	7/17/14	852	848	4

	Chilean Peso	Sell	7/17/14	852	858	6

	Colombian Peso	Buy	7/17/14	208,326	198,147	10,179

	Colombian Peso	Sell	7/17/14	208,326	201,177	(7,149)

	Euro	Sell	9/17/14	3,073,048	3,049,721	(23,327)

	Singapore Dollar	Sell	8/20/14	314,625	312,299	(2,326)

Barclays Bank PLC

	Australian Dollar	Sell	7/17/14	1,978	3,177	1,199

	British Pound	Sell	9/17/14	5,152,695	5,038,906	(113,789)

	Canadian Dollar	Sell	7/17/14	194,766	191,788	(2,978)

	Euro	Sell	9/17/14	1,242,588	1,232,881	(9,707)

	Hong Kong Dollar	Sell	8/20/14	411,107	411,248	141

	Japanese Yen	Sell	8/20/14	106,750	105,235	(1,515)

	Mexican Peso	Buy	7/17/14	75,791	71,232	4,559

	New Zealand Dollar	Buy	7/17/14	275,510	272,173	3,337

	Norwegian Krone	Buy	9/17/14	67,282	68,716	(1,434)

	Singapore Dollar	Buy	8/20/14	52,531	52,178	353

	South African Rand	Sell	7/17/14	117,807	114,085	(3,722)

	South Korean Won	Buy	8/20/14	429,876	422,475	7,401

	Swedish Krona	Sell	9/17/14	184,423	184,117	(306)

	Swiss Franc	Sell	9/17/14	496,491	489,997	(6,494)

Citibank, N.A.

	Australian Dollar	Buy	7/17/14	390,622	382,346	8,276

	Australian Dollar	Sell	7/17/14	390,622	386,164	(4,458)

	Brazilian Real	Buy	7/2/14	386,015	377,697	8,318

	Brazilian Real	Sell	7/2/14	386,015	385,230	(785)

	Brazilian Real	Buy	10/2/14	376,100	375,479	621

	British Pound	Buy	9/17/14	2,675,974	2,619,578	56,396

	Canadian Dollar	Sell	7/17/14	480,871	462,563	(18,308)

	Chilean Peso	Sell	7/17/14	112,152	111,614	(538)

	Danish Krone	Sell	9/17/14	191,641	190,086	(1,555)

	Euro	Sell	9/17/14	2,447,645	2,433,669	(13,976)

	Japanese Yen	Sell	8/20/14	197,032	200,716	3,684

	Mexican Peso	Buy	7/17/14	148,362	147,174	1,188

	New Zealand Dollar	Buy	7/17/14	7,956	2,541	5,415

	Norwegian Krone	Buy	9/17/14	572,066	579,907	(7,841)

	Thai Baht	Buy	8/20/14	116,148	116,437	(289)

	Thai Baht	Sell	8/20/14	116,148	115,943	(205)

Credit Suisse International

	Australian Dollar	Sell	7/17/14	192,532	190,727	(1,805)

	British Pound	Sell	9/17/14	798,380	781,546	(16,834)

	Canadian Dollar	Sell	7/17/14	194,672	185,881	(8,791)

	Euro	Sell	9/17/14	309,825	308,060	(1,765)

	Indian Rupee	Buy	8/20/14	304,232	306,300	(2,068)

	Japanese Yen	Sell	8/20/14	916,409	900,547	(15,862)

	New Zealand Dollar	Buy	7/17/14	274,111	272,669	1,442

	Norwegian Krone	Buy	9/17/14	401,870	410,524	(8,654)

	Singapore Dollar	Sell	8/20/14	99,368	98,689	(679)

	South Korean Won	Buy	8/20/14	120,267	118,193	2,074

28 Putnam VT Global Asset Allocation Fund

FORWARD CURRENCY CONTRACTS at 6/30/14 (aggregate face value $55,349,943) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Credit Suisse International cont.

	Swedish Krona	Sell	9/17/14	$186,577	$184,588	$(1,989)

	Swiss Franc	Buy	9/17/14	54,840	54,121	719

Deutsche Bank AG

	Australian Dollar	Sell	7/17/14	181,511	179,910	(1,601)

	British Pound	Buy	9/17/14	9,065	9,008	57

	British Pound	Sell	9/17/14	9,065	8,875	(190)

	Canadian Dollar	Buy	7/17/14	196,920	191,425	5,495

	Canadian Dollar	Sell	7/17/14	196,920	189,880	(7,040)

	Czech Koruna	Buy	9/17/14	117,193	116,626	567

	Czech Koruna	Sell	9/17/14	117,193	116,128	(1,065)

	Euro	Sell	9/17/14	547,604	544,749	(2,855)

	Japanese Yen	Sell	8/20/14	99,537	98,109	(1,428)

	New Zealand Dollar	Buy	7/17/14	390,050	380,453	9,597

	Norwegian Krone	Buy	9/17/14	102,329	102,541	(212)

	Polish Zloty	Buy	9/17/14	115,127	114,560	567

	Swedish Krona	Sell	9/17/14	192,425	191,017	(1,408)

	Swiss Franc	Sell	9/17/14	38,365	37,867	(498)

Goldman Sachs International

	Australian Dollar	Sell	7/17/14	1,319	1,873	554

	British Pound	Buy	9/17/14	8,039	7,988	51

	British Pound	Sell	9/17/14	8,039	7,869	(170)

	Canadian Dollar	Sell	7/17/14	19,767	18,562	(1,205)

	Japanese Yen	Sell	8/20/14	196,573	190,958	(5,615)

	Swedish Krona	Sell	9/17/14	192,080	193,514	1,434

HSBC Bank USA, National Association

	Australian Dollar	Sell	7/17/14	183,772	180,016	(3,756)

	British Pound	Sell	9/17/14	2,519,651	2,466,499	(53,152)

	Canadian Dollar	Buy	7/17/14	28,573	27,899	674

	Indonesian Rupiah	Buy	8/20/14	226,019	231,635	(5,616)

	Indonesian Rupiah	Sell	8/20/14	226,019	228,767	2,748

	Japanese Yen	Sell	8/20/14	784,074	772,916	(11,158)

	Swedish Krona	Sell	9/17/14	385,043	384,348	(695)

JPMorgan Chase Bank N.A.

	Australian Dollar	Sell	7/17/14	189,612	185,582	(4,030)

	Brazilian Real	Buy	7/2/14	192,578	188,066	4,512

	Brazilian Real	Sell	7/2/14	192,578	192,230	(348)

	Brazilian Real	Sell	10/2/14	750	2,066	1,316

	British Pound	Sell	9/17/14	868,674	853,481	(15,193)

	Canadian Dollar	Sell	7/17/14	100,615	94,524	(6,091)

	Euro	Sell	9/17/14	861,264	856,071	(5,193)

	Hungarian Forint	Sell	9/17/14	115,789	117,090	1,301

	Indian Rupee	Buy	8/20/14	307,222	308,778	(1,556)

	Japanese Yen	Buy	8/20/14	169,006	168,745	261

	Mexican Peso	Buy	7/17/14	93,185	91,749	1,436

	New Taiwan Dollar	Sell	8/20/14	234,591	233,134	(1,457)

	New Zealand Dollar	Buy	7/17/14	301,740	294,119	7,621

	Norwegian Krone	Buy	9/17/14	374,301	383,644	(9,343)

	Singapore Dollar	Sell	8/20/14	50,686	50,340	(346)

	Swedish Krona	Sell	9/17/14	582,986	581,977	(1,009)

	Thai Baht	Buy	8/20/14	1,442	1,444	(2)

	Thai Baht	Sell	8/20/14	1,442	1,443	1

Putnam VT Global Asset Allocation Fund 29

FORWARD CURRENCY CONTRACTS at 6/30/14 (aggregate face value $55,349,943) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

State Street Bank and Trust Co.

	Australian Dollar	Sell	7/17/14	$375,363	$359,095	$(16,268)

	Brazilian Real	Buy	7/2/14	573,750	564,819	8,931

	Brazilian Real	Sell	7/2/14	573,750	573,932	182

	Brazilian Real	Buy	10/2/14	370,631	369,798	833

	British Pound	Buy	9/17/14	197,885	193,741	4,144

	British Pound	Sell	9/17/14	197,885	193,994	(3,891)

	Canadian Dollar	Buy	7/17/14	680,695	661,528	19,167

	Canadian Dollar	Sell	7/17/14	680,695	660,939	(19,756)

	Chilean Peso	Buy	7/17/14	191,743	192,991	(1,248)

	Chilean Peso	Sell	7/17/14	195,253	189,168	(6,085)

	Euro	Sell	9/17/14	200,660	199,448	(1,212)

	Japanese Yen	Sell	8/20/14	189,412	187,713	(1,699)

	Mexican Peso	Buy	7/17/14	191,674	189,196	2,478

	Mexican Peso	Sell	7/17/14	191,674	192,107	433

	New Taiwan Dollar	Sell	8/20/14	118,514	118,011	(503)

	New Zealand Dollar	Buy	7/17/14	202,414	196,032	6,382

	Norwegian Krone	Buy	9/17/14	626,051	634,274	(8,223)

	Singapore Dollar	Sell	8/20/14	153,503	152,464	(1,039)

	Swedish Krona	Sell	9/17/14	183,242	181,046	(2,196)

UBS AG

	Australian Dollar	Sell	7/17/14	191,684	186,564	(5,120)

	British Pound	Buy	9/17/14	5,757,637	5,634,851	122,786

	Canadian Dollar	Sell	7/17/14	151,672	145,451	(6,221)

	Euro	Buy	9/17/14	3,907,193	3,886,140	21,053

	Japanese Yen	Sell	8/20/14	188,515	187,160	(1,355)

	Singapore Dollar	Sell	8/20/14	41,945	41,834	(111)

WestPac Banking Corp.

	Australian Dollar	Buy	7/17/14	203,835	198,499	5,336

	Australian Dollar	Sell	7/17/14	203,835	200,950	(2,885)

	British Pound	Buy	9/17/14	208,318	207,013	1,305

	British Pound	Sell	9/17/14	208,318	203,919	(4,399)

	Canadian Dollar	Sell	7/17/14	110,076	104,636	(5,440)

	Japanese Yen	Sell	8/20/14	866,769	855,596	(11,173)

	New Zealand Dollar	Buy	7/17/14	198,392	195,411	2,981

	New Zealand Dollar	Sell	7/17/14	198,384	192,207	(6,177)

Total						$(180,476)

FUTURES CONTRACTS
OUTSTANDING				Unrealized
at 6/30/14	Number of		Expiration	appreciation/
(Unaudited)	contracts	Value	date	(depreciation)

Euro STOXX 50 Index
(Short)	45	$1,991,510	Sep-14	$20,180

FTSE 100 Index (Short)	17	1,952,485	Sep-14	24,606

MSCI EAFE Index Mini
(Short)	11	1,082,895	Sep-14	(5,706)

Russell 2000 Index Mini
(Long)	63	7,498,890	Sep-14	219,429

Russell 2000 Index Mini
(Short)	17	2,023,510	Sep-14	(59,279)

S&P 500 Index E-Mini
(Long)	97	9,469,140	Sep-14	141,426

FUTURES CONTRACTS
OUTSTANDING				Unrealized
at 6/30/14	Number of		Expiration	appreciation/
(Unaudited) cont.	contracts	Value	date	(depreciation)

S&P 500 Index E-Mini
(Short)	45	$4,392,900	Sep-14	$(65,790)

S&P Mid Cap 400 Index
E-Mini (Long)	24	3,430,320	Sep-14	81,312

S&P Mid Cap 400 Index
E-Mini (Short)	20	2,858,600	Sep-14	(67,840)

SPI 200 Index (Long)	29	3,660,201	Sep-14	2,612

U.S. Treasury Bond 30 yr
(Long)	16	2,195,000	Sep-14	11,876

U.S. Treasury Bond Ultra
30 yr (Long)	8	1,199,500	Sep-14	7,297

30 Putnam VT Global Asset Allocation Fund

FUTURES CONTRACTS
OUTSTANDING				Unrealized
at 6/30/14	Number of		Expiration	appreciation/
(Unaudited) cont.	contracts	Value	date	(depreciation)

U.S. Treasury Note 2 yr
(Long)	26	$5,709,438	Sep-14	$(2,753)

U.S. Treasury Note 2 yr
(Short)	26	5,709,438	Sep-14	3,201

U.S. Treasury Note 5 yr
(Long)	63	7,526,039	Sep-14	(5,784)

U.S. Treasury Note 10 yr
(Long)	24	3,004,125	Sep-14	3,704

Total				$308,491

WRITTEN SWAP OPTIONS OUTSTANDING at 6/30/14 (premiums $38,821) (Unaudited)
Counterparty
Fixed obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

JPMorgan Chase Bank N.A.
(6.00 Floor)/3 month
USD-LIBOR-BBA/Mar-18	Mar-18/6.00	$218,000	$39,131

Total			$39,131

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/14 (Unaudited)

		Upfront				Unrealized
		premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$14,260,000 E	$47,326	9/17/16	3 month USD-LIBOR-BBA	1.00%	$(6,771)

	8,132,000 E	70,326	9/17/19	3 month USD-LIBOR-BBA	2.25%	(24,669)

	3,809,000 E	87,381	9/17/24	3 month USD-LIBOR-BBA	3.25%	(13,965)

	475,000 E	(14,809)	9/17/44	3 month USD-LIBOR-BBA	4.00%	1,607

Total		$190,224				$(43,798)

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/14 (Unaudited)

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by or	appreciation/
Notional amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Barclays Bank PLC
$18,145	$—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	$(10)
				30 year Fannie Mae pools

574,764	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	(325)
				30 year Fannie Mae pools

4,052	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	38
				30 year Fannie Mae pools

12,029	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	110
				30 year Fannie Mae pools

95,462	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50%	890
				30 year Fannie Mae pools

235,927	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	2,224
				30 year Fannie Mae pools

115,712	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	1,091
				30 year Fannie Mae pools

20,049	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	183
				30 year Fannie Mae pools

65,082	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	593
				30 year Fannie Mae pools

47,192	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	430
				30 year Fannie Mae pools

56,382	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(329)
				30 year Fannie Mae pools

10,239	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50%	(80)
				30 year Fannie Mae pools

5,073	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50%	(40)
				30 year Fannie Mae pools

5,073	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50%	(40)
				30 year Fannie Mae pools

10,239	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50%	(80)
				30 year Fannie Mae pools

26,678	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50%	(208)
				30 year Fannie Mae pools

10,239	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50%	(80)
				30 year Fannie Mae pools

Putnam VT Global Asset Allocation Fund 31

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/14 (Unaudited) cont.

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by or	appreciation/
Notional amount		received (paid)	date	fund per annum	paid by fund	(depreciation)

Barclays Bank PLC cont.
	$276,670	$—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	$(156)
					30 year Fannie Mae pools

	9,005	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	85
					30 year Ginnie Mae II pools

	20,478	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50%	(160)
					30 year Fannie Mae pools

	76,541	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00%	(272)
					30 year Fannie Mae pools

Citibank, N.A.
	45,474	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	429
					30 year Fannie Mae pools

baskets	71	—	12/19/14	(3 month USD-LIBOR-BBA plus	A basket (CGPUTQL2) of	3,340
				0.15%)	common stocks

units	1,554	—	12/19/14	3 month USD-LIBOR-BBA minus	Russell 1000 Total Return	(10,871)
				0.10%	Index

Credit Suisse International
	$380,987	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50%	3,014
					30 year Ginnie Mae II pools

	262,541	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	(148)
					30 year Fannie Mae pools

Goldman Sachs International
	44,795	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	(25)
					30 year Fannie Mae pools

	44,795	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	(25)
					30 year Fannie Mae pools

	11,851	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	(7)
					30 year Fannie Mae pools

	228,516	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	(486)
					30 year Fannie Mae pools

	420,703	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	(238)
					30 year Fannie Mae pools

	52,265	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50%	8
					30 year Fannie Mae pools

JPMorgan Chase Bank N.A.
	52,265	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	(10)
					30 year Fannie Mae pools

Total		$—				$(1,155)

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/14 (Unaudited)

					Payments	Unrealized
Swap counterparty/		Upfront premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**	amount	date	fund per annum	(depreciation)

Bank of America N.A.
CMBX NA BBB– Index	BBB–/P	$912	$16,000	5/11/63	300 bp	$1,214

CMBX NA BBB– Index	BBB–/P	926	15,000	5/11/63	300 bp	1,210

CMBX NA BBB– Index	BBB–/P	482	8,000	5/11/63	300 bp	633

CMBX NA BBB– Index	BBB–/P	273	4,000	5/11/63	300 bp	349

Barclays Bank PLC
CMBX NA BBB– Index	BBB–/P	1,219	11,000	5/11/63	300 bp	1,427

Credit Suisse International
CMBX NA BBB– Index	BBB–/P	1,108	27,000	5/11/63	300 bp	1,618

CMBX NA BBB– Index	BBB–/P	1,686	22,000	5/11/63	300 bp	2,102

CMBX NA BBB– Index	BBB–/P	1,093	15,000	5/11/63	300 bp	1,376

CMBX NA BBB– Index	BBB–/P	1,118	14,000	5/11/63	300 bp	1,382

32 Putnam VT Global Asset Allocation Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/14 (Unaudited) cont.

					Payments	Unrealized
Swap counterparty/		Upfront premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**	amount	date	fund per annum	(depreciation)

Credit Suisse International cont.
CMBX NA BBB– Index	BBB–/P	$426	$14,000	5/11/63	300 bp	$691

CMBX NA BBB– Index	BBB–/P	215	14,000	5/11/63	300 bp	480

CMBX NA BBB– Index	BBB–/P	247	14,000	5/11/63	300 bp	511

CMBX NA BBB– Index	BBB–/P	1,469	13,000	5/11/63	300 bp	1,715

CMBX NA BBB– Index	BBB–/P	1,007	13,000	5/11/63	300 bp	1,252

CMBX NA BBB– Index	BBB–/P	855	13,000	5/11/63	300 bp	1,101

CMBX NA BBB– Index	BBB–/P	796	10,000	5/11/63	300 bp	985

CMBX NA BBB– Index	BBB–/P	62	8,000	5/11/63	300 bp	213

CMBX NA BBB– Index	BBB–/P	93	8,000	5/11/63	300 bp	244

CMBX NA BBB– Index	BBB–/P	19	1,000	5/11/63	300 bp	38

CMBX NA BB Index	—	80	4,000	5/11/63	(500 bp)	(19)

CMBX NA BB Index	—	(46)	6,000	5/11/63	(500 bp)	(194)

CMBX NA BB Index	—	(57)	6,000	5/11/63	(500 bp)	(206)

CMBX NA BB Index	—	(55)	6,000	5/11/63	(500 bp)	(203)

CMBX NA BB Index	—	108	7,000	5/11/63	(500 bp)	(65)

CMBX NA BB Index	—	211	8,000	5/11/63	(500 bp)	13

CMBX NA BB Index	—	(210)	12,000	5/11/63	(500 bp)	(506)

CMBX NA BB Index	—	(89)	17,000	5/11/63	(500 bp)	(509)

CMBX NA BB Index	—	(233)	12,000	5/11/63	(500 bp)	(530)

CMBX NA BBB– Index	BBB–/P	(445)	23,000	5/11/63	300 bp	(11)

CMBX NA BBB– Index	BBB–/P	1,811	17,000	5/11/63	300 bp	2,133

CMBX NA BBB– Index	BBB–/P	605	14,000	5/11/63	300 bp	869

CMBX NA BBB– Index	BBB–/P	309	13,000	5/11/63	300 bp	555

CMBX NA BBB– Index	BBB–/P	(217)	12,000	5/11/63	300 bp	10

CMBX NA BBB– Index	BBB–/P	8	12,000	5/11/63	300 bp	235

CMBX NA BBB– Index	BBB–/P	42	12,000	5/11/63	300 bp	268

CMBX NA BBB– Index	BBB–/P	526	11,000	5/11/63	300 bp	734

CMBX NA BBB– Index	—	(657)	14,000	1/17/47	(300 bp)	(677)

CMBX NA BBB– Index	—	(791)	14,000	1/17/47	(300 bp)	(811)

Goldman Sachs International
CMBX NA BB Index	—	90	4,000	5/11/63	(500 bp)	(8)

CMBX NA BB Index	—	(58)	6,000	5/11/63	(500 bp)	(206)

CMBX NA BBB– Index	BBB–/P	(198)	12,000	5/11/63	300 bp	29

Total		$14,740				$19,442

*Payments related to the referenced debt are made upon a credit default event.

**Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at June 30, 2014. Securities rated by Putnam are indicated by “/P.”

Putnam VT Global Asset Allocation Fund 33

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/14 (Unaudited)

					Payments	Unrealized
		Upfront premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**	amount	Date	fund per annum	(depreciation)

NA IG Series 22 Index	BBB+/P	$(35,164)	$1,900,000	6/20/19	100 bp	$2,917

NA IG Series 22 Index	BBB+/P	(10,615)	750,000	6/20/19	100 bp	4,417

NA HY Series 22 Index	B+/P	(458,350)	5,266,800	6/20/19	500 bp	5,791

NA HY Series 22 Index	B+/P	(286,235)	3,989,700	6/20/19	500 bp	65,361

NA HY Series 22 Index	B+/P	(329,587)	4,618,350	6/20/19	500 bp	77,409

NA IG Series 22 Index	BBB+/P	(4,129)	250,000	6/20/19	100 bp	882

NA HY Series 22 Index	B+/P	(80,669)	1,108,800	6/20/19	500 bp	17,043

Total		$(1,204,749)				$173,820

*Payments related to the referenced debt are made upon a credit default event.

**Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at June 30, 2014. Securities rated by Putnam are indicated by “/P.”

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks*:

Basic materials	$5,417,709	$—	$2,899

Capital goods	8,531,394	—	—

Communication services	4,338,400	—	—

Conglomerates	1,576,760	—	—

Consumer cyclicals	12,733,027	—	—

Consumer staples	8,444,276	—	645

Energy	9,223,110	—	498

Financials	22,257,806	—	19,184

Health care	14,457,385	—	—

Technology	16,414,910	—	—

Transportation	2,206,424	—	—

Utilities and power	4,260,497	—	—

Total common stocks	109,861,698	—	23,226

Convertible bonds and notes	—	35,969	—

Convertible preferred stocks	26,076	29,420	—

Corporate bonds and notes	—	33,156,702	1

Foreign government and agency bonds and notes	—	1,372,182	—

Investment companies	46,161	—	—

Mortgage-backed securities	—	6,239,267	—

Municipal bonds and notes	—	20,388	—

Preferred stocks	109,577	115,790	—

Senior loans	—	455,141	—

U.S. government and agency mortgage obligations	—	23,459,910	—

Warrants	—	—	—

Short-term investments	35,337,188	7,063,377	—

Totals by level	$145,380,700	$71,948,146	$23,227

34 Putnam VT Global As set Allocation Fund

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(180,476)	$—

Futures contracts	308,491	—	—

Written swap options outstanding	—	(39,131)	—

Interest rate swap contracts	—	(234,022)	—

Total return swap contracts	—	(1,155)	—

Credit default contracts	—	1,383,271	—

Totals by level	$308,491	$928,487	$—

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

Putnam VT Global Asset Allocation Fund 35

Statement of assets and liabilities
6/30/14 (Unaudited)

Assets

Investment in securities, at value, including $3,622,829 of securities on loan (Note 1):

Unaffiliated issuers (identified cost $155,769,054)	$178,423,089

Affiliated issuers (identified cost $38,928,984) (Notes 1 and 5)	38,928,984

Cash	26,543

Foreign currency (cost $20,865) (Note 1)	21,033

Dividends, interest and other receivables	850,953

Receivable for shares of the fund sold	2,147

Receivable for investments sold	3,993,174

Receivable for variation margin (Note 1)	60,227

Unrealized appreciation on forward currency contracts (Note 1)	353,253

Unrealized appreciation on OTC swap contracts (Note 1)	35,822

Premium paid on OTC swap contracts (Note 1)	3,056

Total assets	222,698,281

Liabilities

Payable for investments purchased	324,084

Payable for purchases of delayed delivery securities (Note 1)	25,326,578

Payable for shares of the fund repurchased	406,561

Payable for compensation of Manager (Note 2)	93,658

Payable for custodian fees (Note 2)	27,974

Payable for investor servicing fees (Note 2)	30,042

Payable for Trustee compensation and expenses (Note 2)	131,647

Payable for administrative services (Note 2)	312

Payable for distribution fees (Note 2)	11,100

Payable for variation margin (Note 1)	80,066

Unrealized depreciation on OTC swap contracts (Note 1)	17,535

Premium received on OTC swap contracts (Note 1)	17,796

Unrealized depreciation on forward currency contracts (Note 1)	533,729

Written options outstanding, at value (premiums $38,821) (Notes 1 and 3)	39,131

Collateral on securities loaned, at value (Note 1)	3,711,796

Collateral on certain derivative contracts, at value (Note 1)	120,000

Other accrued expenses	87,928

Total liabilities	30,959,937

Net assets	$191,738,344

Represented by

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$157,888,942

Undistributed net investment income (Note 1)	952,790

Accumulated net realized gain on investments and foreign currency transactions (Note 1)	9,966,556

Net unrealized appreciation of investments and assets and liabilities in foreign currencies	22,930,056

Total — Representing net assets applicable to capital shares outstanding	$191,738,344

Computation of net asset value Class IA

Net assets	$136,951,804

Number of shares outstanding	7,363,156

Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$18.60

Computation of net asset value Class IB

Net assets	$54,786,540

Number of shares outstanding	2,921,229

Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$18.75

The accompanying notes are an integral part of these financial statements.

36 Putnam VT Global Asset Allocation Fund

Statement of operations
Six months ended 6/30/14 (Unaudited)

Investment income

Interest (including interest income of $11,252 from investments in affiliated issuers) (Note 5)	$1,429,860

Dividends (net of foreign tax of $37,179)	1,310,637

Securities lending (Note 1)	10,863

Total investment income	2,751,360

Expenses

Compensation of Manager (Note 2)	567,041

Investor servicing fees (Note 2)	96,557

Custodian fees (Note 2)	52,487

Trustee compensation and expenses (Note 2)	6,241

Distribution fees (Note 2)	69,342

Administrative services (Note 2)	1,986

Auditing and tax fees	58,944

Other	39,640

Total expenses	892,238

Expense reduction (Note 2)	(2,416)

Net expenses	889,822

Net investment income	1,861,538

Net realized gain on investments (Notes 1 and 3)	10,212,746

Net realized gain on swap contracts (Note 1)	407,162

Net realized gain on futures contracts (Note 1)	1,214,723

Net realized loss on foreign currency transactions (Note 1)	(106,416)

Net unrealized depreciation of assets and liabilities in foreign currencies during the period	(243,825)

Net unrealized depreciation of investments, futures contracts, swap contracts, written options, and TBA sale commitments during the period	(1,862,914)

Net gain on investments	9,621,476

Net increase in net assets resulting from operations	$11,483,014

The accompanying notes are an integral part of these financial statements.

Putnam VT Global Asset Allocation Fund 37

Statement of changes in net assets

	Six months ended	Year ended
	6/30/14*	12/31/13

Decrease in net assets

Operations:

Net investment income	$1,861,538	$3,572,419

Net realized gain on investments and foreign currency transactions	11,728,215	23,026,121

Net unrealized appreciation (depreciation) of investments and assets and liabilities in foreign currencies	(2,106,739)	10,042,238

Net increase in net assets resulting from operations	11,483,014	36,640,778

Distributions to shareholders (Note 1):

From ordinary income

Net investment income

Class IA	(3,614,111)	(2,960,266)

Class IB	(1,320,005)	(1,371,786)

From net realized long-term gain on investments

Class IA	(5,485,451)	—

Class IB	(2,257,825)	—

Decrease from capital share transactions (Note 4)	(4,795,236)	(41,988,863)

Total decrease in net assets	(5,989,614)	(9,680,137)

Net assets:

Beginning of period	197,727,958	207,408,095

End of period (including undistributed net investment income of $952,790 and $4,025,368, respectively)	$191,738,344	$197,727,958

* Unaudited.

The accompanying notes are an integral part of these financial statements.

38 Putnam VT Global Asset Allocation Fund

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)[e]

Class IA

6/30/14†	$18.77	.18	.93	1.11	(.51)	(.77)	(1.28)	$18.60	6.17*	$136,952	.43*	1.00*	74*

12/31/13	16.01	.31	2.81	3.12	(.36)	—	(.36)	18.77	19.78	139,872.89		1.82	164

12/31/12	14.11	.34	1.71	2.05	(.15)	—	(.15)	16.01	14.58	135,792.89		2.20	200

12/31/11	14.79	.33	(.33)	—[f]	(.68)	—	(.68)	14.11	(.18)	138,271.88		2.27	131

12/31/10	13.64	.38	1.59	1.97	(.82)	—	(.82)	14.79	14.95	159,677	.87[g]	2.75	159

12/31/09	10.87	.41	3.12	3.53	(.76)	—	(.76)	13.64	35.36	160,419	.99[h,i]	3.55[h]	178

Class IB

6/30/14†	$18.88	.16	.93	1.09	(.45)	(.77)	(1.22)	$18.75	6.03*	$54,787	.55*	.87*	74*

12/31/13	16.10	.27	2.83	3.10	(.32)	—	(.32)	18.88	19.49	57,856	1.14	1.58	164

12/31/12	14.20	.30	1.71	2.01	(.11)	—	(.11)	16.10	14.20	71,616	1.14	1.96	200

12/31/11	14.88	.29	(.32)	(.03)	(.65)	—	(.65)	14.20	(.42)	70,624	1.13	2.02	131

12/31/10	13.72	.35	1.60	1.95	(.79)	—	(.79)	14.88	14.69	79,537	1.12[g]	2.50	159

12/31/09	10.90	.39	3.15	3.54	(.72)	—	(.72)	13.72	35.21	76,413	1.24[h,i]	3.28[h]	178

* Not annualized.

† Unaudited.

a Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.

b The charges and expenses at the insurance company separate account level are not reflected.

c Total return assumes dividend reinvestment.

d Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

e Portfolio turnover excludes TBA purchase and sale transactions.

f Amount represents less than $0.01 per share.

g Excludes the impact of a reduction to interest expense related to the resolution of certain terminated derivatives contracts, which amounted to 0.05% of average net assets for the period ended December 31, 2010.

h Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of 0.10% of average net assets.

i Includes interest accrued in connection with certain derivatives contracts, which amounted to 0.13% of average net assets as of December 31, 2009.

The accompanying notes are an integral part of these financial statements.

Putnam VT Global Asset Allocation Fund 39

Notes to financial statements 6/30/14 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from January 1, 2014 through June 30, 2014.

Putnam VT Global Asset Allocation Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The investment objective of the fund is to seek long-term return consistent with preservation of capital. The fund invests a majority of its assets in a diversified portfolio of equity securities (growth or value stocks or both) of both U.S. and foreign companies of any size. Putnam Management may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments. The fund also invests in a diversified portfolio of fixed income investments, including both U.S. and foreign government obligations, corporate obligations and securitized debt instruments (such as mortgage-backed investments). Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed income investments. Putnam Management may also select other investments that do not fall within these asset classes.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

Note 1 — Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, is recorded on the accrual basis. Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

Securities purchased or sold on a delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the

40 Putnam VT Global Asset Allocation Fund

fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on a security owned, to enhance the return on securities owned and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure on currency.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Putnam VT Global Asset Allocation Fund 41

Total return swap contracts The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage backed and other asset backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $375,933 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement. TBA commitments outstanding at period end, if any, are listed after the fund’s portfolio.

42 Putnam VT Global Asset Allocation Fund

Securities lending The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. Cash collateral is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. At the close of the reporting period, the fund received cash collateral of $3,711,796 and the value of securities loaned amounted to $3,635,637. Certain of these securities were sold prior to the close of the reporting period and are included in Receivable for investments sold on the Statement of assets and liabilities.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $392.5 million ($315 million prior to June 27, 2014) unsecured committed line of credit and a $235.5 million ($185 million prior to June 27, 2014) unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the Federal Funds rate plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.04% (0.02% prior to June 27, 2014) of the committed line of credit and 0.04% ($50,000 prior to June 27, 2014) of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.11% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

The aggregate identified cost on a tax basis is $195,793,810, resulting in gross unrealized appreciation and depreciation of $23,118,580 and $1,560,317, respectively, or net unrealized appreciation of $21,558,263.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 46.2% of the fund is owned by accounts of one insurance company.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows:

0.750%	of the first $5 billion,
0.700%	of the next $5 billion,
0.650%	of the next $10 billion,
0.600%	of the next $10 billion,
0.550%	of the next $50 billion,
0.530%	of the next $50 billion,
0.520%	of the next $100 billion and
0.515%	of any excess thereafter.

The fund’s shareholders approved the fund’s current management contract with Putnam Management effective February 27, 2014. Shareholders were asked to approve the fund’s management contract following the death on October 8, 2013 of The Honourable Paul G. Desmarais, who had controlled directly and indirectly a majority of the voting shares of Power Corporation of Canada, the ultimate parent company of Putnam Management. The substantive terms of the management contract, including terms relating to fees, are identical to the terms of the fund’s previous management contract and reflect the rates provided in the table above.

Putnam Management has contractually agreed, through June 30, 2015, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

The Putnam Advisory Company, LLC (PAC), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. Putnam Management or PIL, as applicable, pays a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam VT Global Asset Allocation Fund 43

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.10% of the fund’s average net assets. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class IA	$68,482
Class IB	28,075

Total	$96,557

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. The fund also reduced expenses through brokerage/service arrangements. For the reporting period, the fund’s expenses were not reduced under the expense offset arrangements and were reduced by $2,416 under the brokerage/service arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $118, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class IB shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares. During the reporting period, the class specific expenses related to distribution fees were as follows:

Class IB	$69,342

Note 3 — Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $115,733,396 and $125,523,623, respectively. There were no purchases or proceeds from sales of long-term U.S. government securities.

Written option transactions during the reporting period are summarized as follows:

	Written swap option	Written swap option
	contract amounts	premiums

Written options outstanding at the
beginning of the reporting period	$—	$—

Options opened	218,000	38,821

Options exercised	—	—

Options expired	—	—

Options closed	—	—

Written options outstanding at the
end of the reporting period	$218,000	$38,821

Note 4 — Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

		Class IA shares				Class IB shares
	Six months ended 6/30/14		Year ended 12/31/13		Six months ended 6/30/14		Year ended 12/31/13

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	26,011	$483,326	192,637	$3,280,966	52,377	$987,048	333,058	$5,710,014

Shares issued in connection with reinvestment
of distributions	510,351	9,099,562	177,580	2,960,266	198,879	3,577,830	81,605	1,371,786

	536,362	9,582,888	370,217	6,241,232	251,256	4,564,878	414,663	7,081,800

Shares repurchased	(626,232)	(11,600,761)	(1,399,260)	(24,124,962)	(394,502)	(7,342,241)	(1,797,231)	(31,186,933)

Net decrease	(89,870)	$(2,017,873)	(1,029,043)	$(17,883,730)	(143,246)	$(2,777,363)	(1,382,568)	$(24,105,133)

Note 5 — Affiliated transactions

Transactions during the reporting period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:

	Fair value at the beginning of				Fair value at the end of the
Name of affiliate	the reporting period	Purchase cost	Sale proceeds	Investment income	reporting period

Putnam Short Term Investment Fund*	$32,144,304	$30,305,069	$27,232,185	$11,252	$35,217,188

Total	$32,144,304	$30,305,069	$27,232,185	$11,252	$35,217,188

* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.

Note 6 — Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

44 Putnam VT Global Asset Allocation Fund

Note 7 — Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher yielding, lower rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 8 — Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was as follows based on an average of the holdings at the end of each fiscal quarter:

Written swap option contracts (contract amount) (Note 3)	$190,000

Futures contracts (number of contracts)	700

Forward currency contracts (contract amount)	$83,200,000

Centrally cleared interest rate swap contracts (notional)	$26,500,000

OTC total return swap contracts (notional)	$21,900,000

OTC credit default contracts (notional)	$420,000

Centrally cleared credit default contracts (notional)	$14,600,000

Warrants (number of warrants)	8,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives

Derivatives not accounted
for as hedging instruments	Statement of assets and		Statement of assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value

Credit contracts	Receivables, Net assets —
	Unrealized appreciation	$1,385,485*	Payables	$2,214

Foreign exchange contracts	Receivables	353,253	Payables	533,729

Equity contracts	Investments, Receivables, Net		Payables, Net assets —
	assets — Unrealized appreciation	492,905*	Unrealized depreciation	209,486*

Interest rate contracts	Receivables, Net		Payables, Net assets —
	assets — Unrealized appreciation	51,589*	Unrealized depreciation	300,825*

Total		$2,283,232		$1,046,254

* Includes cumulative appreciation/depreciation of futures contracts and centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging			Forward currency
instruments under ASC 815	Warrants	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$552,840	$552,840

Foreign exchange contracts	—	—	(110,379)	—	$(110,379)

Equity contracts	54	895,932	—	(4,212)	$891,774

Interest rate contracts	—	318,791	—	(141,466)	$177,325

Total	$54	$1,214,723	$(110,379)	$407,162	$1,511,560

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging				Forward currency
instruments under ASC 815	Warrants	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$—	$(295,509)	$(295,509)

Foreign exchange contracts	—	—	—	(244,096)	—	$(244,096)

Equity contracts	—	—	(113,866)	—	(25,616)	$(139,482)

Interest rate contracts	—	(310)	197,752	—	(86,990)	$110,452

Total	$—	$(310)	$83,886	$(244,096)	$(408,115)	$(568,635)

Putnam VT Global As set Allocation Fund 45

Note 9 — Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, see Note 1, if any. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

Assets:

Centrally cleared interest rate
swap contracts§	$—	$—	$876	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$876

OTC Total return swap contracts*#	—	5,644	—	3,769	3,014	—	8	—	—	—	—	—	—	12,435

OTC Credit default contracts*#	813	208	—	—	5,668	—	227	—	—	—	—	—	—	6,916

Centrally cleared credit default contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Futures contracts§	—	—	—	—	—	—	—	—	—	59,351	—	—	—	59,351

Forward currency contracts#	13,927	16,990	—	83,898	4,235	16,283	2,039	3,422	16,448	—	42,550	143,839	9,622	353,253

Total Assets	$14,740	$22,842	$876	$87,667	$12,917	$16,283	$2,274	$3,422	$16,448	$59,351	$42,550	$143,839	$9,622	$432,831

Liabilities:

Centrally cleared interest rate
swap contracts§	—	—	9,883	—	—	—	—	—	—	—	—	—	—	9,883

OTC Total return swap contracts*#	—	1,780	—	10,871	148	—	781	—	10	—	—	—	—	13,590

OTC Credit default contracts*#	—	—	—	—	1,968	—	246	—	—	—	—	—	—	2,214

Centrally cleared credit default contracts§	—	—	22,081	—	—	—	—	—	—	—	—	—	—	22,081

Futures contracts§	—	—	—	—	—	—	—	—	—	48,102	—	—	—	48,102

Forward currency contracts#	40,149	139,945	—	47,955	58,447	16,297	6,990	74,377	44,568	—	62,120	12,807	30,074	533,729

Written swap options #	—	—	—	—	—	—	—	—	39,131	—	—	—	—	39,131

Total Liabilities	$40,149	$141,725	$31,964	$58,826	$60,563	$16,297	$8,017	$74,377	$83,709	$48,102	$62,120	$12,807	$30,074	$668,730

Total Financial and Derivative Net Assets	$(25,409)	$(118,883)	$(31,088)	$28,841	$(47,646)	$(14)	$(5,743)	$(70,955)	$(67,261)	$11,249	$(19,570)	$131,032	$(20,452)	$(235,899)

Total collateral received (pledged)† ##	$—	$—	$—	$28,841	$—	$—	$—	$—	$—	$—	$—	$—	$—

Net amount	$(25,409)	$(118,883)	$(31,088)	$—	$(47,646)	$(14)	$(5,743)	$(70,955)	$(67,261)	$11,249	$(19,570)	$131,032	$(20,452)

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement. (Note 1)

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio.

46 Putnam VT Global Asset Allocation Fund	Putnam VT Global Asset Allocation Fund 47

Shareholder meeting results (Unaudited)

February 27, 2014 special meeting

At the meeting, each of the nominees for Trustees was elected, with all funds of the Trust voting together as a single class, as follows:

	Votes for	Votes withheld

Liaquat Ahamed	545,333,593	24,865,496

Ravi Akhoury	545,906,178	24,292,911

Barbara M. Baumann	549,255,821	20,943,268

Jameson A. Baxter	548,878,213	21,320,877

Charles B. Curtis	548,266,326	21,932,764

Robert J. Darretta	548,954,413	21,244,676

Katinka Domotorffy	547,720,210	22,478,879

John A. Hill	548,926,132	21,272,957

Paul L. Joskow	548,318,739	21,880,351

Kenneth R. Leibler	549,128,017	21,071,073

Robert E. Patterson	548,989,554	21,209,535

George Putnam, III	548,805,405	21,393,685

Robert L. Reynolds	549,170,754	21,028,335

W. Thomas Stephens	548,523,544	21,675,546

A proposal to approve a new management contract between the fund and Putnam Management was approved as follows:

Votes for	Votes against	Abstentions	Broker non-votes

9,318,582	325,329	751,263	—

A proposal to adopt an Amended and Restated Declaration of Trust was approved, with all funds of the Trust voting together as a single class, as follows:

Votes for	Votes against	Abstentions	Broker non-votes

507,595,281	19,452,349	43,151,459	—

All tabulations are rounded to the nearest whole number.

48 Putnam VT Global Asset Allocation Fund

Trustee approval of management contract

General conclusions

The Board of Trustees of the Putnam funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management, LLC (“Putnam Management”), the sub-management contract with respect to your fund between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”), and the sub-advisory contract among Putnam Management, PIL, and another affiliate, The Putnam Advisory Company (“PAC”). The Board of Trustees, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam funds (“Independent Trustees”).

At the outset of the review process, members of the Board’s independent staff and independent legal counsel met with representatives of Putnam Management to review the annual contract review materials furnished to the Contract Committee during the course of the previous year’s review and to discuss possible changes in these materials that might be necessary or desirable for the coming year. Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel requested that Putnam Management furnish specified information, together with any additional information that Putnam Management considered relevant, to the Contract Committee. Over the course of several months ending in June 2014, the Contract Committee met on a number of occasions with representatives of Putnam Management, and separately in executive session, to consider the information that Putnam Management provided, as well as supplemental information provided in response to additional requests made by the Contract Committee. Throughout this process, the Contract Committee was assisted by the members of the Board’s independent staff and by independent legal counsel for the Putnam funds and the Independent Trustees.

In May 2014, the Contract Committee met in executive session to discuss and consider its preliminary recommendations with respect to the continuance of the contracts. At the Trustees’ June 20, 2014 meeting, the Contract Committee met in executive session with the other Independent Trustees to review a summary of the key financial, performance and other data that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its final recommendations. The Contract Committee then recommended, and the Independent Trustees approved, the continuance of your fund’s management, sub-management and sub-advisory contracts, effective July 1, 2014. (Because PIL and PAC are affiliates of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL and PAC, the Trustees have not attempted to evaluate PIL or PAC as separate entities, and all subsequent references to Putnam Management below should be deemed to include reference to PIL and PAC as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, and the costs incurred by Putnam Management in providing services to the fund; and

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that some aspects of the arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with some minor exceptions, the current fee arrangements under the management contracts for the Putnam funds were implemented at the beginning of 2010 following extensive review by the Contract Committee and discussions with representatives of Putnam Management, as well as approval by shareholders. Shareholders also voted overwhelmingly to approve these fee arrangements again in early 2014, when they were asked to approve new management contracts (with the same fees and substantially identical other provisions) following the possible termination of the previous management contracts as a result of the death of the Honorable Paul G. Desmarais. (Mr. Desmarais, both directly and through holding companies, controlled a majority of the voting shares of Power Corporation of Canada, which (directly and indirectly) is the majority owner of Putnam Management. Mr. Desmarais’ voting control of shares of Power Corporation of Canada was transferred to The Desmarais Family Residuary Trust upon his death and this transfer, as a technical matter, may have constituted an “assignment” within the meaning of the 1940 Act, causing the Putnam funds’ management contracts to terminate automatically.)

Management fee schedules and total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints. The Trustees also reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to shareholders.

In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment style, changes in Putnam Management’s operating costs or profitability, or changes in competitive practices in the mutual fund

Putnam VT Global Asset Allocation Fund 49

industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not warrant changes to the management fee structure of your fund.

Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with economies of scale in the form of reduced fee levels as assets under management in the Putnam family of funds increase. The Trustees concluded that the fee schedule in effect for your fund represented an appropriate sharing of economies of scale between fund shareholders and Putnam Management.

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. In order to ensure that expenses of the Putnam funds continue to meet competitive standards, the Trustees and Putnam Management have implemented certain expense limitations. These expense limitations were: (i) a contractual expense limitation applicable to all retail open-end funds of 32 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to all open-end funds of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, investor servicing fees, distribution fees, investment-related expenses, interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses). These expense limitations serve in particular to maintain competitive expense levels for funds with large numbers of small shareholder accounts and funds with relatively small net assets. Most funds, including your fund, had sufficiently low expenses that these expense limitations did not apply. Putnam Management’s support for these expense limitation arrangements was an important factor in the Trustees’ decision to approve the continuance of your fund’s management, sub-management and sub-advisory contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Lipper Inc. (“Lipper”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fee), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the third quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the fourth quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2013 (the first quintile representing the least expensive funds and the fifth quintile the most expensive funds). The fee and expense data reported by Lipper as of December 31, 2013 reflected the most recent fiscal year-end data available in Lipper’s database at that time.

In connection with their review of the management fees and total expenses of the Putnam funds, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability, allocated on a fund-by-fund basis, with respect to the funds’ management, distribution, and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place represented reasonable compensation for the services being provided and represented an appropriate sharing of such economies of scale as may exist in the management of the Putnam funds at that time.

The information examined by the Trustees as part of their annual contract review for the Putnam funds has included for many years information regarding fees charged by Putnam Management and its affiliates to institutional clients such as defined benefit pension plans, college endowments, and the like. This information included comparisons of those fees with fees charged to the Putnam funds, as well as an assessment of the differences in the services provided to these different types of clients. The Trustees observed that the differences in fee rates between institutional clients and mutual funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect historical competitive forces operating in separate markets. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to its institutional clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the investment oversight committees of the Trustees, which meet on a regular basis with the funds’ portfolio teams and with the Chief Investment Officer and other senior members of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them, and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.

The Trustees considered that 2013 was a year of strong competitive performance for many of the Putnam funds, with only a relatively small number of exceptions. They noted that this strong performance was exemplified by the fact that the Putnam funds were recognized by Barron’s as the second-best performing mutual fund complex for both 2013 and the five-year period ended December 31, 2013. They also noted, however, the disappointing investment performance of some funds for periods ended December 31, 2013 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor performance trends to assess the effectiveness of these efforts and to evaluate whether additional actions to address areas of underperformance are warranted.

50 Putnam VT Global Asset Allocation Fund

For purposes of evaluating investment performance, the Trustees generally focus on competitive industry rankings for the one-year, three-year and five-year periods. For a number of Putnam funds with relatively unique investment mandates for which meaningful competitive performance rankings are not considered available, the Trustees evaluated performance based on comparisons of their returns with the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class IA share cumulative total return performance at net asset value was in the following quartiles of its Lipper peer group (Lipper VP (Underlying Funds) — Mixed-Asset Target Allocation Moderate Funds) for the one-year, three-year and five-year periods ended December 31, 2013 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):

One-year period	Three-year period	Five-year period

1st	1st	1st

For each of the one-year, three-year and five-year periods ended December 31, 2013, your fund’s performance was in the top decile of its Lipper peer group. Over the one-year, three-year and five-year periods ended December 31, 2013, there were 232, 195 and 168 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

Brokerage and soft-dollar allocations; investor servicing

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used primarily to acquire brokerage and research services that enhance Putnam Management’s investment capabilities and supplement Putnam Management’s internal research efforts. However, the Trustees noted that a portion of available soft dollars continues to be used to pay fund expenses. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee and also indicated their continued intent to monitor the allocation of the Putnam funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor or distribution services. In conjunction with the annual review of your fund’s management, sub-management and sub-advisory contracts, the Trustees reviewed your fund’s investor servicing agreement with Putnam Investor Services, Inc. (“PSERV”) and its distributor’s contracts and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV and PRM, as applicable, for such services are reasonable in relation to the nature and quality of such services, the fees paid by competitive funds, and the costs incurred by PSERV and PRM, as applicable, in providing such services.

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52 Putnam VT Global Asset Allocation Fund

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2014, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each Putnam VT fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the public reference room.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investor Services, Inc.	Jameson A. Baxter, Chair
One Post Office Square	Mailing address:	Liaquat Ahamed
Boston, MA 02109	P.O. Box 8383	Ravi Akhoury
	Boston, MA 02266-8383	Barbara M. Baumann
Investment Sub-Manager	1-800-225-1581	Charles B. Curtis
Putnam Investments Limited		Robert J. Darretta
57–59 St James’s Street	Custodian	Katinka Domotorffy
London, England SW1A 1LD	State Street Bank and Trust Company	John A. Hill
Paul L. Joskow
Investment Sub-Advisor	Legal Counsel	Kenneth R. Leibler
The Putnam Advisory Company, LLC	Ropes & Gray LLP	Robert E. Patterson
One Post Office Square		George Putnam, III
Boston, MA 02109		Robert L. Reynolds
W. Thomas Stephens
Marketing Services
Putnam Retail Management
One Post Office Square
Boston, MA 02109

The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam VT Global Asset Allocation Fund 53

This report has been prepared for the shareholders	H505
of Putnam VT Global Asset Allocation Fund.	289198 8/14

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

Putnam Variable Trust

By (Signature and Title):

/s/Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: August 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: August 27, 2014

By (Signature and Title):

/s/Steven D. Krichmar Steven D. Krichmar Principal Financial Officer

Date: August 27, 2014